Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.1%

Communication Services — 8.5%

Broadcasting — 0.3%
Discovery, Inc., Class A (1) (2)	13,790	$442,797

Cable & Satellite — 1.5%
Charter Communications, Inc., Class A (1)	3,700	2,569,761

Integrated Telecommunication Services — 2.4%
AT&T, Inc.	37,055	1,090,529
Verizon Communications, Inc.	55,162	3,116,101

		4,206,630

Interactive Home Entertainment — 1.7%
Electronic Arts, Inc.	19,976	2,855,170

Interactive Media & Services — 2.6%
Alphabet, Inc., Class C (1)	1,486	3,583,578
Facebook, Inc., Class A (1)	2,973	977,314

		4,560,892

Total Communication Services		14,635,250

Consumer Discretionary — 9.7%

Automotive Retail — 2.3%
AutoZone, Inc. (1)	2,875	4,043,975

Education Services — 0.4%
Graham Holdings Co., Class B	940	622,788

General Merchandise Stores — 3.3%
Dollar General Corp.	10,459	2,122,759
Dollar Tree, Inc. (1)	5,786	564,135
Target Corp.	13,055	2,962,440

		5,649,334

Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc. (1)	919	2,962,001
eBay, Inc.	10,571	643,563

		3,605,564

Restaurants — 0.5%
Domino’s Pizza, Inc.	1,993	850,752

Specialized Consumer Services — 1.1%
Terminix Global Holdings, Inc. (1)	39,874	1,967,383

Total Consumer Discretionary		16,739,796

Consumer Staples — 22.8%

Agricultural Products — 1.2%
Ingredion, Inc.	22,156	2,103,269

Food Retail — 4.2%
Casey’s General Stores, Inc.	5,676	1,253,488
Kroger Co.	55,450	2,050,541
Sprouts Farmers Market, Inc. (1)	145,541	3,871,390

		7,175,419

Household Products — 2.5%
Church & Dwight Co., Inc.	16,767	1,437,435

Procter & Gamble Co.	21,840	2,945,124

		4,382,559

Hypermarkets & Super Centers — 3.7%
Costco Wholesale Corp.	7,714	2,917,975
Walmart, Inc.	25,032	3,555,295

		6,473,270

Packaged Foods & Meats — 9.0%
Campbell Soup Co.	29,502	1,435,862
Conagra Brands, Inc.	33,227	1,265,949
Flowers Foods, Inc.	137,092	3,302,546
General Mills, Inc.	50,301	3,161,921
Hershey Co.	18,113	3,134,455
J.M. Smucker Co.	2,797	372,812
Kellogg Co.	19,375	1,268,869
Tyson Foods, Inc., Class A	20,023	1,591,828

		15,534,242

Soft Drinks — 2.2%
PepsiCo, Inc.	25,170	3,723,650

Total Consumer Staples		39,392,409

Financials — 5.1%

Financial Exchanges & Data — 1.7%
Morningstar, Inc.	12,368	2,918,724

Investment Banking & Brokerage — 0.8%
Houlihan Lokey, Inc.	8,580	642,556
Virtu Financial, Inc., Class A	27,188	827,875

		1,470,431

Property & Casualty Insurance — 2.4%
Allstate Corp.	30,867	4,216,741

Reinsurance — 0.2%
Everest Re Group, Ltd.	1,140	296,354

Total Financials		8,902,250

Healthcare — 19.7%

Biotechnology — 4.8%
AbbVie, Inc.	21,630	2,448,516
Amgen, Inc.	6,141	1,461,189
Gilead Sciences, Inc.	46,770	3,091,965
United Therapeutics Corp. (1)	6,633	1,233,075

		8,234,745

Healthcare Equipment — 2.9%
Baxter International, Inc.	28,887	2,372,200
Medtronic PLC	20,105	2,545,092

		4,917,292

Healthcare Technology — 1.3%
Cerner Corp.	21,408	1,675,176
Teladoc Health, Inc. (1) (2)	3,864	581,841

		2,257,017

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	835	392,033

Pharmaceuticals — 10.5%
Bristol-Myers Squibb Co.	51,069	3,356,255
Eli Lilly and Co.	18,834	3,761,903
Johnson & Johnson	19,546	3,308,161
Merck & Co., Inc.	41,244	3,130,007
Pfizer, Inc.	86,794	3,361,532

Zoetis, Inc.	7,152	1,263,615

		18,181,473

Total Healthcare		33,982,560

Industrials — 5.6%

Aerospace & Defense — 1.3%
Lockheed Martin Corp.	5,742	2,194,592

Environmental & Facilities Services — 4.1%
Republic Services, Inc.	21,408	2,337,326
Waste Management, Inc.	33,252	4,677,891

		7,015,217

Research & Consulting Services — 0.2%
FTI Consulting, Inc. (1)	2,859	393,256

Total Industrials		9,603,065

Information Technology — 5.8%

Application Software — 1.4%
Adobe, Inc. (1)	1,656	835,585
Citrix Systems, Inc.	13,949	1,603,577

		2,439,162

Communications Equipment — 0.8%
Motorola Solutions, Inc.	6,972	1,431,421

Data Processing & Outsourced Services — 1.3%
Fiserv, Inc. (1)	9,799	1,128,845
Mastercard, Inc., Class A	3,393	1,223,448

		2,352,293

Internet Services & Infrastructure — 0.4%
Palo Alto Networks, Inc. (1)	1,776	645,132

Systems Software — 1.9%
Microsoft Corp.	12,944	3,231,858

Total Information Technology		10,099,866

Materials — 2.9%

Gold — 2.4%
Newmont Corp.	55,323	4,065,134

Specialty Chemicals — 0.5%
Sherwin-Williams Co.	3,276	928,844

Total Materials		4,993,978

Real Estate — 5.0%

Office REIT’s — 1.5%
Equity Commonwealth	91,200	2,502,528

Residential REIT’s — 0.4%
Equity LifeStyle Properties, Inc.	8,921	632,142

Specialized REIT’s — 3.1%
CubeSmart	12,241	536,033
Extra Space Storage, Inc.	6,378	955,488
Public Storage	13,953	3,941,444

		5,432,965

Total Real Estate		8,567,635

Utilities — 13.0%

Electric Utilities — 7.0%
American Electric Power Co., Inc.	40,752	3,504,672
Avangrid, Inc. (2)	25,981	1,368,679
Entergy Corp.	31,036	3,266,849

NextEra Energy, Inc.	10,304	754,459
Xcel Energy, Inc.	45,467	3,222,701

		12,117,360

Multi-Utilities — 4.1%
Ameren Corp.	43,686	3,678,361
CMS Energy Corp.	38,699	2,427,975
NiSource, Inc.	34,578	881,739

		6,988,075

Water Utilities — 1.9%
American Water Works Co., Inc.	21,233	3,291,540

Total Utilities		22,396,975

Total Common Stocks (identified cost $123,441,946)		169,313,784

Short-Term Investments — 2.8%

Collateral Investment for Securities on Loan — 0.7%
BMO Government Money Market Fund — Premier Class, 0.010% (3) (4)	1,242,936	1,242,936

Mutual Funds — 2.1%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	3,595,536	3,595,536

Total Short-Term Investments (identified cost $4,838,473)		4,838,472

Total Investments — 100.9% (identified cost $128,280,419)		174,152,256

Other Assets and Liabilities — (0.9)%		(1,568,342)

Total Net Assets — 100.0%		$172,583,914

Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 97.5%

Communication Services — 6.7%

Advertising — 0.5%
Omnicom Group, Inc.	16,004	$1,316,169

Broadcasting — 1.6%
Nexstar Media Group, Inc., Class A	25,227	3,832,233

Cable & Satellite — 1.9%
Comcast Corp., Class A	81,858	4,693,738

Integrated Telecommunication Services — 2.7%
AT&T, Inc.	55,886	1,644,725
Verizon Communications, Inc.	84,731	4,786,454

		6,431,179

Total Communication Services		16,273,319

Consumer Discretionary — 8.4%

Apparel Retail — 0.4%
TJX Cos., Inc/The	15,940	1,076,588

Apparel, Accessories & Luxury Goods — 0.4%
VF Corp.	12,120	966,206

Computer & Electronics Retail — 1.5%
Best Buy Co., Inc.	31,586	3,671,557

General Merchandise Stores — 2.2%
Target Corp.	23,626	5,361,212

Home Improvement Retail — 2.1%
Lowe’s Cos., Inc.	26,599	5,182,283

Hotels, Resorts & Cruise Lines — 1.8%
Travel + Leisure Co.	65,859	4,290,714

Total Consumer Discretionary		20,548,560

Consumer Staples — 4.8%

Food Distributors — 1.1%
Sysco Corp.	31,621	2,561,301

Hypermarkets & Super Centers — 1.2%
Walmart, Inc.	19,975	2,837,049

Soft Drinks — 0.7%
PepsiCo, Inc.	11,536	1,706,636

Tobacco — 1.8%
Philip Morris International, Inc.	46,438	4,478,016

Total Consumer Staples		11,583,002

Energy — 3.7%

Integrated Oil & Gas — 0.7%
Chevron Corp.	17,031	1,767,648

Oil & Gas-Exploration & Production — 2.3%
ConocoPhillips	39,293	2,190,192

EOG Resources, Inc.	42,343	3,401,836

		5,592,028

Oil & Gas-Refining & Marketing — 0.7%
Marathon Petroleum Corp.	28,638	1,769,828

Total Energy		9,129,504

Financials — 16.3%

Asset Management & Custody Banks — 1.3%
Ameriprise Financial, Inc.	12,157	3,158,875

Consumer Finance — 2.3%
Ally Financial, Inc.	71,379	3,905,145
Discover Financial Services	14,385	1,686,785

		5,591,930

Diversified Banks — 4.0%
Citigroup, Inc.	74,246	5,843,903
U.S. Bancorp	64,213	3,902,866

		9,746,769

Investment Banking & Brokerage — 5.0%
Goldman Sachs Group, Inc.	15,843	5,893,913
Morgan Stanley	69,390	6,311,021

		12,204,934

Life & Health Insurance — 0.6%
Lincoln National Corp.	19,809	1,382,470

Multi-Line Insurance — 1.0%
Hartford Financial Services Group, Inc.	37,118	2,425,661

Property & Casualty Insurance — 0.9%
Allstate Corp.	16,212	2,214,721

Regional Banks — 1.2%
Citizens Financial Group, Inc.	59,390	2,963,561

Total Financials		39,688,921

Healthcare — 11.4%

Biotechnology — 1.5%
AbbVie, Inc.	33,351	3,775,333

Healthcare Equipment — 1.1%
Medtronic PLC	21,524	2,724,723

Healthcare Services — 1.3%
CVS Health Corp.	35,976	3,109,765

Managed Healthcare — 0.7%
UnitedHealth Group, Inc.	3,881	1,598,662

Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	60,315	3,963,902
Eli Lilly and Co.	6,445	1,287,324
Johnson & Johnson	39,742	6,726,334
Merck & Co., Inc.	62,006	4,705,635

		16,683,195

Total Healthcare		27,891,678

Industrials — 11.0%

Aerospace & Defense — 2.5%
Lockheed Martin Corp.	5,948	2,273,326
Northrop Grumman Corp.	4,823	1,764,591
Raytheon Technologies Corp.	22,198	1,969,184

		6,007,101

Construction Machinery & Heavy Trucks — 2.1%
Caterpillar, Inc.	8,202	1,977,338

Cummins, Inc.	12,189	3,135,986

		5,113,324

Electrical Components & Equipment — 3.3%
Eaton Corp. PLC	24,886	3,614,691
Emerson Electric Co.	18,633	1,782,992
Hubbell, Inc.	13,954	2,660,191

		8,057,874

Environmental & Facilities Services — 1.1%
Waste Management, Inc.	18,582	2,614,116

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	6,990	1,344,317

Industrial Machinery — 1.5%
Parker-Hannifin Corp.	6,845	2,109,287
Timken Co.	18,726	1,656,314

		3,765,601

Total Industrials		26,902,333

Information Technology — 21.3%

Communications Equipment — 4.3%
Cisco Systems, Inc.	121,135	6,408,042
Motorola Solutions, Inc.	20,362	4,180,522

		10,588,564

IT Consulting & Other Services — 0.8%
Amdocs, Ltd.	23,476	1,833,476

Semiconductor Equipment — 2.8%
Applied Materials, Inc.	14,445	1,995,288
KLA Corp.	9,082	2,877,995
Lam Research Corp.	2,978	1,935,253

		6,808,536

Semiconductors — 7.3%
Broadcom, Inc.	12,759	6,026,459
Intel Corp.	30,512	1,742,845
QUALCOMM, Inc.	40,603	5,462,728
Texas Instruments, Inc.	23,288	4,420,528

		17,652,560

Systems Software — 5.0%
Microsoft Corp.	32,240	8,049,683
Oracle Corp.	51,503	4,055,346

		12,105,029

Technology Distributors — 0.5%
CDW Corp.	7,771	1,285,479

Technology Hardware, Storage & Peripherals — 0.6%
Seagate Technology PLC	16,171	1,548,373

Total Information Technology		51,822,017

Materials — 5.8%

Diversified Chemicals — 1.1%
Huntsman Corp.	94,258	2,675,042

Fertilizers & Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc.	45,596	2,424,339

Gold — 1.2%
Newmont Corp.	38,119	2,800,984

Paper Packaging — 1.0%
International Paper Co.	37,433	2,362,022

Specialty Chemicals — 0.6%
PPG Industries, Inc.	8,498	1,527,261

Steel — 0.9%
Reliance Steel & Aluminum Co.	13,255	2,227,768

Total Materials		14,017,416

Real Estate — 3.5%

Healthcare REIT’s — 0.6%
Omega Healthcare Investors, Inc.	41,939	1,535,806

Specialized REIT’s — 2.9%
Gaming and Leisure Properties, Inc.	63,096	2,925,131
Lamar Advertising Co., Class A	26,586	2,786,744
Life Storage, Inc.	12,022	1,195,468

		6,907,343

Total Real Estate		8,443,149

Utilities — 4.6%

Electric Utilities — 1.3%
Entergy Corp.	13,525	1,423,642
NRG Energy, Inc.	55,454	1,782,846

		3,206,488

Gas Utilities — 0.5%
UGI Corp.	26,949	1,241,001

Independent Power Producers & Energy Traders — 1.5%
AES Corp.	147,783	3,755,166

Multi-Utilities — 1.3%
MDU Resources Group, Inc.	91,119	3,067,066

Total Utilities		11,269,721

Total Common Stocks (identified cost $148,135,048)		237,569,620

Short-Term Investments — 2.5%

Mutual Funds — 2.5%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	6,006,460	6,006,460

Total Short-Term Investments (identified cost $6,006,460)		6,006,460

Total Investments — 100.0% (identified cost $154,141,508)		243,576,080

Other Assets and Liabilities — (0.0)%		(18,843)

Total Net Assets — 100.0%		$243,557,237

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.0%

Communication Services — 7.2%

Cable & Satellite — 2.7%
Comcast Corp., Class A	159,785	$9,162,072

Integrated Telecommunication Services — 0.8%
Verizon Communications, Inc.	49,673	2,806,028

Interactive Home Entertainment — 1.0%
Electronic Arts, Inc.	23,253	3,323,551

Interactive Media & Services — 2.7%
Alphabet, Inc., Class C (1)	3,846	9,274,860

Total Communication Services		24,566,511

Consumer Discretionary — 11.0%

Apparel, Accessories & Luxury Goods — 1.8%
Capri Holdings, Ltd. (1)	42,454	2,407,567
Carter’s, Inc.	36,997	3,782,573

		6,190,140

Automotive Retail — 0.9%
AutoZone, Inc. (1)	2,255	3,171,883

Footwear — 1.3%
Deckers Outdoor Corp. (1)	13,081	4,387,891

General Merchandise Stores — 2.9%
Dollar Tree, Inc. (1)	31,193	3,041,317
Target Corp.	29,340	6,657,833

		9,699,150

Home Improvement Retail — 1.5%
Lowe’s Cos., Inc.	25,738	5,014,535

Homefurnishing Retail — 0.7%
Williams-Sonoma, Inc.	13,819	2,342,873

Hotels, Resorts & Cruise Lines — 0.9%
Travel + Leisure Co.	49,327	3,213,654

Leisure Products — 1.0%
Polaris, Inc.	26,516	3,479,429

Total Consumer Discretionary		37,499,555

Consumer Staples — 7.1%

Household Products — 1.7%
Procter & Gamble Co.	41,530	5,600,321

Hypermarkets & Super Centers — 2.3%
Walmart, Inc.	55,695	7,910,361

Packaged Foods & Meats — 3.1%
Conagra Brands, Inc.	49,249	1,876,387
General Mills, Inc.	34,248	2,152,829
Hershey Co.	20,324	3,517,068

Tyson Foods, Inc., Class A	37,754	3,001,443

		10,547,727

Total Consumer Staples		24,058,409

Energy — 3.4%

Oil & Gas-Exploration & Production — 3.4%
Cimarex Energy Co.	63,465	4,299,754
EOG Resources, Inc.	91,386	7,341,951

Total Energy		11,641,705

Financials — 23.2%

Asset Management & Custody Banks — 2.0%
State Street Corp.	37,222	3,237,570
T. Rowe Price Group, Inc.	17,940	3,432,819

		6,670,389

Consumer Finance — 2.4%
Capital One Financial Corp.	50,004	8,039,643

Diversified Banks — 4.1%
Citigroup, Inc.	123,146	9,692,822
U.S. Bancorp	70,629	4,292,830

		13,985,652

Investment Banking & Brokerage — 5.1%
Goldman Sachs Group, Inc.	18,284	6,802,013
Morgan Stanley	79,745	7,252,808
Raymond James Financial, Inc.	23,629	3,132,969

		17,187,790

Property & Casualty Insurance — 2.1%
Allstate Corp.	52,986	7,238,418

Regional Banks — 6.1%
Citizens Financial Group, Inc.	138,497	6,911,000
KeyCorp	235,944	5,436,150
Regions Financial Corp.	254,665	5,961,707
Zions Bancorp NA	44,944	2,601,359

		20,910,216

Reinsurance — 1.4%
Everest Re Group, Ltd.	18,386	4,779,625

Total Financials		78,811,733

Healthcare — 14.0%

Biotechnology — 2.0%
Exelixis, Inc. (1)	121,138	2,731,662
Vertex Pharmaceuticals, Inc. (1)	19,917	4,155,283

		6,886,945

Healthcare Equipment — 1.4%
Baxter International, Inc.	59,566	4,891,560

Healthcare Facilities — 1.0%
Universal Health Services, Inc., Class B	21,287	3,398,044

Healthcare Services — 2.5%
Cigna Corp.	17,141	4,436,948
DaVita, Inc. (1)	33,171	3,982,842

		8,419,790

Healthcare Technology — 0.5%
Cerner Corp.	23,552	1,842,944

Pharmaceuticals — 6.6%
Eli Lilly and Co.	21,354	4,265,248
Jazz Pharmaceuticals PLC (1)	23,083	4,111,775
Johnson & Johnson	47,256	7,998,078

Merck & Co., Inc.	77,906	5,912,286

		22,287,387

Total Healthcare		47,726,670

Industrials — 11.8%

Aerospace & Defense — 1.0%
Northrop Grumman Corp.	9,396	3,437,715

Agricultural & Farm Machinery — 1.1%
AGCO Corp.	27,102	3,750,104

Building Products — 1.3%
Owens Corning	40,774	4,348,547

Construction & Engineering — 1.3%
Quanta Services, Inc.	47,846	4,562,116

Construction Machinery & Heavy Trucks — 0.9%
Allison Transmission Holdings, Inc.	69,942	2,959,246

Environmental & Facilities Services — 1.8%
Clean Harbors, Inc. (1)	31,230	2,907,513
Waste Management, Inc.	23,632	3,324,550

		6,232,063

Human Resource & Employment Services — 0.6%
Robert Half International, Inc.	24,465	2,172,247

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	25,761	4,954,356

Industrial Machinery — 0.5%
Flowserve Corp.	39,688	1,682,374

Trading Companies & Distributors — 1.8%
United Rentals, Inc. (1)	11,225	3,748,701
WW Grainger, Inc.	5,313	2,455,456

		6,204,157

Total Industrials		40,302,925

Information Technology — 10.4%

Communications Equipment — 1.9%
Cisco Systems, Inc.	48,371	2,558,826
F5 Networks, Inc. (1)	21,072	3,907,381

		6,466,207

Data Processing & Outsourced Services — 2.0%
Euronet Worldwide, Inc. (1)	20,014	2,994,895
Fiserv, Inc. (1)	33,008	3,802,522

		6,797,417

Electronic Equipment & Instruments — 0.5%
Zebra Technologies Corp., Class A (1)	3,427	1,703,390

Electronic Manufacturing Services — 0.7%
Jabil, Inc.	42,199	2,382,133

IT Consulting & Other Services — 0.5%
CACI International, Inc., Class A (1)	7,109	1,812,511

Semiconductors — 1.5%
Texas Instruments, Inc.	26,805	5,088,125

Systems Software — 2.5%
Microsoft Corp.	18,675	4,662,774
Oracle Corp.	48,998	3,858,102

		8,520,876

Technology Distributors — 0.8%
CDW Corp.	15,952	2,638,780

Total Information Technology		35,409,439

Materials — 1.7%

Commodity Chemicals — 0.6%
Dow, Inc.	30,144	2,062,453

Paper Packaging — 1.1%
International Paper Co.	56,900	3,590,390

Total Materials		5,652,843

Real Estate — 6.0%

Residential REIT’s — 1.0%
Camden Property Trust	27,924	3,501,111

Retail REIT’s — 1.4%
Brixmor Property Group, Inc.	210,019	4,769,531

Specialized REIT’s — 3.6%
Gaming and Leisure Properties, Inc.	50,567	2,344,286
Lamar Advertising Co., Class A	43,297	4,538,392
Public Storage	18,656	5,269,947

		12,152,625

Total Real Estate		20,423,267

Utilities — 2.2%

Electric Utilities — 0.6%
Avangrid, Inc. (2)	39,942	2,104,145

Independent Power Producers & Energy Traders — 1.6%
AES Corp.	216,816	5,509,294

Total Utilities		7,613,439

Total Common Stocks (identified cost $240,619,335)		333,706,496

Short-Term Investments — 2.0%

Collateral Investment for Securities on Loan — 0.1%
BMO Government Money Market Fund — Premier Class, 0.010% (3) (4)	473,054	473,054

Mutual Funds — 1.9%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	6,484,063	6,484,063

Total Short-Term Investments (identified cost $6,957,117)		6,957,117

Total Investments — 100.0% (identified cost $247,576,452)		340,663,613

Other Assets and Liabilities — (0.0)%		(56,103)

Total Net Assets — 100.0%		$340,607,510

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.0%

Communication Services — 12.7%

Interactive Home Entertainment — 1.9%
Electronic Arts, Inc.	34,100	$4,873,913
Take-Two Interactive Software, Inc. (1)	28,239	5,240,029

		10,113,942

Interactive Media & Services — 10.8%
Alphabet, Inc., Class A (1)	2,980	7,023,413
Alphabet, Inc., Class C (1)	10,657	25,699,995
Facebook, Inc., Class A (1)	78,378	25,765,200

		58,488,608

Total Communication Services		68,602,550

Consumer Discretionary — 15.1%

Apparel, Accessories & Luxury Goods — 0.7%
Carter’s, Inc.	37,349	3,818,562

Automotive Retail — 1.0%
AutoZone, Inc. (1)	3,895	5,478,707

Footwear — 3.1%
Deckers Outdoor Corp. (1)	21,970	7,369,617
NIKE, Inc., Class B	67,226	9,173,660

		16,543,277

General Merchandise Stores — 1.5%
Target Corp.	36,151	8,203,385

Home Improvement Retail — 1.9%
Lowe’s Cos., Inc.	52,473	10,223,314

Internet & Direct Marketing Retail — 5.3%
Amazon.com, Inc. (1)	7,572	24,405,086
Etsy, Inc. (1)	24,727	4,073,279

		28,478,365

Leisure Facilities — 0.9%
Vail Resorts, Inc. (1)	14,540	4,752,835

Leisure Products — 0.7%
YETI Holdings, Inc. (1)	44,080	3,861,408

Total Consumer Discretionary		81,359,853

Consumer Staples — 3.3%

Household Products — 1.1%
Procter & Gamble Co.	43,812	5,908,048

Packaged Foods & Meats — 1.2%
Hershey Co.	36,961	6,396,101

Personal Products — 1.0%
Estee Lauder Cos., Inc., Class A	16,977	5,203,790

Total Consumer Staples		17,507,939

Financials — 3.5%

Diversified Banks — 1.7%
U.S. Bancorp	146,106	8,880,323

Property & Casualty Insurance — 1.8%
Allstate Corp.	72,301	9,877,039

Total Financials		18,757,362

Healthcare — 12.0%

Biotechnology — 3.2%
Exelixis, Inc. (1)	133,261	3,005,036
Neurocrine Biosciences, Inc. (1)	56,315	5,418,629
Vertex Pharmaceuticals, Inc. (1)	43,005	8,972,133

		17,395,798

Healthcare Facilities — 0.6%
Acadia Healthcare Co., Inc. (1)	47,708	3,070,487

Healthcare Services — 0.7%
DaVita, Inc. (1)	30,505	3,662,735

Healthcare Supplies — 1.6%
Align Technology, Inc. (1)	14,172	8,363,606

Healthcare Technology — 0.8%
Veeva Systems, Inc., Class A (1)	13,889	4,046,421

Life Sciences Tools & Services — 0.8%
Bio-Techne Corp.	10,873	4,499,574

Pharmaceuticals — 4.3%
Eli Lilly and Co.	44,947	8,977,714
Jazz Pharmaceuticals PLC (1)	32,840	5,849,789
Merck & Co., Inc.	66,549	5,050,404
Zoetis, Inc.	19,464	3,438,899

		23,316,806

Total Healthcare		64,355,427

Industrials — 7.9%

Construction & Engineering — 1.1%
Quanta Services, Inc.	62,979	6,005,047

Electrical Components & Equipment — 1.2%
Sensata Technologies Holding PLC (1)	109,604	6,513,766

Industrial Conglomerates — 2.8%
3M Co.	51,478	10,452,093
Carlisle Cos., Inc.	24,218	4,657,606

		15,109,699

Industrial Machinery — 0.6%
IDEX Corp.	12,986	2,891,463

Research & Consulting Services — 0.8%
TransUnion	41,492	4,439,644

Trading Companies & Distributors — 1.4%
WW Grainger, Inc.	16,428	7,592,364

Total Industrials		42,551,983

Information Technology — 40.5%

Application Software — 4.3%
Adobe, Inc. (1)	29,194	14,730,708
Intuit, Inc.	9,874	4,335,575
PTC, Inc. (1)	29,222	3,919,839

		22,986,122

Communications Equipment — 2.7%
F5 Networks, Inc. (1)	40,542	7,517,703
Motorola Solutions, Inc.	32,721	6,717,949

		14,235,652

Data Processing & Outsourced Services — 6.5%
Mastercard, Inc., Class A	48,614	17,529,236
PayPal Holdings, Inc. (1)	49,328	12,826,267
Visa, Inc., Class A	21,067	4,788,529

		35,144,032

Electronic Equipment & Instruments — 0.9%
Zebra Technologies Corp., Class A (1)	9,524	4,733,904

Electronic Manufacturing Services — 0.5%
IPG Photonics Corp. (1)	13,615	2,849,075

Internet Services & Infrastructure — 1.3%
GoDaddy, Inc., Class A (1)	26,052	2,109,170
Palo Alto Networks, Inc. (1)	13,797	5,011,760

		7,120,930

IT Consulting & Other Services — 0.5%
Gartner, Inc. (1)	12,523	2,903,332

Semiconductors — 6.1%
Broadcom, Inc.	17,713	8,366,381
NVIDIA Corp.	17,660	11,475,115
Texas Instruments, Inc.	67,276	12,770,330

		32,611,826

Systems Software — 10.8%
Fortinet, Inc. (1)	49,597	10,838,928
Microsoft Corp.	154,178	38,495,163
ServiceNow, Inc. (1)	18,654	8,839,758

		58,173,849

Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	298,228	37,162,191

Total Information Technology		217,920,913

Materials — 2.1%

Commodity Chemicals — 1.5%
Dow, Inc.	117,398	8,032,371

Specialty Chemicals — 0.6%
PPG Industries, Inc.	17,859	3,209,620

Total Materials		11,241,991

Real Estate — 0.9%

Specialized REIT’s — 0.9%
Lamar Advertising Co., Class A	47,313	4,959,349

Total Common Stocks (identified cost $287,610,880)		527,257,367

Short-Term Investments — 1.8%

Mutual Funds — 1.8%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	9,672,689	9,672,689

Total Short-Term Investments (identified cost $9,672,689)		9,672,689

Total Investments — 99.8% (identified cost $297,283,569)		536,930,056

Other Assets and Liabilities — 0.2%		1,052,385

Total Net Assets — 100.0%		$537,982,441

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.7%

Communication Services — 2.3%

Interactive Media & Services — 1.0%
Twitter, Inc. (1)	7,990	$463,420

Publishing — 1.3%
News Corp., Class A	21,226	572,890

Total Communication Services		1,036,310

Consumer Discretionary — 11.1%

Apparel, Accessories & Luxury Goods — 3.5%
Carter’s, Inc.	5,820	595,037
PVH Corp. (1)	4,723	542,295
Ralph Lauren Corp.	3,838	476,219

		1,613,551
Automotive Retail — 1.6%
AutoZone, Inc. (1)	502	706,113

Consumer Electronics — 1.4%
Garmin, Ltd.	4,512	641,787

Education Services — 1.4%
Graham Holdings Co., Class B	988	654,589

Homebuilding — 1.0%
PulteGroup, Inc.	7,668	443,134

Internet & Direct Marketing Retail — 0.9%
Qurate Retail, Inc.	30,437	414,856

Specialized Consumer Services — 1.3%
Terminix Global Holdings, Inc. (1)	12,053	594,695

Total Consumer Discretionary		5,068,725

Consumer Staples — 4.3%

Brewers — 1.5%
Molson Coors Beverage Co., Class B	11,380	663,681

Food Distributors — 1.7%
Sysco Corp.	9,561	774,441

Packaged Foods & Meats — 1.1%
Hershey Co.	2,936	508,075

Total Consumer Staples		1,946,197

Energy — 4.1%

Oil & Gas-Equipment & Services — 1.7%
Baker Hughes Co.	31,750	774,700

Oil & Gas-Exploration & Production — 2.4%
Cimarex Energy Co.	10,831	733,800
Pioneer Natural Resources Co.	2,312	351,864

		1,085,664

Total Energy		1,860,364
Financials — 17.7%

Asset Management & Custody Banks — 3.3%
Ameriprise Financial, Inc.	2,897	752,756
State Street Corp.	8,572	745,593

		1,498,349
Consumer Finance — 1.2%
Ally Financial, Inc.	10,185	557,221

Investment Banking & Brokerage — 2.6%
Evercore, Inc., Class A	3,464	505,259
Raymond James Financial, Inc.	5,308	703,788

		1,209,047
Life & Health Insurance — 1.8%
Globe Life, Inc.	3,711	391,214
Principal Financial Group, Inc.	6,885	450,210

		841,424

Multi-Line Insurance — 3.3%
American Financial Group, Inc.	4,253	565,904
Hartford Financial Services Group, Inc.	14,197	927,774

		1,493,678
Regional Banks — 5.5%
Citizens Financial Group, Inc.	18,356	915,964
Comerica, Inc.	4,875	382,639
Prosperity Bancshares, Inc.	7,205	542,176
Regions Financial Corp.	28,182	659,741

		2,500,520

Total Financials		8,100,239

Healthcare — 8.0%

Biotechnology — 0.9%
Exelixis, Inc. (1)	18,035	406,689

Healthcare Equipment — 3.1%
Steris PLC	3,073	586,513
Zimmer Biomet Holdings, Inc.	4,997	841,145

		1,427,658
Healthcare Facilities — 1.3%
Acadia Healthcare Co., Inc. (1)	9,548	614,510

Life Sciences Tools & Services — 1.8%
Avantor, Inc. (1)	12,602	405,154
Charles River Laboratories International, Inc. (1)	1,207	407,954

		813,108
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC (1)	2,301	409,877

Total Healthcare		3,671,842

Industrials — 19.2%

Agricultural & Farm Machinery — 0.8%
AGCO Corp.	2,756	381,348

Construction & Engineering — 3.0%
Quanta Services, Inc.	5,222	497,918
Valmont Industries, Inc.	3,492	866,016

		1,363,934
Construction Machinery & Heavy Trucks — 1.1%
Cummins, Inc.	2,048	526,909

Electrical Components & Equipment — 3.5%
EnerSys	4,114	387,704
Hubbell, Inc.	2,780	529,979
Regal Beloit Corp.	4,701	668,623

		1,586,306

Environmental & Facilities Services — 2.9%
Clean Harbors, Inc. (1)	6,495	604,684
Republic Services, Inc.	6,538	713,819

		1,318,503
Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	3,670	705,814

Industrial Machinery — 3.5%
Crane Co.	4,615	440,687
Flowserve Corp.	13,662	579,132
Xylem, Inc.	4,866	574,772

		1,594,591
Research & Consulting Services — 1.8%
FTI Consulting, Inc. (1)	3,229	444,149
TransUnion	3,335	356,845

		800,994
Trucking — 1.1%
Schneider National, Inc., Class B	20,853	510,690

Total Industrials		8,789,089

Information Technology — 9.9%

Application Software — 1.0%
SS&C Technologies Holdings, Inc.	6,068	448,243

Data Processing & Outsourced Services — 2.2%
Black Knight, Inc. (1)	5,544	406,874
Maximus, Inc.	6,654	616,626

		1,023,500
Electronic Manufacturing Services — 1.6%
Jabil, Inc.	12,598	711,157

Internet Services & Infrastructure — 0.9%
Akamai Technologies, Inc. (1)	3,638	415,496

IT Consulting & Other Services — 1.2%
Gartner, Inc. (1)	2,414	559,662

Semiconductors — 1.6%
ON Semiconductor Corp. (1)	17,694	708,468

Technology Distributors — 1.4%
CDW Corp.	3,895	644,311

Total Information Technology		4,510,837

Materials — 7.1%

Commodity Chemicals — 2.9%
Cabot Corp.	10,212	649,279
Valvoline, Inc.	20,404	673,332

		1,322,611
Metal & Glass Containers — 1.1%
Crown Holdings, Inc.	4,679	483,060

Paper Packaging — 1.3%
Westrock Co.	9,966	581,217

Steel — 1.8%
Steel Dynamics, Inc.	13,576	847,550

Total Materials		3,234,438

Real Estate — 9.6%

Residential REIT’s — 4.7%
Camden Property Trust	5,519	691,972
Equity LifeStyle Properties, Inc.	12,410	879,373

Mid-America Apartment Communities, Inc.	3,542	569,199

		2,140,544
Retail REIT’s — 1.0%
Realty Income Corp.	6,267	428,663

Specialized REIT’s — 3.9%
Gaming and Leisure Properties, Inc.	10,746	498,184
Lamar Advertising Co., Class A	6,402	671,058
Life Storage, Inc.	6,316	628,063

		1,797,305

Total Real Estate		4,366,512

Utilities — 5.4%

Electric Utilities — 2.1%
Entergy Corp.	5,101	536,931
Evergy, Inc.	6,733	417,379

		954,310
Gas Utilities — 1.3%
UGI Corp.	12,958	596,716

Independent Power Producers & Energy Traders — 0.7%
AES Corp.	12,536	318,539

Multi-Utilities — 1.3%
MDU Resources Group, Inc.	18,521	623,417

Total Utilities		2,492,982

Total Common Stocks (identified cost $30,341,037)		45,077,535

Short-Term Investments — 1.3%

Mutual Funds — 1.3%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	611,357	611,357

Total Short-Term Investments (identified cost $611,357)		611,357

Total Investments — 100.0% (identified cost $30,952,394)		45,688,892

Other Assets and Liabilities — (0.0)%		(8,456)

Total Net Assets — 100.0%		$45,680,436

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.6%

Communication Services — 5.0%

Interactive Home Entertainment — 2.0%
Take-Two Interactive Software, Inc. (1)	2,440	$452,766

Interactive Media & Services — 2.0%
IAC/InterActiveCorp (1)	1,377	219,590
Pinterest, Inc., Class A (1)	3,541	231,228

		450,818
Movies & Entertainment — 1.0%
Roku, Inc. (1)	688	238,536

Total Communication Services		1,142,120

Consumer Discretionary — 11.5%

Automotive Retail — 2.8%
O’Reilly Automotive, Inc. (1)	1,172	627,160

Footwear — 1.7%
Deckers Outdoor Corp. (1)	1,154	387,098

General Merchandise Stores — 1.6%
Dollar Tree, Inc. (1)	3,664	357,240

Internet & Direct Marketing Retail — 1.0%
Etsy, Inc. (1)	1,341	220,903

Leisure Facilities — 1.0%
Vail Resorts, Inc. (1)	691	225,874

Leisure Products — 2.4%
Polaris, Inc.	1,906	250,105
YETI Holdings, Inc. (1)	3,451	302,308

		552,413
Specialized Consumer Services — 1.0%
frontdoor, Inc. (1)	4,283	229,997

Total Consumer Discretionary		2,600,685

Consumer Staples — 1.8%

Food Retail — 1.8%
Sprouts Farmers Market, Inc. (1)	14,970	398,202

Financials — 4.8%

Financial Exchanges & Data — 2.0%
MSCI, Inc.	985	461,108

Investment Banking & Brokerage — 2.8%
LPL Financial Holdings, Inc.	2,152	318,238
Virtu Financial, Inc., Class A	10,375	315,919

		634,157

Total Financials		1,095,265

Healthcare — 20.3%

Biotechnology — 5.0%
BioMarin Pharmaceutical, Inc. (1)	5,213	402,965
Exelixis, Inc. (1)	14,134	318,722

Neurocrine Biosciences, Inc. (1)	4,168	401,045

		1,122,732
Healthcare Equipment — 3.0%
IDEXX Laboratories, Inc. (1)	533	297,473
ResMed, Inc.	991	203,997
Tandem Diabetes Care, Inc. (1)	1,990	169,926

		671,396
Healthcare Services — 2.8%
Chemed Corp.	716	351,799
LHC Group, Inc. (1)	1,437	282,874

		634,673
Healthcare Supplies — 1.6%
Haemonetics Corp. (1)	1,547	87,344
ICU Medical, Inc. (1)	1,302	270,894

		358,238
Healthcare Technology — 1.6%
Veeva Systems, Inc., Class A (1)	1,247	363,301

Life Sciences Tools & Services — 3.0%
Bio-Techne Corp.	813	336,444
Bruker Corp.	4,877	338,659

		675,103
Managed Healthcare — 1.8%
Molina Healthcare, Inc. (1)	1,634	410,722

Pharmaceuticals — 1.5%
Horizon Therapeutics PLC (1)	3,846	352,524

Total Healthcare		4,588,689

Industrials — 13.9%

Aerospace & Defense — 1.3%
Axon Enterprise, Inc. (1)	2,073	291,443

Building Products — 1.5%
Fortune Brands Home & Security, Inc.	3,319	342,388

Construction & Engineering — 1.1%
Valmont Industries, Inc.	954	236,592

Electrical Components & Equipment — 2.9%
Generac Holdings, Inc. (1)	882	289,931
Sensata Technologies Holding PLC (1)	6,053	359,730

		649,661
Environmental & Facilities Services — 1.6%
Clean Harbors, Inc. (1)	3,985	371,004

Industrial Machinery — 1.9%
ITT, Inc.	4,527	425,085

Research & Consulting Services — 1.6%
CoStar Group, Inc. (1)	423	361,242

Trucking — 2.0%
Old Dominion Freight Line, Inc.	1,726	458,167

Total Industrials		3,135,582

Information Technology — 39.1%

Application Software — 13.1%
2U, Inc. (1)	8,824	321,370
Cadence Design Systems, Inc. (1)	3,736	474,435
Dropbox, Inc., Class A (1)	11,042	301,999
Guidewire Software, Inc. (1)	2,989	292,145
HubSpot, Inc. (1)	796	401,486
New Relic, Inc. (1)	4,387	274,977

PTC, Inc. (1)	3,358	450,442
Synopsys, Inc. (1)	1,773	450,945

		2,967,799
Communications Equipment — 0.9%
Motorola Solutions, Inc.	985	202,230

Data Processing & Outsourced Services — 1.6%
Genpact, Ltd.	8,153	372,918

Electronic Components — 1.0%
Dolby Laboratories, Inc., Class A	2,298	224,147

Electronic Equipment & Instruments — 1.7%
Keysight Technologies, Inc. (1)	2,764	393,538

Internet Services & Infrastructure — 3.9%
GoDaddy, Inc., Class A (1)	4,809	389,337
Palo Alto Networks, Inc. (1)	1,378	500,558

		889,895
IT Consulting & Other Services — 4.7%
CACI International, Inc., Class A (1)	1,268	323,289
EPAM Systems, Inc. (1)	749	357,722
LiveRamp Holdings, Inc. (1)	7,449	374,238

		1,055,249
Semiconductor Equipment — 6.5%
Brooks Automation, Inc.	3,441	351,292
KLA Corp.	1,419	449,667
MKS Instruments, Inc.	1,668	313,967
Teradyne, Inc.	2,622	347,022

		1,461,948
Semiconductors — 1.8%
ON Semiconductor Corp. (1)	4,339	173,734
Semtech Corp. (1)	3,584	225,792

		399,526
Systems Software — 2.8%
CommVault Systems, Inc. (1)	4,689	357,161
Qualys, Inc. (1)	2,839	274,475

		631,636
Technology Distributors — 1.1%
CDW Corp.	1,485	245,649

Total Information Technology		8,844,535

Real Estate — 2.2%

Industrial REIT’s — 1.1%
First Industrial Realty Trust, Inc.	5,074	256,947

Residential REIT’s — 1.1%
Equity LifeStyle Properties, Inc.	3,444	244,042

Total Real Estate		500,989

Total Common Stocks (identified cost $15,909,684)		22,306,067

Short-Term Investments — 1.5%

Mutual Funds — 1.5%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	327,583	327,583

Total Short-Term Investments (identified cost $327,583)		327,583

Total Investments — 100.1% (identified cost $16,237,267)		22,633,650

Other Assets and Liabilities — (0.1)%		(14,266)

Total Net Assets — 100.0%		$22,619,384

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 97.5%

Communication Services — 1.7%

Broadcasting — 1.7%
Gray Television, Inc.	30,101	$700,149
TEGNA Inc.	60,774	1,178,408

Total Communication Services		1,878,557

Consumer Discretionary — 16.9%

Apparel Retail — 2.0%
Abercrombie & Fitch Co., Class A (1)	6,434	274,732
Caleres, Inc.	27,754	696,070
Genesco, Inc. (1)	12,336	678,480
Zumiez, Inc. (1)	13,553	593,893

		2,243,175
Apparel, Accessories & Luxury Goods — 1.1%
Carter’s, Inc.	5,219	533,591
Movado Group, Inc.	25,336	702,567

		1,236,158
Auto Parts & Equipment — 3.6%
American Axle & Manufacturing Holdings, Inc. (1)	57,992	649,510
Dana, Inc.	42,114	1,142,553
Modine Manufacturing Co. (1)	33,889	596,107
Standard Motor Products, Inc.	8,086	364,032
Stoneridge, Inc. (1)	17,268	525,638
Tenneco, Inc., Class A (1)	40,475	634,648

		3,912,488
Casinos & Gaming — 1.4%
Boyd Gaming Corp. (1)	11,057	711,960
Golden Entertainment, Inc. (1)	18,313	780,867

		1,492,827
Consumer Electronics — 0.4%
Universal Electronics, Inc. (1)	8,212	411,093

Education Services — 0.9%
Graham Holdings Co., Class B	1,460	967,308

General Merchandise Stores — 0.9%
Big Lots, Inc.	15,928	970,652

Home Furnishings — 0.6%
La-Z-Boy, Inc.	14,910	614,739

Homebuilding — 2.8%
Century Communities, Inc.	14,570	1,185,707
M/I Homes, Inc. (1)	8,643	609,504
Meritage Homes Corp. (1)	6,153	662,494
TRI Pointe Homes, Inc. (1)	26,558	640,579

		3,098,284
Leisure Products — 0.4%
Johnson Outdoors, Inc., Class A	3,310	404,449

Restaurants — 0.8%
Del Taco Restaurants, Inc.	26,355	267,767
Dine Brands Global, Inc. (1)	6,029	572,453

		840,220

Specialty Stores — 1.5%
Hibbett Sports, Inc. (1)	12,685	1,075,181
MarineMax, Inc. (1)	11,950	614,588

		1,689,769
Tires & Rubber — 0.5%
Goodyear Tire & Rubber Co. (1)	30,911	612,965

Total Consumer Discretionary		18,494,127

Consumer Staples — 1.5%

Household Products — 1.5%
Central Garden & Pet Co., Class A (1)	20,290	1,023,631
Spectrum Brands Holdings, Inc.	6,769	601,696

Total Consumer Staples		1,625,327

Energy — 3.9%

Oil & Gas-Equipment & Services — 1.7%
Matrix Service Co. (1)	6,596	71,896
Oceaneering International, Inc. (1)	33,391	476,490
ProPetro Holding Corp. (1)	69,805	693,862
Select Energy Services, Inc., Class A (1)	47,514	269,879
Solaris Oilfield Infrastructure, Inc., Class A	31,549	315,174

		1,827,301
Oil & Gas-Exploration & Production — 1.0%
Penn Virginia Corp. (1)	40,340	777,755
SM Energy Co.	16,694	332,211

		1,109,966
Oil & Gas-Refining & Marketing — 1.2%
Renewable Energy Group, Inc. (1)	8,772	535,706
World Fuel Services Corp.	26,838	824,732

		1,360,438

Total Energy		4,297,705

Financials — 26.5%

Asset Management & Custody Banks — 0.6%
Federated Hermes, Inc., Class B	19,402	616,984

Consumer Finance — 1.0%
Encore Capital Group, Inc. (1)	9,707	449,337
Nelnet, Inc., Class A	7,788	588,150

		1,037,487
Investment Banking & Brokerage — 4.0%
Cowen, Inc., Class A (2)	20,524	807,209
Evercore, Inc., Class A	5,921	863,637
Oppenheimer Holdings, Inc., Class A	7,115	355,537
Stifel Financial Corp.	22,275	1,543,212
StoneX Group, Inc. (1)	5,730	387,921
Virtu Financial, Inc., Class A	12,521	381,264

		4,338,780
Property & Casualty Insurance — 1.7%
AMERISAFE, Inc.	6,298	412,708
Employers Holdings, Inc.	17,195	725,629
ProAssurance Corp.	31,694	771,749

		1,910,086
Regional Banks — 15.7%
1st Source Corp.	7,290	360,636
Associated Banc-Corp	37,656	865,711
Bancorp, Inc. (1)	42,670	1,034,321
BancorpSouth Bank	15,816	483,653
Banner Corp.	14,806	866,595
Cadence BanCorp	36,862	824,972
Cathay General Bancorp	28,857	1,202,760

Central Pacific Financial Corp.	24,863	688,954
Community Trust Bancorp, Inc.	5,774	255,095
Financial Institutions, Inc.	7,217	231,882
First Bancorp/Southern Pines NC	10,448	463,578
First Commonwealth Financial Corp.	64,574	978,296
First Merchants Corp.	20,982	972,306
Great Southern Bancorp, Inc.	3,054	172,520
Great Western Bancorp, Inc.	25,398	849,817
Hancock Whitney Corp.	12,126	600,358
Heartland Financial USA, Inc.	6,444	320,589
Hilltop Holdings, Inc.	22,861	849,286
Independent Bank Corp.	18,622	433,893
International Bancshares Corp.	21,799	1,011,474
Lakeland Bancorp, Inc.	11,577	220,079
Peapack Gladstone Financial Corp.	7,803	259,216
Preferred Bank	7,500	512,175
QCR Holdings, Inc.	4,585	219,209
TriCo Bancshares	5,042	241,764
Trustmark Corp.	32,197	1,080,209
Univest Financial Corp.	9,687	282,473
Wintrust Financial Corp.	12,201	981,204

		17,263,025
Thrifts & Mortgage Finance — 3.5%
Axos Financial, Inc. (1)	17,350	822,563
HomeStreet, Inc.	13,535	609,346
NMI Holdings, Inc., Class A (1)	23,036	557,241
TrustCo Bank Corp. NY	8,528	333,685
Washington Federal, Inc.	22,173	739,248
WSFS Financial Corp.	14,860	790,700

		3,852,783

Total Financials		29,019,145

Healthcare — 5.2%

Biotechnology — 1.6%
Alkermes PLC (1)	19,446	440,841
Coherus Biosciences, Inc. (1)	29,456	387,641
Vericel Corp. (1)	16,616	938,804

		1,767,286
Healthcare Equipment — 2.2%
AngioDynamics, Inc. (1)	27,808	642,921
CONMED Corp.	6,003	826,553
Integer Holdings Corp. (1)	5,861	530,245
Orthofix Medical, Inc. (1)	11,173	454,741

		2,454,460
Healthcare Facilities — 0.5%
Hanger, Inc. (1)	20,486	529,153

Healthcare Technology — 0.9%
Computer Programs & Systems, Inc.	15,248	493,578
HealthStream, Inc. (1)	19,222	503,232

		996,810

Total Healthcare		5,747,709

Industrials — 18.8%

Air Freight & Logistics — 0.5%
Hub Group, Inc., Class A (1)	7,872	549,544

Building Products — 1.1%
Masonite International Corp. (1)	5,191	620,584
Quanex Building Products Corp.	22,524	599,814

		1,220,398
Construction & Engineering — 3.0%
EMCOR Group, Inc.	11,389	1,436,267

MYR Group, Inc. (1)	8,819	767,605
Northwest Pipe Co. (1)	8,180	258,979
Primoris Services Corp.	25,939	824,601

		3,287,452
Construction Machinery & Heavy Trucks — 0.8%
Astec Industries, Inc.	8,564	586,891
Miller Industries, Inc.	5,664	237,038

		823,929
Electrical Components & Equipment — 0.5%
Regal Beloit Corp.	3,926	558,395

Environmental & Facilities Services — 0.8%
Clean Harbors, Inc. (1)	9,451	879,888

Human Resource & Employment Services — 1.4%
Heidrick & Struggles International, Inc.	6,903	297,105
Korn Ferry	5,339	349,224
TrueBlue, Inc. (1)	31,812	863,060

		1,509,389
Industrial Machinery — 3.2%
Columbus McKinnon Corp.	12,934	655,754
Crane Co.	8,090	772,514
Hillenbrand, Inc.	20,996	957,418
Lydall, Inc. (1)	13,346	485,527
Mueller Industries, Inc.	14,088	654,106

		3,525,319
Office Services & Supplies — 1.4%
Interface, Inc.	27,358	447,030
Kimball International, Inc., Class B	24,432	325,434
Steelcase, Inc., Class A	50,957	737,348

		1,509,812
Research & Consulting Services — 0.5%
Huron Consulting Group, Inc. (1)	10,969	600,114

Trading Companies & Distributors — 3.1%
Applied Industrial Technologies, Inc.	7,945	778,292
DXP Enterprises, Inc. (1)	11,954	369,259
H&E Equipment Services, Inc.	19,992	747,701
Herc Holdings, Inc. (1)	5,947	684,024
NOW, Inc. (1)	79,070	827,863

		3,407,139
Trucking — 2.5%
ArcBest Corp.	11,364	884,574
Ryder System, Inc.	7,046	576,293
Schneider National, Inc., Class B	20,076	491,661
Werner Enterprises, Inc.	15,489	743,317

		2,695,845

Total Industrials		20,567,224

Information Technology — 7.9%

Application Software — 0.6%
Verint Systems, Inc. (1)	13,840	638,162

Communications Equipment — 0.4%
Digi International, Inc. (1)	20,108	381,248

Data Processing & Outsourced Services — 0.7%
Maximus, Inc.	8,475	785,378

Electronic Components — 0.9%
Vishay Intertechnology, Inc.	42,619	1,025,839

Electronic Equipment & Instruments — 0.2%
Vishay Precision Group, Inc. (1)	6,616	215,682

Electronic Manufacturing Services — 1.8%
Fabrinet (1)	7,445	667,742
Plexus Corp. (1)	8,295	819,629
Sanmina Corp. (1)	10,864	457,483

		1,944,854
Semiconductor Equipment — 2.5%
Amkor Technology, Inc.	53,277	1,124,145
Onto Innovation, Inc. (1)	1	72
Photronics, Inc. (1)	55,575	752,485
Ultra Clean Holdings, Inc. (1)	15,919	896,717

		2,773,419

Semiconductors — 0.8%
Diodes, Inc. (1)	11,644	881,102

Total Information Technology		8,645,684

Materials — 5.9%

Commodity Chemicals — 3.4%
Cabot Corp.	15,016	954,717
Koppers Holdings, Inc. (1)	20,062	695,550
Orion Engineered Carbons SA (1)	43,231	874,995
Tronox Holdings PLC, Class A	48,272	1,133,427

		3,658,689
Construction Materials — 0.9%
US Concrete, Inc. (1)	16,514	941,133

Forest Products — 0.9%
Boise Cascade Co.	15,409	1,016,840

Paper Products — 0.5%
Glatfelter Corp.	38,187	563,640

Steel — 0.2%
Haynes International, Inc.	7,010	243,948

Total Materials		6,424,250

Real Estate — 7.5%

Healthcare REIT’s — 1.4%
Healthcare Realty Trust, Inc.	19,241	583,772
Sabra Health Care REIT, Inc.	56,137	980,713

		1,564,485
Industrial REIT’s — 2.3%
EastGroup Properties, Inc.	3,033	479,457
First Industrial Realty Trust, Inc.	17,629	892,732
STAG Industrial, Inc.	31,741	1,133,471

		2,505,660
Office REIT’s — 0.3%
Piedmont Office Realty Trust, Inc., Class A	17,630	325,979

Real Estate Services — 0.5%
Newmark Group, Inc., Class A	43,234	557,719

Residential REIT’s — 0.5%
UMH Properties, Inc.	27,115	575,109

Retail REIT’s — 1.2%
SITE Centers Corp.	48,673	728,635
Tanger Factory Outlet Centers, Inc.	30,225	529,844

		1,258,479
Specialized REIT’s — 1.3%
National Storage Affiliates Trust	14,548	670,663

PotlatchDeltic Corp.	12,922	777,904

		1,448,567

Total Real Estate		8,235,998

Utilities — 1.7%

Electric Utilities — 0.7%
Portland General Electric Co.	16,123	772,937

Gas Utilities — 0.4%
Southwest Gas Holdings, Inc.	6,320	417,183

Independent Power Producers & Energy Traders — 0.3%
Clearway Energy, Inc., Class C	13,852	371,649

Multi-Utilities — 0.3%
Unitil Corp.	6,617	362,942

Total Utilities		1,924,711

Total Common Stocks (identified cost $78,805,940)		106,860,437

Short-Term Investments — 3.1%

Collateral Investment for Securities on Loan — 0.7%
BMO Government Money Market Fund — Premier Class, 0.010% (3) (4)	815,829	815,829

Mutual Funds — 2.4%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	2,629,113	2,629,113

Total Short-Term Investments (identified cost $3,444,942)		3,444,942

Total Investments — 100.6% (identified cost $82,250,882)		110,305,379

Other Assets and Liabilities — (0.6)%		(651,901)

Total Net Assets — 100.0%		$109,653,478

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.5%

Communication Services — 2.0%

Advertising — 0.9%
TechTarget, Inc. (1)	16,078	$1,130,444

Broadcasting — 1.1%
iHeartMedia, Inc. (1)	55,405	1,285,950

Total Communication Services		2,416,394

Consumer Discretionary — 13.1%

Auto Parts & Equipment — 0.9%
Gentherm, Inc. (1)	15,340	1,112,610

Casinos & Gaming — 1.5%
Golden Entertainment, Inc. (1)	43,009	1,833,904

Consumer Electronics — 1.2%
Sonos, Inc. (1)	38,242	1,414,954

Footwear — 2.2%
Crocs, Inc. (1)	16,833	1,704,173
Deckers Outdoor Corp. (1)	2,856	958,017

		2,662,190

Homebuilding — 2.2%
Cavco Industries, Inc. (1)	4,895	1,083,117
Skyline Champion Corp. (1)	30,027	1,520,867

		2,603,984

Homefurnishing Retail — 1.2%
Sleep Number Corp. (1)	12,508	1,394,517

Hotels, Resorts & Cruise Lines — 1.0%
Hilton Grand Vacations, Inc. (1)	26,176	1,197,028

Internet & Direct Marketing Retail — 1.0%
Shutterstock, Inc.	13,233	1,200,895

Leisure Products — 1.2%
YETI Holdings, Inc. (1)	16,424	1,438,742

Restaurants — 0.7%
Shake Shack, Inc. (1)	8,510	799,770

Total Consumer Discretionary		15,658,594

Consumer Staples — 3.0%

Food Retail — 0.8%
Sprouts Farmers Market, Inc. (1)	36,867	980,662

Household Products — 1.0%
Central Garden & Pet Co., Class A (1)	23,452	1,183,153

Packaged Foods & Meats — 1.2%
Freshpet, Inc. (1)	7,702	1,361,868

Total Consumer Staples		3,525,683

Energy — 0.9%

Oil & Gas-Refining & Marketing — 0.9%
Renewable Energy Group, Inc. (1)	17,530	1,070,557

Financials — 1.7%

Property & Casualty Insurance — 1.7%
AMERISAFE, Inc.	16,476	1,079,672
Kinsale Capital Group, Inc.	5,775	961,307

Total Financials		2,040,979

Healthcare — 32.2%

Biotechnology — 15.7%
ACADIA Pharmaceuticals, Inc. (1)	30,049	671,295
Albireo Pharma, Inc. (1)	19,204	642,374
Amicus Therapeutics, Inc. (1)	81,710	756,635
Atara Biotherapeutics, Inc. (1)	49,376	669,538
Avid Bioservices, Inc. (1)	57,539	1,224,430
CareDx, Inc. (1)	11,890	955,956
Castle Biosciences, Inc. (1)	16,111	965,532
Coherus Biosciences, Inc. (1)	45,118	593,753
Deciphera Pharmaceuticals, Inc. (1)	12,690	428,161
Dicerna Pharmaceuticals, Inc. (1)	32,305	1,053,143
Halozyme Therapeutics, Inc. (1)	33,869	1,402,515
Natera, Inc. (1)	11,920	1,122,149
Organogenesis Holdings, Inc. (1)	38,662	689,343
Protagonist Therapeutics, Inc. (1)	40,845	1,434,068
PTC Therapeutics, Inc. (1)	17,142	673,166
Puma Biotechnology, Inc. (1) (2)	79,329	836,921
Radius Health, Inc. (1)	51,071	985,159
Sangamo Therapeutics, Inc. (1)	68,299	736,263
Travere Therapeutics, Inc. (1)	34,698	526,369
Vericel Corp. (1)	30,112	1,701,328
Xencor, Inc. (1)	19,224	739,355

		18,807,453

Healthcare Equipment — 3.6%
AngioDynamics, Inc. (1)	46,018	1,063,936
Axogen, Inc. (1)	61,277	1,243,923
Cardiovascular Systems, Inc. (1)	22,067	864,806
NuVasive, Inc. (1)	17,160	1,170,312

		4,342,977

Healthcare Facilities — 1.2%
Select Medical Holdings Corp.	35,365	1,417,076

Healthcare Services — 2.0%
Option Care Health, Inc. (1)	61,579	1,129,359
R1 RCM, Inc. (1)	52,090	1,205,883

		2,335,242

Healthcare Supplies — 3.2%
BioLife Solutions, Inc. (1)	26,384	878,851
Merit Medical Systems, Inc. (1)	17,706	1,068,380
Neogen Corp. (1)	11,818	1,090,920
SI-BONE, Inc. (1)	27,532	830,640

		3,868,791

Healthcare Technology — 2.9%
Inovalon Holdings, Inc., Class A (1)	37,453	1,174,526
Omnicell, Inc. (1)	7,601	1,056,539
Phreesia, Inc. (1)	24,779	1,226,561

		3,457,626

Life Sciences Tools & Services — 2.2%
Medpace Holdings, Inc. (1)	9,468	1,581,724
Quanterix Corp. (1)	19,793	1,019,142

		2,600,866

Pharmaceuticals — 1.4%
Aerie Pharmaceuticals, Inc. (1)	48,456	789,348
Collegium Pharmaceutical, Inc. (1)	36,339	868,139

		1,657,487

Total Healthcare		38,487,518

Industrials — 16.7%

Air Freight & Logistics — 1.6%
Echo Global Logistics, Inc. (1)	25,320	864,931
Hub Group, Inc., Class A (1)	15,536	1,084,568

		1,949,499

Building Products — 0.8%
Gibraltar Industries, Inc. (1)	11,728	931,790

Construction & Engineering — 2.6%
Arcosa, Inc.	17,186	1,091,311
EMCOR Group, Inc.	9,795	1,235,248
Infrastructure and Energy Alternatives, Inc. (1) (2)	72,957	844,842

		3,171,401

Construction Machinery & Heavy Trucks — 0.7%
Astec Industries, Inc.	12,408	850,320

Electrical Components & Equipment — 0.6%
American Superconductor Corp. (1)	49,323	738,365

Environmental & Facilities Services — 0.9%
Covanta Holding Corp.	75,378	1,116,348

Industrial Machinery — 4.6%
Evoqua Water Technologies Corp. (1)	35,651	1,109,459
Hillenbrand, Inc.	22,224	1,013,415
Mueller Industries, Inc.	27,896	1,295,211
Mueller Water Products, Inc., Class A	68,471	990,775
Tennant Co.	12,484	1,032,926

		5,441,786

Research & Consulting Services — 2.0%
Huron Consulting Group, Inc. (1)	20,857	1,141,086
ICF International, Inc.	13,612	1,196,495

		2,337,581

Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	11,377	1,114,491
NOW, Inc. (1)	119,533	1,251,511

		2,366,002

Trucking — 0.9%
Marten Transport, Ltd.	60,720	1,035,883

Total Industrials		19,938,975

Information Technology — 22.8%

Application Software — 8.2%
2U, Inc. (1)	20,307	739,581
Avaya Holdings Corp. (1)	46,697	1,339,270
ChannelAdvisor Corp. (1)	51,824	1,229,784
Mimecast, Ltd. (1)	26,460	1,322,735
Mitek Systems, Inc. (1)	56,364	955,933
Sprout Social, Inc. (1)	17,456	1,211,796
SPS Commerce, Inc. (1)	12,654	1,187,704
Upland Software, Inc. (1)	21,615	885,999
Verint Systems, Inc. (1)	19,905	917,820

		9,790,622

Communications Equipment — 0.9%
Viavi Solutions, Inc. (1)	61,358	1,075,606

Data Processing & Outsourced Services — 2.3%
ExlService Holdings, Inc. (1)	9,925	1,012,151
TTEC Holdings, Inc.	15,697	1,701,712

		2,713,863

Electronic Components — 1.1%
Rogers Corp. (1)	7,272	1,362,409

Electronic Manufacturing Services — 0.9%
Plexus Corp. (1)	10,549	1,042,347

Internet Services & Infrastructure — 0.6%
Brightcove, Inc. (1)	47,062	682,399

Internet Software & Services — 0.6%
Quotient Technology, Inc. (1)	66,223	778,782

IT Consulting & Other Services — 1.0%
LiveRamp Holdings, Inc. (1)	23,857	1,198,576

Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.	10,213	1,041,828
Brooks Automation, Inc.	11,746	1,199,149
Cohu, Inc. (1)	25,252	939,880
FormFactor, Inc. (1)	26,868	947,097
Photronics, Inc. (1)	74,811	1,012,941

		5,140,895

Semiconductors — 0.9%
Silicon Laboratories, Inc. (1)	7,945	1,084,969

Systems Software — 2.0%
CommVault Systems, Inc. (1)	18,212	1,387,208
Tenable Holdings, Inc. (1)	24,289	1,015,280

		2,402,488

Total Information Technology		27,272,956

Materials — 2.5%

Construction Materials — 1.4%
Summit Materials, Inc., Class A (1)	47,841	1,665,824

Diversified Metals & Mining — 1.1%
Materion Corp.	17,043	1,343,840

Total Materials		3,009,664

Real Estate — 3.1%

Industrial REIT’s — 2.1%
EastGroup Properties, Inc.	7,856	1,241,876
STAG Industrial, Inc.	33,843	1,208,534

		2,450,410

Specialized REIT’s — 1.0%
QTS Realty Trust, Inc., Class A	18,510	1,173,164

Total Real Estate		3,623,574

Utilities — 0.5%

Renewable Electricity — 0.5%
Ormat Technologies, Inc.	9,083	627,181

Total Common Stocks (identified cost $84,507,885)		117,672,075

Short-Term Investments — 1.7%

Collateral Investment for Securities on Loan — 0.1%
BMO Government Money Market Fund — Premier Class, 0.010% (3) (4)	88,460	88,460

Mutual Funds — 1.6%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	1,907,880	1,907,880

Total Short-Term Investments (identified cost $1,996,340)		1,996,340

Total Investments — 100.2% (identified cost $86,504,225)		119,668,415

Other Assets and Liabilities — (0.2)%		(181,538)

Total Net Assets — 100.0%		$119,486,877

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 97.8%

Belgium — 0.6%
Etablissements Franz Colruyt NV	170	$10,357
Telenet Group Holding NV	316	12,316

		22,673

Bermuda — 1.2%
Kerry Logistics Network, Ltd.	9,500	28,399
Kerry Properties, Ltd.	4,500	15,510

		43,909

Canada — 8.9%
BCE, Inc.	836	41,563
Cogeco Communications, Inc.	334	32,580
George Weston, Ltd.	429	41,993
Granite Real Estate Investment Trust	530	35,475
Hydro One, Ltd. (5)	687	17,481
Kirkland Lake Gold, Ltd.	424	18,377
Loblaw Cos., Ltd.	442	27,200
Premium Brands Holdings Corp.	194	19,645
Quebecor, Inc., Class B (2)	2,124	57,722
Stella-Jones, Inc.	672	25,722

		317,758

Cayman Islands — 3.4%
China Feihe, Ltd. (5)	16,000	43,603
Tencent Holdings, Ltd.	900	69,754
Tingyi Cayman Islands Holding Corp.	4,000	7,607

		120,964

China — 1.0%
Bank of Communications Co., Ltd., Class H	38,000	25,657
China Minsheng Banking Corp., Ltd., Class H (2)	17,100	9,100

		34,757

Denmark — 0.6%
Novo Nordisk A/S, Class B	284	22,478

France — 0.7%
Sanofi	236	25,314

Germany — 0.7%
Merck KGaA	97	17,459
Talanx AG (1)	225	9,526

		26,985

Hong Kong — 5.6%
CITIC Telecom International Holdings, Ltd.	31,000	10,345
CLP Holdings, Ltd.	7,000	72,202
HK Electric Investments & HK Electric Investments, Ltd.	31,500	32,064
HKT Trust & HKT, Ltd.	23,000	31,414
Hong Kong Exchanges & Clearing, Ltd.	300	18,454
Sun Art Retail Group, Ltd. (2)	16,500	12,544
Sun Hung Kai Properties, Ltd.	1,500	23,425

		200,448

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	6,712	9,566

Israel — 1.1%
Bank Leumi Le-Israel BM (1)	3,042	24,409
Strauss Group, Ltd.	494	13,882

		38,291

Italy — 3.0%
A2A SpA	11,717	24,483
Enel SpA	3,511	34,864
Iren SpA	14,631	46,853

		106,200

Japan — 16.6%
Alfresa Holdings Corp.	600	9,314
Bridgestone Corp. (2)	300	13,359
Chubu Electric Power Co., Inc.	3,500	41,856
DCM Holdings Co., Ltd.	1,200	11,122
FUJIFILM Holdings Corp.	700	48,385
Geo Holdings Corp.	1,500	15,091
Hogy Medical Co., Ltd.	300	9,041
Itoham Yonekyu Holdings, Inc.	2,800	18,227
KDDI Corp.	1,700	58,026
McDonald’s Holdings Co. Japan, Ltd.	300	13,466
Megmilk Snow Brand Co., Ltd.	500	9,715
MEIJI Holdings Co., Ltd.	300	18,682
Mitsui DM Sugar Holdings Co., Ltd.	400	6,639
Morinaga Milk Industry Co., Ltd.	400	20,831
Nihon Kohden Corp.	400	11,381
Nippon Telegraph & Telephone Corp.	1,100	29,745
Paramount Bed Holdings Co., Ltd.	600	11,171
Seria Co., Ltd.	1,600	58,123
Sugi Holdings Co., Ltd.	300	23,654
Sundrug Co., Ltd.	1,700	57,732
Suzuken Co., Ltd.	300	9,478
TIS, Inc.	600	15,443
Towa Pharmaceutical Co., Ltd.	600	12,816
Tsumura & Co.	600	19,475
Valor Holdings Co., Ltd.	500	10,361
Vital KSK Holdings, Inc.	800	5,237
Yakult Honsha Co., Ltd.	400	21,632
Yaoko Co., Ltd. (2)	200	11,745

		591,747

Mexico — 1.3%
Arca Continental SAB de C.V.	4,800	26,663
Qualitas Controladora SAB de C.V. (2)	3,500	19,250

		45,913

Netherlands — 3.1%
Flow Traders (5)	1,451	63,487
Koninklijke Ahold Delhaize NV	1,009	29,327
Pharming Group NV (1) (2)	14,495	17,791

		110,605

Philippines — 2.5%
Globe Telecom, Inc.	340	12,882
International Container Terminal Services, Inc.	9,560	29,282
Manila Electric Co.	4,270	25,371
PLDT, Inc.	865	23,888

		91,423

Singapore — 3.4%
Mapletree Industrial Trust	4,900	10,189
Mapletree Industrial Trust, Rights	245	20
NetLink NBN Trust	83,000	59,936
Sheng Siong Group, Ltd.	21,500	25,849

Singapore Exchange, Ltd.	3,200	25,140

		121,134

Spain — 0.7%
Red Electrica Corp. SA	1,317	26,371

Switzerland — 4.7%
Bachem Holding AG, Class B	22	12,094
Nestle SA	562	69,427
Novartis AG	273	24,159
Roche Holding AG	174	61,050

		166,730

Taiwan — 5.2%
Coretronic Corp.	10,000	20,800
Far EasTone Telecommunications Co., Ltd.	22,000	51,153
Fubon Financial Holding Co., Ltd.	21,000	54,505
Great Wall Enterprise Co., Ltd.	10,200	20,811
Lite-On Technology Corp.	7,000	16,579
Taiwan Secom Co., Ltd.	3,075	10,121
Uni-President Enterprises Corp.	4,000	10,497

		184,466

United Kingdom — 2.9%
Assura PLC	28,933	30,549
AstraZeneca PLC	178	20,325
SSE PLC	2,352	51,469

		102,343

United States — 30.3%
Allstate Corp.	651	88,933
Atrion Corp.	22	13,662
AutoZone, Inc. (1)	19	26,725
Bristol-Myers Squibb Co.	334	21,950
Clearway Energy, Inc., Class C	487	13,066
CMS Energy Corp.	504	31,621
Danaher Corp.	97	24,846
Eli Lilly and Co.	185	36,952
Equity LifeStyle Properties, Inc.	925	65,545
Extra Space Storage, Inc.	169	25,318
Getty Realty Corp.	781	24,313
Globus Medical, Inc., Class A (1)	146	10,521
Hershey Co.	109	18,862
Johnson & Johnson	128	21,664
Kroger Co.	952	35,205
Merck & Co., Inc.	846	64,203
Microsoft Corp.	103	25,717
Moody’s Corp.	73	24,481
PepsiCo, Inc.	322	47,637
Pfizer, Inc.	1,369	53,021
Portland General Electric Co.	733	35,140
Progressive Corp.	163	16,150
S&P Global, Inc.	51	19,353
Safety Insurance Group, Inc.	221	18,809
Sprouts Farmers Market, Inc. (1)	1,709	45,459
Target Corp.	242	54,915
Verizon Communications, Inc.	972	54,908
Vertex Pharmaceuticals, Inc. (1)	119	24,827
Visa, Inc., Class A	111	25,230
Vocera Communications, Inc. (1) (2)	279	9,408
Walmart, Inc.	502	71,299
Weis Markets, Inc.	362	18,419

Zoetis, Inc.	72	12,721

		1,080,880

Total Common Stocks (identified cost $2,876,793)		3,490,955
Short-Term Investments — 5.8%

Collateral Investment for Securities on Loan — 4.1%
BMO Government Money Market Fund — Premier Class, 0.010% (3) (4)	144,175	144,175

Mutual Funds — 1.7%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	60,664	60,664

Total Short-Term Investments (identified cost $204,839)		204,839

Total Investments — 103.6% (identified cost $3,081,632)		3,695,794
Other Assets and Liabilities — (3.6)%		(127,430)

Total Net Assets — 100.0%		$3,568,364

Global Low Volatility Equity Fund

Industry Allocation

As of May 28, 2021

(Unaudited)

Industry	Value	% of Total Net Assets

Agriculture	$20,811	0.6%
Auto Parts & Equipment	13,359	0.4
Banks	59,166	1.7
Beverages	74,300	2.1
Biotechnology	54,712	1.5
Building Materials	25,722	0.7
Commercial Services	98,328	2.7
Computers	25,987	0.8
Diversified Financial Services	186,816	5.2
Electric	452,841	12.7
Electronics	20,800	0.6
Food	522,608	14.7
Healthcare-Products	80,622	2.3
Healthcare-Services	9,314	0.3
Insurance	152,668	4.2
Internet	69,754	2.0
Media	102,618	2.8
Mining	18,377	0.5
Office/Business Equipment	48,385	1.4
Pharmaceuticals	428,302	12.0
Real Estate	38,935	1.1
Real Estate Investment Trusts	191,409	5.4
Retail	342,136	9.5
Software	41,160	1.1
Telecommunications	383,426	10.7
Transportation	28,399	0.8
Total Common Stocks	3,490,955	97.8
Collateral Investment for Securities on Loan	144,175	4.1
Mutual Funds	60,664	1.7
Total Investments	3,695,794	103.6
Other Assets and Liabilities	(127,430)	(3.6)
Net Assets	$3,568,364	100.0%

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 95.3%

Australia — 8.3%
BHP Group, Ltd.	38,151	$1,416,415
Brambles, Ltd.	54,644	457,057
Commonwealth Bank of Australia	9,982	773,822
CSL, Ltd.	4,590	1,023,031
Rio Tinto PLC	22,864	1,967,613
Santos, Ltd.	114,952	609,682

		6,247,620

China — 1.7%
UBS Group AG	79,709	1,302,194

Denmark — 2.9%
Carlsberg A/S, Class B	6,405	1,178,448
Novo Nordisk A/S, Class B	4,152	328,616
Pandora A/S	3,663	496,273
Rheinmetall AG	1,799	187,788

		2,191,125

Finland — 1.3%
UPM-Kymmene OYJ	4,316	164,895
Valmet OYJ	19,371	840,233

		1,005,128

France — 6.2%
Cie de Saint-Gobain (1)	18,709	1,258,002
Cie Generale des Etablissements Michelin SCA (2)	1,750	268,035
Eiffage SA (1)	8,099	894,597
Sanofi	6,797	729,065
Sartorius Stedim Biotech	2,522	1,094,246
Schneider Electric SE	3,008	479,128

		4,723,073

Germany — 5.3%
Allianz SE	6,363	1,689,600
Brenntag AG	3,733	350,884
Deutsche Boerse AG	2,752	450,198
Deutsche Post AG	12,618	857,826
SAP SE	4,653	653,202

		4,001,710

Hong Kong — 0.3%
SITC International Holdings Co., Ltd.	61,000	215,362

Italy — 5.0%
A2A SpA	504,276	1,053,698
Azimut Holding SpA (2)	26,765	659,952
Buzzi Unicem SpA	6,543	185,668
Enel SpA	189,858	1,885,286

		3,784,604

Japan — 21.2%
AGC, Inc. (2)	10,500	461,738
Alfresa Holdings Corp.	16,300	253,030
Astellas Pharma, Inc.	21,100	338,203
Brother Industries, Ltd.	36,400	780,130
Chubu Electric Power Co., Inc.	55,100	658,932
Daito Trust Construction Co., Ltd.	3,600	393,645

Daiwa House Industry Co., Ltd.	48,300	1,414,677
Fujitsu, Ltd.	6,500	1,062,571
Hitachi, Ltd.	38,900	2,059,839
KDDI Corp.	22,900	781,646
K’s Holdings Corp.	33,000	398,097
MEIJI Holdings Co., Ltd.	4,300	267,783
Nichias Corp.	8,300	207,132
Obayashi Corp.	117,700	1,005,168
ORIX Corp.	35,800	635,916
Sekisui House, Ltd.	64,500	1,363,582
Seven & i Holdings Co., Ltd.	14,900	657,806
Sony Corp.	8,500	848,955
Taiheiyo Cement Corp.	27,300	638,040
TIS, Inc.	10,700	275,403
Toyota Motor Corp.	9,000	748,532
USS Co., Ltd.	43,800	774,032

		16,024,857

Jersey — 1.2%
Ferguson PLC	6,876	935,214

Netherlands — 9.4%
AerCap Holdings NV (1)	11,445	675,255
ASM International NV	4,274	1,335,817
ASML Holding NV	1,765	1,188,731
ING Groep NV	110,988	1,545,090
Koninklijke Ahold Delhaize NV	53,413	1,552,480
Koninklijke KPN NV	50,804	169,627
PostNL NV	41,971	246,593
Signify NV (1) (5)	6,543	404,369

		7,117,962

New Zealand — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	21,384	452,480

Norway — 1.8%
Telenor ASA (2)	39,810	693,093
Yara International ASA	12,708	677,719

		1,370,812

Singapore — 4.3%
DBS Group Holdings, Ltd.	69,300	1,593,507
Singapore Exchange, Ltd.	71,200	559,371
United Overseas Bank, Ltd.	57,000	1,132,673

		3,285,551

Spain — 1.2%
Endesa SA	29,956	863,931

Sweden — 2.9%
Boliden AB	6,938	278,718
Boliden AB (1)	6,811	4,905
Sandvik AB	18,325	487,907
SKF AB, Class B	53,293	1,443,968

		2,215,498

Switzerland — 11.2%
Nestle SA	12,359	1,526,773
Novartis AG	17,727	1,568,726
Roche Holding AG	6,317	2,216,393
Sonova Holding AG (1)	4,021	1,425,566
TE Connectivity, Ltd.	12,884	1,748,101

		8,485,559

United Kingdom — 10.5%
Antofagasta PLC	13,116	287,487
AstraZeneca PLC	4,037	460,964

Avast PLC (5)	82,935	554,354
Berkeley Group Holdings PLC	9,609	638,057
GlaxoSmithKline PLC	77,519	1,478,769
Kingfisher PLC (1)	336,804	1,722,146
Legal & General Group PLC	96,189	388,088
Persimmon PLC	8,046	360,824
Royal Mail PLC (1)	104,057	854,433
Tate & Lyle PLC	41,964	456,178
Unilever PLC	12,454	746,996

		7,948,296

Total Common Stocks (identified cost $59,939,967)		72,170,976
Short-Term Investments — 5.9%

Collateral Investment for Securities on Loan — 2.2%
BMO Government Money Market Fund — Premier Class, 0.010% (3) (4)	1,710,504	1,710,504

Mutual Funds — 3.7%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	2,777,129	2,777,129

Total Short-Term Investments (identified cost $4,487,633)		4,487,633

Total Investments — 101.2% (identified cost $64,427,600)		76,658,609
Other Assets and Liabilities — (1.2)%		(911,375)

Total Net Assets — 100.0%		$75,747,234

Disciplined International Equity Fund

Industry Allocation

As of May 28, 2021

(Unaudited)

Industry	Value	% of Total Net Assets

Aerospace/Defense	$187,788	0.2%
Auto Manufacturers	748,532	1.0
Auto Parts & Equipment	268,035	0.3
Banks	6,347,286	8.3
Beverages	1,178,448	1.6
Biotechnology	1,023,031	1.4
Building Materials	2,750,580	3.7
Chemicals	1,028,603	1.4
Commercial Services	457,057	0.6
Computers	1,616,925	2.1
Cosmetics/Personal Care	746,996	1.0
Distribution/Wholesale	935,214	1.2
Diversified Financial Services	2,305,437	3.0
Electric	4,461,847	6.0
Electrical Components & Equipment	1,663,627	2.1
Electronics	1,748,101	2.3
Engineering & Construction	1,899,765	2.5
Food	4,461,020	6.0
Forest Products & Paper	164,895	0.2
Healthcare-Products	2,972,292	3.9
Healthcare-Services	253,030	0.3
Home Builders	2,362,463	3.1
Home Furnishings	848,955	1.1
Insurance	2,077,688	2.7
Machinery-Construction & Mining	2,547,746	3.3
Machinery-Diversified	840,233	1.1
Metal Fabricate/Hardware	1,443,968	1.9
Mining	3,955,138	5.3
Oil & Gas	609,682	0.8
Pharmaceuticals	7,120,736	9.5
Real Estate	1,808,322	2.4
Retail	3,390,548	4.5
Semiconductors	2,524,548	3.4
Software	928,605	1.3
Telecommunications	1,644,366	2.1
Transportation	2,174,214	2.8
Trucking & Leasing	675,255	0.9
Total Common Stocks	72,170,976	95.3
Collateral Investment for Securities on Loan	1,710,504	2.2
Mutual Funds	2,777,129	3.7
Total Investments	76,658,609	101.2
Other Assets and Liabilities	(911,375)	(1.2)
Net Assets	$75,747,234	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 97.0%

Australia — 10.6%
Brambles, Ltd.	2,081,608	$17,411,122
Computershare, Ltd.	1,132,250	14,131,467
QBE Insurance Group, Ltd. (2)	1,263,271	10,731,890
Rio Tinto, Ltd.	93,183	8,837,115
Woodside Petroleum, Ltd.	779,678	13,289,300
Woolworths Group, Ltd.	502,058	16,220,702

		80,621,596

Finland — 2.6%
Kone OYJ, Class B	81,960	6,670,403
Sampo OYJ, A Shares	282,679	13,457,589

		20,127,992

France — 7.6%
Air Liquide SA	85,434	14,539,705
Bureau Veritas SA (1)	365,459	11,217,234
Legrand SA	102,310	10,734,514
Rubis SCA	154,866	7,452,073
Sanofi	134,631	14,440,898

		58,384,424

Germany — 7.8%
Brenntag AG	154,525	14,524,606
Deutsche Post AG	207,023	14,074,319
Fielmann AG (1)	108,564	8,737,631
GEA Group AG	167,581	7,297,574
SAP SE	107,466	15,086,405

		59,720,535

Hong Kong — 4.9%
AIA Group, Ltd.	641,800	8,534,288
China Mobile, Ltd.	1,658,000	10,521,525
Power Assets Holdings, Ltd.	1,509,069	9,469,476
VTech Holdings, Ltd.	841,600	8,691,549

		37,216,838

Indonesia — 1.8%
Bank Rakyat Indonesia Persero Tbk PT	24,021,900	6,844,181
Telekomunikasi Indonesia Persero Tbk PT	29,520,800	6,757,649

		13,601,830

Japan — 14.1%
ABC-Mart, Inc.	192,500	11,076,615
Japan Tobacco, Inc.	1,251,968	24,940,192
KDDI Corp.	528,600	18,042,713
Mitsubishi Electric Corp.	1,070,800	16,783,195
Nabtesco Corp. (2)	151,600	7,080,694
Nihon Kohden Corp.	459,900	13,084,968
Sumitomo Rubber Industries, Ltd.	848,700	10,987,858
Toyota Tsusho Corp.	118,000	5,414,667

		107,410,902

Malaysia — 2.9%
Axiata Group Bhd	8,122,067	7,270,267
Malayan Banking Bhd	7,373,634	14,627,748

		21,898,015

Netherlands — 3.3%
Koninklijke Philips NV (1)	133,630	7,552,153
Koninklijke Vopak NV (2)	237,788	11,268,254
Wolters Kluwer NV	67,757	6,505,991

		25,326,398

Norway — 1.8%
Telenor ASA (2)	787,898	13,717,320

Singapore — 5.9%
ComfortDelGro Corp., Ltd.	8,206,900	10,425,400
Singapore Technologies Engineering, Ltd.	1,810,600	5,325,697
Singapore Telecommunications, Ltd.	7,784,000	14,243,690
United Overseas Bank, Ltd.	753,002	14,963,246

		44,958,033

Sweden — 1.6%
Assa Abloy AB, Class B	129,878	4,007,002
Atlas Copco AB, A Shares	64,330	3,935,338
Essity AB, Class B	117,155	4,057,463

		11,999,803

Switzerland — 11.4%
Geberit AG	6,636	4,823,365
Givaudan SA	1,048	4,689,494
Nestle SA	176,495	21,803,362
Novartis AG	194,919	17,249,086
Roche Holding AG	57,416	20,145,069
Schindler Holding AG	14,958	4,453,310
SGS SA	1,599	5,004,097
Zurich Insurance Group AG	21,862	9,204,157

		87,371,940

Taiwan — 2.7%
Advantech Co., Ltd.	309,359	3,641,092
Chunghwa Telecom Co., Ltd.	1,922,000	7,829,203
Merida Industry Co., Ltd.	107,000	1,238,154
Taiwan Semiconductor Manufacturing Co., Ltd.	388,000	8,252,194

		20,960,643

United Kingdom — 18.0%
BP PLC	1,788,093	7,768,779
British American Tobacco PLC	352,952	13,589,198
Bunzl PLC	238,511	7,734,335
GlaxoSmithKline PLC	767,450	14,640,044
IMI PLC	336,464	7,926,384
Imperial Brands PLC	492,171	11,175,434
Legal & General Group PLC	3,656,379	14,752,189
National Grid PLC	1,089,063	14,515,750
Reckitt Benckiser Group PLC	129,915	11,740,612
Royal Dutch Shell PLC, B Shares	450,022	8,197,697
Unilever PLC	247,722	14,856,517
Vodafone Group PLC	5,857,014	10,664,274

		137,561,213

Total Common Stocks (identified cost $586,432,677)		740,877,482
Preferred Stocks — 1.4%

Germany — 1.4%
Fuchs Petrolub SE	210,795	10,832,252

Total Preferred Stocks (identified cost $7,428,123)		10,832,252
Short-Term Investments — 3.5%

Collateral Investment for Securities on Loan — 2.5%
BMO Government Money Market Fund — Premier Class, 0.010% (3) (4)	18,866,912	18,866,912

Mutual Funds — 1.0%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	7,772,363	7,772,363

Total Short-Term Investments (identified cost $26,639,275)		26,639,275

Total Investments — 101.9% (identified cost $620,500,075)		778,349,009
Other Assets and Liabilities — (1.9)%		(14,555,091)

Total Net Assets — 100.0%		$763,793,918

Pyrford International Stock Fund

Industry Allocation

As of May 28, 2021

(Unaudited)

Industry	Value	% of Total Net Assets

Agriculture	$49,704,824	6.6%
Auto Parts & Equipment	10,987,858	1.4
Banks	36,435,175	4.7
Building Materials	4,823,365	0.6
Chemicals	33,753,805	4.4
Commercial Services	33,632,453	4.4
Computers	17,772,559	2.4
Cosmetics/Personal Care	4,057,463	0.6
Distribution/Wholesale	13,149,002	1.7
Electric	9,469,476	1.3
Electrical Components & Equipment	10,734,514	1.4
Electronics	4,007,002	0.5
Engineering & Construction	5,325,697	0.7
Food	38,024,064	4.9
Gas	21,967,823	2.9
Hand/Machine Tools	4,453,310	0.6
Healthcare-Products	20,637,121	2.7
Home Furnishings	8,691,549	1.1
Household Products/Wares	26,597,129	3.5
Insurance	56,680,113	7.3
Leisure Time	1,238,154	0.1
Machinery-Construction & Mining	20,718,533	2.7
Machinery-Diversified	21,048,671	2.8
Media	6,505,991	0.8
Mining	8,837,115	1.2
Miscellaneous Manufacturing	7,926,384	1.0
Oil & Gas	29,255,776	3.8
Pharmaceuticals	66,475,097	8.7
Pipelines	11,268,254	1.5
Retail	19,814,246	2.6
Semiconductors	8,252,194	1.1
Software	15,086,405	2.0
Telecommunications	89,046,641	11.8
Transportation	24,499,719	3.2
Total Common Stocks	740,877,482	97.0
Preferred Stocks	10,832,252	1.4
Collateral Investment for Securities on Loan	18,866,912	2.5
Mutual Funds	7,772,363	1.0
Total Investments	778,349,009	101.9
Other Assets and Liabilities	(14,555,091)	(1.9)
Net Assets	$763,793,918	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 98.0%

Brazil — 2.6%
Raia Drogasil SA	1,537,100	$8,060,507

China — 29.0%
ANTA Sports Products, Ltd.	460,000	9,275,986
Beijing Sinnet Technology Co., Ltd., Class A	1,950,010	4,604,152
By-health Co., Ltd., Class A	1,670,104	9,688,949
China Resources Gas Group, Ltd.	704,000	4,363,205
Dian Diagnostics Group Co., Ltd., Class A	959,500	5,986,983
Haier Smart Home Co., Ltd., Class H (1)	2,378,200	10,005,055
Hualan Biological Engineering, Inc.	1,023,200	6,416,599
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,026,514	12,912,234
Tencent Holdings, Ltd.	278,600	21,592,586
Zhejiang Supor Co., Ltd., Class A	536,618	6,173,168

		91,018,917

Hong Kong — 10.1%
AIA Group, Ltd.	1,120,600	14,901,096
Hong Kong Exchanges & Clearing, Ltd.	223,500	13,748,264
Vitasoy International Holdings, Ltd. (2)	820,000	3,185,584

		31,834,944

India — 23.3%
Biocon, Ltd. (1)	853,279	4,505,944
Colgate-Palmolive India, Ltd.	244,335	5,760,765
HDFC Bank, Ltd. (1)	641,412	13,349,746
Infosys, Ltd.	628,446	12,211,940
Marico, Ltd.	1,019,495	6,635,496
Nestle India, Ltd.	20,523	4,970,508
Reliance Industries, Ltd.	314,411	9,090,218
Tata Consultancy Services, Ltd.	267,008	11,596,792
Torrent Pharmaceuticals, Ltd.	137,298	5,133,240

		73,254,649

Indonesia — 2.0%
Bank Central Asia Tbk PT	2,811,500	6,239,030

Jersey — 2.2%
Wizz Air Holdings PLC (1) (5)	99,744	6,827,040

Mexico — 3.6%
Wal-Mart de Mexico SAB de C.V.	3,518,724	11,233,842

Nigeria — 1.0%
Guaranty Trust Bank PLC	48,352,103	3,337,059

Portugal — 1.6%
Jeronimo Martins SGPS SA	256,237	4,957,307

Russia — 3.1%
Moscow Exchange MICEX-RTS PJSC	4,229,600	9,703,472

South Africa — 3.6%
Clicks Group, Ltd.	435,124	8,191,461
Discovery, Ltd. (1)	299,155	3,106,545

		11,298,006

South Korea — 2.7%
NAVER Corp.	26,604	8,539,614

Taiwan — 9.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,087,000	23,118,905
Win Semiconductors Corp.	603,000	7,086,318

		30,205,223

Thailand — 1.1%
Home Product Center PCL	7,748,900	3,421,914

United Kingdom — 1.0%
Unilever PLC	51,662	3,098,707

United States — 1.5%
Western Union Co.	192,025	4,698,852

Total Common Stocks (identified cost $221,048,091)		307,729,083
Common Stock Units — 1.6%

Mexico — 1.6%
Fomento Economico Mexicano SAB de C.V.,	608,413	4,988,755

Total Common Stock Units (identified cost $4,840,340)		4,988,755
Short-Term Investments — 2.2%

Collateral Investment for Securities on Loan — 1.0%
BMO Government Money Market Fund — Premier Class, 0.010% (3) (4)	3,193,900	3,193,900

Mutual Funds — 1.2%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	3,526,380	3,526,380

Total Short-Term Investments (identified cost $6,720,280)		6,720,280

Total Investments — 101.8% (identified cost $232,608,711)		319,438,118
Other Assets and Liabilities — (1.8)%		(5,542,365)

Total Net Assets — 100.0%		$313,895,753

LGM Emerging Markets Equity Fund

Industry Allocation

As of May 28, 2021

(Unaudited)

Industry	Value	% of Total Net Assets

Airlines	$6,827,040	2.2%
Banks	22,925,835	7.3
Beverages	3,185,584	1.0
Biotechnology	10,922,543	3.4
Computers	23,808,732	7.6
Cosmetics/Personal Care	8,859,472	2.8
Diversified Financial Services	28,150,588	9.0
Food	29,475,545	9.4
Gas	4,363,205	1.4
Healthcare-Products	5,986,983	1.9
Home Furnishings	10,005,055	3.2
Housewares	6,173,168	2.0
Insurance	18,007,641	5.7
Internet	30,132,200	9.6
Oil & Gas	9,090,218	2.9
Pharmaceuticals	14,822,189	4.7
Retail	40,183,710	12.8
Semiconductors	30,205,223	9.6
Software	4,604,152	1.5
Total Common Stocks	307,729,083	98.0
Common Stock Units	4,988,755	1.6
Collateral Investment for Securities on Loan	3,193,900	1.0
Mutual Funds	3,526,380	1.2
Total Investments	319,438,118	101.8
Other Assets and Liabilities	(5,542,365)	(1.8)
Net Assets	$313,895,753	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 95.3%

Alabama — 2.8%
Alabama Housing Finance Authority, 1.500%, 11/1/2022 (6)	$3,000,000	$3,033,562
Birmingham Airport Authority, BAM:
5.000%, 7/1/2023	225,000	247,242
5.000%, 7/1/2024	325,000	371,347
Black Belt Energy Gas District:
0.974%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (6)	4,500,000	4,540,418
4.000%, 6/1/2021	1,000,000	1,000,000
4.000%, 6/1/2022	1,000,000	1,036,878
Industrial Development Board of the City of Mobile Alabama, 0.040%, 6/1/2034, Call 5/28/2021 (6)	4,300,000	4,300,000

		14,529,447

Alaska — 0.4%
Alaska Municipal Bond Bank Authority, 5.000%, 12/1/2023	955,000	1,067,644
Borough of North Slope, 5.000%, 6/30/2021	1,250,000	1,254,688

		2,322,332

Arizona — 0.4%
Maricopa County Pollution Control Corp., 1.050%, 1/1/2038 (6)	2,250,000	2,266,314

California — 4.9%
Bay Area Toll Authority, 1.150%, (SIFMA Municipal Swap Index Yield), 4/1/2045, Call 10/1/2023 (6)	1,750,000	1,779,943
California County Tobacco Securitization Agency:
3.000%, 6/1/2021	300,000	300,000
4.000%, 6/1/2022	250,000	259,924
California Infrastructure & Economic Development Bank, 0.450%, 1/1/2050, Call 7/1/2021 (5) (6)	6,300,000	6,300,403
California Municipal Finance Authority, 0.700%, 12/1/2044 (6)	3,000,000	3,040,358
California Pollution Control Financing Authority:
0.200%, 8/1/2023 (5) (6)	5,000,000	5,000,167
0.600%, 8/1/2040 (6)	4,225,000	4,225,761
Contra Costa County Schools Pooled Notes, 2.000%, 12/1/2021	3,890,000	3,921,253
State of California, 0.835%, (LIBOR 1 Month), 12/1/2031, Call 6/1/2021 (6)	500,000	500,000

		25,327,809

Colorado — 1.4%
Colorado Health Facilities Authority, 5.000%, 6/1/2022	1,000,000	1,048,001
Colorado School of Mines, 0.574%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (6)	1,145,000	1,142,464
E-470 Public Highway Authority:
0.360%, (SOFR), 9/1/2039, Call 6/1/2024 (6) (7)	4,000,000	4,001,192
0.482%, (LIBOR 1 Month), 9/1/2039, Call 6/21/2021 (6)	1,370,000	1,370,008

		7,561,665

Connecticut — 2.0%
City of Bridgeport, 1.500%, 12/9/2021	2,000,000	2,009,266
City of New Haven:
5.000%, 2/1/2022	350,000	359,678
5.000%, 8/1/2022	1,025,000	1,074,387
City of New Haven, AGM:
5.000%, 2/1/2023	580,000	625,197
5.000%, 8/1/2023	1,080,000	1,188,333
Connecticut Housing Finance Authority, 0.500%, 5/15/2060, Call 7/1/2021 (6)	5,000,000	5,000,416

		10,257,277

District of Columbia — 0.1%

District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 7/1/2021	360,000	361,270

Florida — 0.8%
City of Atlantic Beach, 3.000%, 11/15/2023, Call 7/1/2021	2,000,000	2,001,215
Miami-Dade County Housing Finance Authority, 0.600%, 12/1/2022, Call 6/21/2021 (6)	1,000,000	1,000,145
Miami-Dade County Industrial Development Authority, 0.040%, 5/1/2046, Call 5/28/2021 (6)	1,200,000	1,200,000

		4,201,360

Georgia — 5.6%
Bartow County Development Authority, 2.050%, 9/1/2029 (6)	1,400,000	1,411,479
Burke County Development Authority:
0.050%, 11/1/2052, Call 5/28/2021 (6)	900,000	900,000
0.060%, 7/1/2049, Call 5/28/2021 (6)	3,800,000	3,800,000
1.550%, 12/1/2049 (6)	3,000,000	3,046,134
2.250%, 10/1/2032 (6)	4,000,000	4,144,632
Development Authority of Monroe County, 1.500%, 1/1/2039 (6)	2,000,000	2,049,171
Floyd County Development Authority, 0.070%, 9/1/2026, Call 6/1/2021 (6)	2,500,000	2,500,000
Main Street Natural Gas, Inc.:
0.620%, (SIFMA Municipal Swap Index Yield), 8/1/2048, Call 9/1/2023 (6)	5,000,000	5,021,541
0.824%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (6)	5,000,000	5,027,967
Municipal Electric Authority of Georgia:
5.000%, 1/1/2022	380,000	390,457
5.000%, 1/1/2023	805,000	863,844

		29,155,225

Illinois — 12.2%
Chicago O’Hare International Airport:
5.000%, 1/1/2023	1,000,000	1,074,255
5.000%, 1/1/2023	825,000	886,261
Chicago Park District:
5.000%, 1/1/2023	4,780,000	5,101,883
5.000%, 1/1/2023, Call 1/1/2022	285,000	292,073
City of Chicago:
5.000%, 1/1/2022	300,000	307,169
5.000%, 1/1/2023	400,000	426,354
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,280,000	1,305,332
Cook County Community Unit School District No 401 Elmwood Park, 3.000%, 12/1/2021	715,000	724,861
Cook County School District No 99 Cicero, 5.000%, 12/1/2021	575,000	588,496
Illinois Development Finance Authority, 0.550%, 11/1/2044, Call 8/3/2021 (6)	5,000,000	5,006,613
Illinois Finance Authority:
0.700%, 5/1/2040 (6)	2,800,000	2,802,998
0.750%, (SIFMA Municipal Swap Index Yield), 5/1/2042, Call 5/1/2025 (6)	1,000,000	1,000,382
0.800%, (SIFMA Municipal Swap Index Yield), 1/1/2046, Call 7/1/2022 (6)	2,060,000	2,061,596
5.000%, 10/1/2023	250,000	275,352
5.000%, 10/1/2024	250,000	285,109
Illinois Housing Development Authority, 1.900%, 10/1/2022 (6)	1,790,000	1,800,209
Northern Illinois University, BAM, 5.000%, 4/1/2024	500,000	562,197
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	500,000	500,000
Sales Tax Securitization Corp., 5.000%, 1/1/2025	500,000	576,149
Sangamon County School District No 186 Springfield, AGM:
4.000%, 6/1/2022	750,000	773,229
4.000%, 6/1/2023	1,000,000	1,070,186
State of Illinois:
4.000%, 6/15/2021	355,000	355,411
4.000%, 3/1/2022	1,000,000	1,027,515
4.000%, 3/1/2023	1,050,000	1,115,459
5.000%, 10/1/2021	1,500,000	1,523,522
5.000%, 11/1/2021	7,000,000	7,136,852
5.000%, 2/1/2022	6,040,000	6,228,112
5.000%, 12/1/2022	1,000,000	1,068,676
5.125%, 5/1/2022	500,000	521,858
5.375%, 5/1/2023	250,000	273,577
5.500%, 5/1/2024	500,000	571,915

Tender Option Bond Trust Receipts/Certificates:
0.230%, 12/1/2027 (5) (6)	10,000,000	10,000,000
0.230%, 12/1/2027 (5) (6)	5,000,000	5,000,000
Will County Community High School District No 210 Lincoln-Way, AGM, 4.000%, 1/1/2022	975,000	993,931
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE, 0.000%, 11/1/2021 (8)	435,000	433,684

		63,671,216

Indiana — 1.6%
City of Rockport:
1.350%, 7/1/2025 (6)	1,000,000	1,013,311
1.350%, 7/1/2025 (6)	1,000,000	1,013,311
City of Whiting, 5.000%, 11/1/2045 (6)	1,345,000	1,436,302
Indianapolis Local Public Improvement Bond Bank:
5.000%, 6/1/2022	1,145,000	1,199,445
5.000%, 6/1/2023	1,000,000	1,093,406
Lafayette School Corp.:
4.000%, 7/15/2021	675,000	677,927
4.000%, 1/15/2022	850,000	868,892
Noblesville Multi School Building Corp., 5.000%, 7/15/2021	1,205,000	1,211,868

		8,514,462

Iowa — 1.6%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	3,500,000	3,552,182
Iowa Finance Authority:
0.625%, (SIFMA Municipal Swap Index Yield), 2/15/2035, Call 6/16/2021 (5) (6)	3,790,000	3,790,012
2.875%, 5/15/2049, Call 6/21/2021	1,000,000	1,011,112

		8,353,306

Kansas — 0.5%
City of Andover, 1.625%, 10/1/2022, Call 7/1/2021	1,075,000	1,076,131
City of Lenexa, 1.625%, 9/1/2021, Call 7/1/2021	1,000,000	1,000,742
State of Kansas Department of Transportation, 0.377%, (LIBOR 1 Month), 9/1/2021 (6)	400,000	400,306

		2,477,179

Kentucky — 5.9%
City of Ashland, 5.000%, 2/1/2022	475,000	486,625
City of Berea, 0.030%, 6/1/2029, Call 5/31/2021 (6)	240,000	240,000
County of Carroll, 1.200%, 10/1/2034 (6)	5,000,000	5,000,000
County of Owen, 0.700%, 6/1/2040 (6)	2,800,000	2,802,412
Kentucky Economic Development Finance Authority, 0.200%, 4/1/2031 (6)	7,600,000	7,600,000
Kentucky Higher Education Student Loan Corp., 5.000%, 6/1/2021	1,000,000	1,000,000
Kentucky Public Energy Authority, 1.194%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (6)	5,000,000	5,110,243
Kentucky Rural Water Finance Corp., 1.250%, 2/1/2022, Call 6/28/2021	4,405,000	4,407,609
Louisville-Jefferson County, 0.090%, 6/1/2033	4,000,000	4,000,000

		30,646,889

Louisiana — 1.2%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, 5.000%, 8/1/2021	1,050,000	1,057,982
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 7/1/2021	340,000	347,690
Louisiana Public Facilities Authority, 0.700%, (SIFMA Municipal Swap Index Yield), 9/1/2057, Call 3/1/2023 (6)	5,000,000	4,995,004

		6,400,676

Maryland — 0.8%
Maryland Economic Development Corp., 1.700%, 9/1/2022	4,000,000	4,067,438

Massachusetts — 0.1%
Massachusetts Development Finance Agency, 5.000%, 7/1/2021	300,000	301,118

Michigan — 0.6%
Michigan Finance Authority, 3.500%, 11/15/2044 (6)	3,175,000	3,310,809

Minnesota — 0.5%
Minnesota Rural Water Finance Authority, Inc., 0.250%, 8/1/2022, Call 11/1/2021	2,750,000	2,750,903

Mississippi — 1.8%
Mississippi Business Finance Corp., 0.250%, 5/1/2037, Call 11/1/2021 (6)	3,731,000	3,731,308
Mississippi Development Bank:
5.000%, 9/1/2022	250,000	263,600
5.000%, 9/1/2023	700,000	768,114
5.000%, 9/1/2025	400,000	468,437
State of Mississippi:
5.000%, 10/15/2022	1,000,000	1,055,257
5.000%, 10/15/2024	2,735,000	3,126,951

		9,413,667

Missouri — 1.0%
City of St. Louis, 2.000%, 6/1/2021	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates, 0.150%, 3/1/2050, Call 3/1/2030 (5) (6)	2,000,000	2,000,000

		5,000,000

Nebraska — 1.7%
Central Plains Energy Project:
4.000%, 8/1/2021	1,000,000	1,006,250
4.000%, 8/1/2022	1,000,000	1,044,145
Nebraska Public Power District, 0.600%, 1/1/2051, Call 1/1/2023 (6)	6,600,000	6,635,256

		8,685,651

Nevada — 2.0%
County of Washoe NV, 0.625%, 3/1/2036 (6)	2,665,000	2,672,282
State of Nevada Department of Business & Industry:
0.300%, 12/1/2026, Call 6/1/2021 (5) (6) (7)	3,500,000	3,500,000
0.500%, 1/1/2050, Call 7/1/2021 (5) (6)	4,200,000	4,200,437

		10,372,719

New Hampshire — 0.0%
New Hampshire Business Finance Authority, 4.000%, 1/1/2024	220,000	239,480

New Jersey — 5.7%
Borough of Fort Lee, 1.000%, 11/1/2022	1,710,000	1,726,126
City of Newark, 2.000%, 10/5/2021	2,800,000	2,816,467
City of Newark, AGM SAW, 5.000%, 10/1/2023	630,000	693,578
City of Newark, AGM School Bond Gty, 5.000%, 10/1/2023	350,000	385,321
City of Newark, SAW:
5.000%, 10/1/2021	100,000	101,402
5.000%, 10/1/2022	700,000	737,986
City of Newark, School Bond Gty:
5.000%, 10/1/2021	250,000	253,571
5.000%, 10/1/2022	400,000	421,706
Jersey City Municipal Utilities Authority, 3.000%, 7/1/2022	6,000,000	6,172,830
New Jersey Economic Development Authority:
1.200%, 11/1/2034 (6)	2,500,000	2,531,414
5.000%, 6/15/2022	200,000	209,855
5.000%, 6/15/2023	220,000	241,306
New Jersey Turnpike Authority, 0.557%, (LIBOR 1 Month), 1/1/2022 (6)	750,000	751,100
State of New Jersey, 4.000%, 6/1/2023	7,500,000	8,060,695
Township of Lyndhurst:
1.000%, 10/8/2021	800,000	802,142
1.000%, 2/4/2022	4,000,000	4,021,572

		29,927,071

New Mexico — 0.6%
City of Farmington, 1.200%, 6/1/2040 (6)	1,250,000	1,258,927
City of Santa Fe, 2.250%, 5/15/2024, Call 11/15/2021	500,000	502,158
New Mexico Hospital Equipment Loan Council, 2.250%, 7/1/2023, Call 6/11/2021	1,525,000	1,526,281

		3,287,366

New York — 9.6%
City of New York, 0.180%, 4/1/2042, Call 5/28/2021 (6)	8,000,000	8,000,000
City of New York, AGC, 0.500%, 10/1/2021, Call 6/1/2021 (6) (9)	100,000	100,000
City of New York NY, 0.200%, 4/1/2042, Call 6/1/2021 (6)	6,000,000	6,000,000
East Ramapo Central School District, SAW, 1.250%, 5/5/2022	2,400,000	2,420,212
Hempstead Union Free School District, SAW, 1.500%, 6/30/2021	4,000,000	4,004,055

Long Island Power Authority, 0.827%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (6)	4,000,000	4,015,202
Metropolitan Transportation Authority:
0.500%, (SIFMA Municipal Swap Index Yield), 11/15/2044 (6)	3,000,000	2,985,284
0.624%, (LIBOR 1 Month), 11/1/2030 (6)	2,950,000	2,949,744
5.000%, 9/1/2022	6,000,000	6,353,103
5.000%, 2/1/2023	2,645,000	2,849,794
New York Transportation Development Corp.:
5.000%, 12/1/2023	250,000	277,829
5.000%, 12/1/2024	1,000,000	1,152,957
Town of Alabama, 1.000%, 9/30/2021, Call 7/1/2021	4,685,000	4,686,678
Town of Oyster Bay, 4.000%, 8/27/2021	2,000,000	2,017,747
Town of Oyster Bay, BAM, 4.000%, 11/1/2023	1,000,000	1,088,681
Triborough Bridge & Tunnel Authority:
0.387%, (SOFR), 1/1/2032, Call 11/1/2023 (6)	500,000	499,830
0.574%, (LIBOR 1 Month), 11/15/2027, Call 7/1/2021 (6)	515,000	515,172

		49,916,288

North Carolina — 1.1%
North Carolina Medical Care Commission, 2.300%, 9/1/2025, Call 9/1/2022	1,250,000	1,268,052
North Carolina Turnpike Authority, 5.000%, 2/1/2024	4,000,000	4,489,770

		5,757,822

North Dakota — 0.1%
City of Williston, 5.000%, 7/15/2021	750,000	753,843

Ohio — 3.1%
City of Cleveland Airport System Revenue, 5.000%, 1/1/2023	3,100,000	3,315,878
County of Hancock, 1.250%, 10/22/2021	3,967,000	3,982,829
Ohio Housing Finance Agency, 1.750%, 6/1/2022 (6)	2,775,000	2,775,000
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	6,000,000	6,008,974

		16,082,681

Oklahoma — 2.6%
Oklahoma Development Finance Authority:
0.150%, 8/15/2031, Call 6/1/2021 (6)	8,000,000	8,000,000
1.625%, 7/6/2023, Call 6/30/2022	4,400,000	4,422,503
Oklahoma Housing Finance Agency, 1.600%, 7/1/2022 (6)	1,000,000	1,008,509

		13,431,012

Pennsylvania — 9.3%
Berks County Municipal Authority:
5.000%, 2/1/2022	500,000	509,117
5.000%, 2/1/2023	1,300,000	1,352,793
Bethlehem Area School District, SAW, 0.543%, (LIBOR 1 Month), 7/1/2031, Call 6/16/2021 (6)	2,985,000	2,984,969
City of Philadelphia Airport Revenue:
5.000%, 7/1/2021	3,250,000	3,262,545
5.000%, 7/1/2022	2,750,000	2,892,182
Delaware County Industrial Development Authority, 0.040%, 9/1/2045, Call 5/28/2021 (6)	2,500,000	2,500,000
Delaware Valley Regional Finance Authority, 0.110%, 11/1/2055, Call 5/31/2021 (6)	2,950,000	2,950,000
Manheim Township School District, 0.545%, (LIBOR 1 Month), 5/1/2025, Call 6/21/2021 (6)	2,000,000	2,000,225
Montgomery County Higher Education & Health Authority, 0.770%, (SIFMA Municipal Swap Index Yield), 9/1/2051, Call 6/21/2021 (6)	2,500,000	2,500,095
Northampton County General Purpose Authority, 1.117%, (LIBOR 1 Month), 8/15/2048, Call 2/15/2023 (6)	1,000,000	1,006,608
Pennsylvania Economic Development Financing Authority:
0.200%, 8/1/2045 (6)	4,000,000	4,000,133
0.700%, 8/1/2037 (6)	5,150,000	5,154,028
2.150%, 11/1/2021	2,000,000	2,015,765
2.625%, 11/1/2021	1,000,000	1,009,553
Philadelphia Authority for Industrial Development, 5.000%, 10/1/2022	800,000	849,363
Pittsburgh Water & Sewer Authority, AGM, 0.700%, (SIFMA Municipal Swap Index Yield), 9/1/2040, Call 6/1/2023 (6)	6,800,000	6,866,163

Tender Option Bond Trust Receipts/Certificates, 0.230%, 12/1/2024 (5) (6)	6,910,000	6,910,000

		48,763,539

South Carolina — 1.2%
Patriots Energy Group Financing Agency, 0.934%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (6)	6,000,000	6,059,308

Tennessee — 0.6%
Memphis-Shelby County Airport Authority:
5.000%, 7/1/2021	1,125,000	1,129,287
5.000%, 7/1/2022	1,860,000	1,954,917

		3,084,204

Texas — 2.3%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2023 (6)	3,400,000	3,437,133
Deer Park Independent School District, PSF, 0.280%, 10/1/2042 (6)	1,000,000	1,000,363
Irving Hospital Authority, 1.150%, (SIFMA Municipal Swap Index Yield), 10/15/2044, Call 4/15/2023 (6)	950,000	955,076
Matagorda County Navigation District No. 1, 0.900%, 5/1/2030 (6)	3,000,000	3,015,932
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2023	1,500,000	1,671,804
5.000%, 12/15/2024	875,000	1,007,808
Texas Municipal Gas Acquisition and Supply Corp. I, 5.250%, 12/15/2022	1,000,000	1,075,387

		12,163,503

Virginia — 2.0%
Halifax County Industrial Development Authority, 0.450%, 12/1/2041 (6)	2,000,000	2,002,652
Hampton Redevelopment & Housing Authority, 1.460%, 12/1/2022, Call 12/1/2021 (6)	4,000,000	4,024,571
Westmoreland County Industrial Development Authority, 2.000%, 6/1/2022, Call 12/1/2021	4,300,000	4,339,011

		10,366,234

Washington — 1.6%
Tender Option Bond Trust Receipts/Certificates, 0.350%, 7/1/2026 (5) (6)	6,665,000	6,665,000
Vancouver Housing Authority, 1.530%, 12/1/2022, Call 12/1/2021	1,795,000	1,803,684

		8,468,684

West Virginia — 1.2%
County of Harrison, 3.000%, 10/15/2037 (6)	5,000,000	5,038,514
West Virginia Economic Development Authority, 3.000%, 6/1/2037 (6)	1,000,000	1,023,110

		6,061,624

Wisconsin — 4.4%
Burlington Area School District, 1.000%, 9/23/2021	4,300,000	4,310,019
Grantsburg School District, 1.000%, 10/29/2021	1,500,000	1,504,495
Pewaukee School District, 1.000%, 9/22/2021	3,400,000	3,408,062
Wisconsin Health & Educational Facilities Authority:
0.150%, 2/15/2053, Call 6/1/2021 (6)	12,750,000	12,750,000
5.000%, 12/1/2022	1,000,000	1,072,126

		23,044,702

Total Municipals (identified cost $494,057,172)		497,356,093
Mutual Funds — 5.3%
Nuveen California AMT-Free Quality Municipal Income Fund	40,000	4,000,000
Nuveen New York AMT-Free Municipal Credit Income Fund	11,320,000	11,320,000
Nuveen New York AMT-Free Quality Municipal Income Fund	12,000,000	12,000,000

Total Mutual Funds (identified cost $27,320,000)		27,320,000

Short-Term Investments — 0.0%

Repurchase Agreements — 0.0%

Agreement with Fixed Income Clearing Corp., 0.005%, dated 5/28/2021, to be repurchased at $129,504 on 5/28/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 1/15/2028, with a fair value of $132,178.	129,504	129,504

Total Short-Term Investments (identified cost $129,504)		129,504

Total Investments — 100.6% (identified cost $521,506,676)	524,805,597

Other Assets and Liabilities — (0.6)%	(2,987,730)

Total Net Assets — 100.0%	$521,817,867

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 101.6%

Alabama — 3.9%
Black Belt Energy Gas District:
0.974%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (6)	$1,000,000	$1,008,982
4.000%, 6/1/2023	1,000,000	1,072,677
City of Oxford, 0.180%, 9/1/2041, Call 5/28/2021 (6)	1,745,000	1,745,000
Columbia Industrial Development Board, 0.040%, 12/1/2037, Call 6/1/2021 (6)	500,000	500,000
Industrial Development Board of the City of Mobile Alabama, 0.040%, 6/1/2034, Call 5/28/2021 (6)	100,000	100,000
Lower Alabama Gas District, 4.000%, 12/1/2050, Call 9/1/2025 (6)	600,000	682,817
Tuscaloosa City Board of Education, 5.000%, 8/1/2021	175,000	176,398

		5,285,874

Arizona — 0.1%
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	115,000	115,128
2.875%, 7/1/2021 (5)	70,000	70,083

		185,211

California — 7.7%
Bay Area Toll Authority, 1.150%, (SIFMA Municipal Swap Index Yield), 4/1/2045, Call 10/1/2023 (6)	500,000	508,555
California Housing Finance Agency, AGM, 0.032%, 2/1/2037, Call 6/3/2021 (6) (9)	5,000	5,000
California Municipal Finance Authority:
0.150%, 9/1/2021 (6)	1,000,000	1,000,016
0.200%, 10/1/2045 (6) (7)	2,000,000	2,000,000
5.000%, 2/1/2022	1,000,000	1,031,258
California Pollution Control Financing Authority, 0.200%, 8/1/2023 (5) (6)	2,000,000	2,000,067
California Public Finance Authority:
5.000%, 10/15/2021	350,000	355,628
5.000%, 10/15/2022	300,000	317,722
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 8/1/2021	45,000	45,290
Eastern Municipal Water District, 0.377%, (LIBOR 1 Month), 7/1/2030, Call 6/21/2021 (6)	350,000	350,066
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	908,610
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,046,977
Palomar Health, 5.000%, 11/1/2022	375,000	397,695
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	411,745

		10,378,629

Colorado — 3.7%
Colorado Educational & Cultural Facilities Authority, 5.000%, 10/1/2021	1,000,000	1,014,725
Colorado Health Facilities Authority:
5.000%, 6/1/2021	250,000	250,000
5.000%, 6/1/2022	250,000	262,000
5.000%, 8/1/2049, Call 2/1/2025 (6)	1,000,000	1,163,118
E-470 Public Highway Authority:
0.360%, (SOFR), 9/1/2039, Call 6/1/2024 (6) (7)	1,000,000	1,000,298
1.110%, (LIBOR 1 Month), 9/1/2039, Call 6/21/2021 (6)	575,000	575,013
University of Colorado Hospital Authority, 5.000%, 11/15/2038, Call 9/1/2021 (6)	750,000	758,929

		5,024,083

Connecticut — 1.7%
City of New Haven, AGM, 5.000%, 8/1/2024	1,000,000	1,142,669
State of Connecticut, 5.000%, 4/15/2023	1,000,000	1,090,907

		2,233,576

District of Columbia — 0.9%
Metropolitan Washington Airports Authority, 5.000%, 10/1/2024	1,000,000	1,150,437

Florida — 3.5%
City of Atlantic Beach, 3.250%, 11/15/2024, Call 7/1/2021	1,155,000	1,155,857
City of Orlando, AGM, 4.000%, 11/1/2021	460,000	466,505
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	401,528
County of Okeechobee, 1.550%, 7/1/2039 (6)	1,000,000	1,001,127
Halifax Hospital Medical Center, 5.000%, 6/1/2021	300,000	300,000
Putnam County Development Authority, 0.020%, 9/1/2024, Call 6/1/2021 (6)	800,000	800,000
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	510,483

		4,635,500

Georgia — 5.2%
Bartow County Development Authority:
1.550%, 8/1/2043 (6)	500,000	507,689
2.050%, 9/1/2029 (6)	500,000	504,100
Burke County Development Authority, 2.925%, 11/1/2048 (6)	1,250,000	1,333,571
City of Atlanta, 5.000%, 1/1/2022	700,000	717,142
Main Street Natural Gas, Inc.:
0.824%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (6)	1,500,000	1,508,390
5.000%, 5/15/2024	1,250,000	1,412,817
Municipal Electric Authority of Georgia, 5.000%, 1/1/2023	875,000	939,829

		6,923,538

Guam — 0.4%
Territory of Guam, 5.000%, 12/1/2022	500,000	531,933

Illinois — 17.3%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,063,904
Chicago O’Hare International Airport:
5.000%, 1/1/2022	100,000	102,837
5.000%, 1/1/2022	200,000	205,587
Chicago Park District:
5.000%, 1/1/2022	250,000	256,285
5.000%, 1/1/2022	500,000	512,571
Chicago Transit Authority, 5.000%, 6/1/2021	750,000	750,000
City of Chicago, 5.000%, 1/1/2024	340,000	375,913
City of Chicago Wastewater Transmission Revenue, 5.000%, 1/1/2022	500,000	513,283
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,795,000	1,828,930
Cook County School District No 99 Cicero, 5.000%, 12/1/2023	575,000	635,824
County of Cook, 5.000%, 11/15/2021	720,000	735,822
County of Cook Sales Tax Revenue, 5.000%, 11/15/2024, Call 11/15/2022	810,000	866,710
Illinois Finance Authority:
0.750%, (SIFMA Municipal Swap Index Yield), 5/1/2042, Call 5/1/2025 (6)	1,250,000	1,250,477
5.000%, 11/15/2021	400,000	408,660
5.000%, 1/1/2022	150,000	154,146
5.000%, 7/15/2022	750,000	791,116
5.000%, 11/15/2022	555,000	593,183
5.000%, 12/1/2022	290,000	302,138
5.000%, 5/15/2023	250,000	270,965
5.000%, 5/15/2024	450,000	504,902
Illinois Housing Development Authority, 1.900%, 10/1/2022 (6)	500,000	502,852
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,075,083
Northern Illinois University, BAM:
5.000%, 4/1/2025	400,000	464,092
5.000%, 10/1/2025 (7)	310,000	364,016
5.000%, 10/1/2026 (7)	250,000	301,520
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,165,000	1,272,837
Sales Tax Securitization Corp., 5.000%, 1/1/2023	1,000,000	1,069,638
State of Illinois:
4.000%, 3/1/2024	1,000,000	1,095,286
5.000%, 11/1/2022	2,000,000	2,129,869
5.000%, 3/1/2025	500,000	580,584
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,037,168
Village of Bolingbrook, AGM:

4.000%, 3/1/2022	630,000	647,800
4.000%, 3/1/2023	510,000	541,614

		23,205,612

Indiana — 2.6%
City of Boonville, 2.600%, 1/1/2023, Call 6/28/2021	190,000	190,181
City of Whiting, 5.000%, 12/1/2044 (6)	1,000,000	1,213,462
Indiana Finance Authority:
0.200%, 5/1/2034 (6)	2,000,000	2,000,000
5.250%, 10/1/2022, Call 10/1/2021	150,000	152,564

		3,556,207

Iowa — 1.3%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	500,000	507,455
PEFA, Inc., 5.000%, 9/1/2049, Call 6/1/2026 (6)	1,000,000	1,202,950

		1,710,405

Kentucky — 3.3%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	552,568
Kentucky Economic Development Finance Authority, 2.700%, 5/1/2039 (6)	1,000,000	1,010,384
Kentucky Public Energy Authority:
1.194%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (6)	1,000,000	1,022,049
4.000%, 7/1/2023	750,000	806,304
Louisville-Jefferson County, 0.090%, 6/1/2033	1,000,000	1,000,000

		4,391,305

Louisiana — 0.0%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 7/1/2021	5,000	5,113

Maryland — 0.4%
City of Rockville, 5.000%, 11/1/2022	500,000	519,375

Massachusetts — 2.4%
Commonwealth of Massachusetts, 1.700%, 8/1/2043 (6)	1,000,000	1,016,370
Massachusetts Development Finance Agency:
5.000%, 7/1/2021	280,000	281,062
5.000%, 7/1/2022	315,000	331,004
5.000%, 7/1/2024	260,000	294,674
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2039, Call 1/1/2023 (6)	1,200,000	1,291,048

		3,214,158

Michigan — 1.4%
Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	875,744
Michigan Finance Authority, 3.500%, 11/15/2044 (6)	1,000,000	1,042,774

		1,918,518

Mississippi — 2.0%
Mississippi Business Finance Corp.:
0.250%, 5/1/2037, Call 11/1/2021 (6)	500,000	500,041
2.200%, 3/1/2027 (6)	1,250,000	1,318,246
State of Mississippi, 5.000%, 10/15/2024	750,000	857,482

		2,675,769

Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri, 5.000%, 2/1/2022	250,000	257,326

Nebraska — 0.8%
Central Plains Energy Project, 5.000%, 3/1/2050, Call 10/1/2023 (6)	1,000,000	1,108,897

Nevada — 1.5%
City of Carson City, 5.000%, 9/1/2022	500,000	528,686
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,095,726
City of Sparks NV, 2.500%, 6/15/2024 (5)	450,000	455,951

		2,080,363

New Hampshire — 0.5%
New Hampshire Business Finance Authority:
4.000%, 1/1/2025	290,000	324,984
4.000%, 1/1/2026	265,000	304,482

		629,466

New Jersey — 3.9%
New Jersey Economic Development Authority:
5.000%, 11/1/2021	400,000	407,882
5.000%, 6/15/2024	300,000	341,799
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	831,465
5.000%, 10/1/2026	650,000	791,399
New Jersey Transportation Trust Fund Authority:
5.000%, 12/15/2023	250,000	279,874
5.000%, 6/15/2026	250,000	301,926
State of New Jersey, 5.000%, 6/1/2025	1,000,000	1,176,568
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,047,768

		5,178,681

New Mexico — 0.7%
New Mexico Hospital Equipment Loan Council, 2.375%, 7/1/2024, Call 6/8/2021	1,000,000	1,000,854

New York — 9.5%
City of New York NY, 0.200%, 4/1/2042, Call 6/1/2021 (6)	3,000,000	3,000,000
East Ramapo Central School District, SAW, 1.250%, 5/5/2022	600,000	605,053
Long Island Power Authority, 0.827%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (6)	1,000,000	1,003,801
Metropolitan Transportation Authority:
0.557%, (SOFR), 11/1/2032, Call 1/1/2024 (6)	500,000	499,857
5.000%, 9/1/2022	1,500,000	1,588,276
5.000%, 2/1/2023	750,000	808,070
5.000%, 11/15/2048 (6)	1,000,000	1,147,172
New York State Dormitory Authority, 5.000%, 12/1/2022 (5)	600,000	641,306
New York State Housing Finance Agency, SONYMA, 1.875%, 5/1/2050, Call 6/21/2021 (6)	195,000	195,146
New York Transportation Development Corp., 5.000%, 12/1/2023	250,000	277,829
Triborough Bridge & Tunnel Authority, 0.387%, (SOFR), 1/1/2032, Call 11/1/2023 (6)	2,000,000	1,999,321
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,000,000

		12,765,831

North Carolina — 0.7%
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (6) (9)	600,000	583,484
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	370,521

		954,005

North Dakota — 0.0%
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	30,000	30,729

Ohio — 2.5%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	821,088
American Municipal Power, Inc., 2.300%, 2/15/2038, Call 8/15/2021 (6)	1,000,000	1,004,144
County of Hamilton, 5.000%, 1/1/2022	465,000	476,094
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call 6/1/2021	55,000	55,000
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	1,000,000	1,001,496

		3,357,822

Oklahoma — 0.4%
Oklahoma Development Finance Authority, 1.625%, 7/6/2023, Call 6/30/2022	600,000	603,069

Pennsylvania — 6.9%
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	259,046
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,047,241
Delaware County Industrial Development Authority, 0.040%, 9/1/2045, Call 5/28/2021 (6)	2,200,000	2,200,000
Delaware Valley Regional Finance Authority, 0.110%, 11/1/2055, Call 5/31/2021 (6)	3,000,000	3,000,000
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	259,976
5.000%, 12/1/2023	320,000	348,339
Northampton County General Purpose Authority, 1.117%, (LIBOR 1 Month), 8/15/2048, Call 2/15/2023 (6)	1,000,000	1,006,608
Pennsylvania Economic Development Financing Authority, 0.200%, 8/1/2045 (6)	1,000,000	1,000,033

Pennsylvania Turnpike Commission, 1.030%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/28/2021 (6)	80,000	80,052

		9,201,295

South Carolina — 0.8%
Patriots Energy Group Financing Agency, 0.934%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (6)	1,000,000	1,009,885

Tennessee — 1.5%
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2048, Call 2/1/2023 (6)	1,000,000	1,065,168
5.000%, 2/1/2023	790,000	849,498
5.250%, 9/1/2021	55,000	55,681

		1,970,347

Texas — 7.1%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2023 (6)	900,000	909,829
Deer Park Independent School District, PSF, 0.280%, 10/1/2042 (6)	1,750,000	1,750,635
Fort Bend Independent School District, PSF, 1.950%, 8/1/2049 (6)	845,000	863,079
Harris County Cultural Education Facilities Finance Corp., 0.880%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (6)	350,000	350,000
Houston Independent School District, 2.400%, 6/1/2036 (6)	65,000	65,000
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	228,863
Mission Economic Development Corp., 0.200%, 5/1/2046 (6) (7)	2,000,000	2,000,000
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (5)	140,000	140,561
4.000%, 11/15/2021	315,000	317,750
North Texas Tollway Authority, 5.000%, 1/1/2022	250,000	257,043
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 11/15/2022	1,000,000	1,063,357
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2025	1,000,000	1,186,899
Texas State University System, 5.000%, 3/15/2022	350,000	363,520

		9,496,536

Utah — 1.1%
Utah Housing Corp., 1.540%, 8/1/2022, Call 8/1/2021 (6)	1,500,000	1,503,209

Virginia — 1.4%
Gloucester County Economic Development Authority, 2.400%, 9/1/2038 (6)	300,000	306,041
Henrico County Economic Development Authority, 5.000%, 10/1/2023	575,000	632,887
Henrico County Economic Development Authority, AGM, 0.193%, 8/23/2027, Call 5/28/2021 (6) (9)	1,000,000	1,000,000

		1,938,928

Washington — 1.5%
State of Washington, 5.000%, 2/1/2022	1,000,000	1,032,761
Washington State Housing Finance Commission, 2.375%, 1/1/2026, Call 7/1/2021 (5)	1,000,000	1,000,172

		2,032,933

West Virginia — 1.6%
West Virginia Economic Development Authority, 2.550%, 3/1/2040 (6)	1,000,000	1,058,550
West Virginia Hospital Finance Authority:
5.000%, 1/1/2022	520,000	533,598
5.000%, 1/1/2023	555,000	594,014

		2,186,162

Wisconsin — 1.2%
Public Finance Authority:
5.000%, 11/15/2021	610,000	621,347
5.000%, 11/15/2022	500,000	529,351
Wisconsin Health & Educational Facilities Authority:
5.000%, 8/15/2022	200,000	211,546
5.000%, 8/15/2023	205,000	225,720

		1,587,964

Total Municipals (identified cost $133,997,932)		136,439,545
Mutual Funds — 1.0%

Nuveen New York AMT-Free Quality Municipal Income Fund	1,400,000	1,400,000

Total Mutual Funds (identified cost $1,400,000)		1,400,000

Short-Term Investments — 0.2%

Repurchase Agreements — 0.2%

Agreement with Fixed Income Clearing Corp., 0.005%, dated 5/28/2021, to be repurchased at $204,292 on 5/28/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 1/15/2028, with a fair value of $208,499.	204,292	204,292

Total Short-Term Investments (identified cost $204,292)		204,292

Total Investments — 102.8% (identified cost $135,602,224)		138,043,837

Other Assets and Liabilities — (2.8)%		(3,738,085)

Total Net Assets — 100.0%		$134,305,752

Short-Term Income Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 14.7%

Auto Floor Plan ABS — 0.3%
Ford Credit Floorplan Master Owner Trust, Class A1, (Series 2020-1), 0.700%, 9/15/2025	$900,000	$906,980

Automobiles — 7.2%
Americredit Automobile Receivables Trust, Class B, (Series 2019-1), 3.130%, 2/18/2025	1,915,000	1,961,561
AmeriCredit Automobile Receivables Trust:
Class A3, (Series 2018-2), 3.150%, 3/20/2023	133,988	134,423
Class A3, (Series 2018-3), 3.380%, 7/18/2023	43,056	43,378
Class C, (Series 2017-1), 2.710%, 8/18/2022	132,802	133,042
Class C, (Series 2017-3), 2.690%, 6/19/2023	1,268,371	1,277,979
Class D, (Series 2017-1), 3.130%, 1/18/2023	1,500,000	1,513,852
Avis Budget Rental Car Funding AESOP LLC, Class A, (Series 2016-1A), 2.990%, 6/20/2022 (5)	66,666	66,769
BMW Vehicle Lease Trust, Class A3, (Series 2021-1), 0.290%, 1/25/2024	500,000	500,551
Chesapeake Funding II LLC, Class A1, (Series 2019-2A), 1.950%, 9/15/2031 (5)	524,026	530,312
Drive Auto Receivables Trust:
Class B, (Series 2020-1), 2.080%, 7/15/2024	1,000,000	1,008,631
Class C, (Series 2018-5), 3.990%, 1/15/2025	658,828	670,214
Class C, (Series 2019-4), 2.510%, 11/17/2025	2,000,000	2,033,174
Ford Credit Auto Lease Trust, Class A3, (Series 2020-B), 0.620%, 8/15/2023	1,000,000	1,004,436
Harley-Davidson Motorcycle Trust, Class A3, (Series 2021-A), 0.370%, 4/15/2026	2,000,000	2,001,956
Mercedes-Benz Master Owner Trust, Class A, (Series 2019-BA), 2.610%, 5/15/2024 (5)	2,375,000	2,430,334
Santander Drive Auto Receivables Trust:
Class C, (Series 2019-3), 2.490%, 10/15/2025	665,000	675,449
Class C, (Series 2020-4), 1.010%, 1/15/2026	1,500,000	1,512,400
Tesla Auto Lease Trust, Class C, (Series 2018-B), 4.360%, 10/20/2021 (5)	3,000,000	3,018,172
Volkswagen Auto Loan Enhanced Trust, Class A4, (Series 2020-1), 1.260%, 8/20/2026	700,000	713,849
World Omni Auto Receivables Trust, Class A3, (Series 2017-B), 1.950%, 2/15/2023	69,475	69,768

		21,300,250

Credit Cards — 1.1%
Synchrony Card Funding LLC, Class A, (Series 2019-A1), 2.950%, 3/15/2025	297,000	303,608
World Financial Network Credit Card Master Trust:
Class A, (Series 2019-B), 2.490%, 4/15/2026	1,775,000	1,818,183
Class A, (Series 2019-C), 2.210%, 7/15/2026	895,000	918,261

		3,040,052

Other Financial — 5.6%
Diamond Resorts Owner Trust:
Class A, (Series 2018-1), 3.700%, 1/21/2031 (5)	797,349	833,438
Class A, (Series 2019-1A), 2.890%, 2/20/2032 (5)	1,407,852	1,462,330
Ford Credit Floorplan Master Owner Trust, Class A2, (Series 2019-3), 0.701% (LIBOR 1 Month + 60 basis points), 9/15/2024 (6)	1,300,000	1,309,468
MMAF Equipment Finance LLC:
Class A3, (Series 2020-A), 0.970%, 4/9/2027 (5)	2,010,000	2,035,882
Class A4, (Series 2017-B), 2.410%, 11/15/2024 (5)	2,000,000	2,025,210
MVW Owner Trust, Class C, (Series 2018-1A), 3.900%, 1/21/2036 (5)	690,232	716,645
NMEF Funding LLC, Class A2, (Series 2021-A), 0.810%, 12/15/2027 (5)	2,000,000	2,002,794
Pawnee Equipment Receivables LLC, Class A2, (Series 2019-1), 2.290%, 10/15/2024 (5)	1,205,952	1,219,062
Sierra Timeshare Conduit Receivables Funding LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	501,168	506,149

Sierra Timeshare Receivables Funding LLC, Class A, (Series 2021-1A), 0.990%, 11/20/2037 (5)	2,264,000	2,271,258
Westgate Resorts, Class B, (Series 2020-1A), 3.963%, 3/20/2034 (5)	962,256	995,618
Westgate Resorts LLC:
Class B, (Series 2017-1A), 4.050%, 12/20/2030 (5)	738,983	737,006
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	471,514	479,477

		16,594,337

Pharmaceuticals — 0.5%
Sierra Timeshare Receivables Funding LLC, Class A, (Series 2018-2A), 3.500%, 6/20/2035 (5)	1,400,839	1,459,447

Total Asset-Backed Securities (identified cost $43,045,444)		43,301,066

Collateralized Mortgage Obligations — 4.4%

Federal Home Loan Mortgage Corporation — 0.2%
2.000%, 1/15/2024, (Series 4295)	146,903	148,160
3.000%, 2/15/2031, (Series 4013)	256,490	261,968
4.500%, 8/15/2039, (Series 3778)	168,888	173,889

		584,017

Federal National Mortgage Association — 1.1%
2.000%, 4/25/2045, (Series 2021-8)	2,620,453	2,692,268
2.500%, 6/25/2029, (Series 2014-34)	445,174	465,876

		3,158,144

Private Sponsor — 3.1%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.054%, 5/20/2036 (6)	76,879	77,457
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	130,272	140,977
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	86,620	86,472
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	161,966	110,999
FREMF Mortgage Trust:
Class B, (Series 2013-K26), 3.597%, 12/25/2045 (5) (6)	1,250,000	1,304,441
Class B, (Series 2014-K716), 3.770%, 8/25/2047 (5) (6)	1,500,000	1,500,920
Class C, (Series 2012-K21), 3.935%, 7/25/2045 (5) (6)	1,000,000	1,031,247
Class C, (Series 2014-K36), 4.365%, 12/25/2046 (5) (6)	2,000,000	2,154,935
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 2.971%, 4/25/2037 (6)	6,930	6,196
JPMorgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	21,870	19,742
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.540%, 11/25/2034 (6)	100,076	103,427
OBX Trust, Class 1A3, (Series 2019-EXP2), 4.000%, 6/25/2059 (5) (6)	1,190,981	1,243,109
Sequoia Mortgage Trust, Class A1, (Series 2016-3), 3.500%, 11/25/2046 (5) (6)	1,334,525	1,369,180
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 2.810%, 12/25/2036 (6)	117,625	117,320

		9,266,422

Total Collateralized Mortgage Obligations (identified cost $13,080,210)		13,008,583

Commercial Mortgage Securities — 2.1%

Government National Mortgage Association — 0.1%
1.800%, 7/16/2037, (Series 2013-179)	195,117	195,845
2.100%, 4/16/2050, (Series 2016-92)	175,488	176,939

		372,784

Private Sponsor — 2.0%
Cantor Commercial Real Estate Lending, Class A1, (Series 2019-CF2), 2.047%, 11/15/2052	1,133,669	1,160,123
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	86,490	86,556
GS Mortgage Securities Corp. Trust 2020-DUNE, Class A, (Series 2020-DUNE), 1.201% (LIBOR 1 Month + 110 basis points), 12/15/2036 (5) (6)	2,000,000	2,006,830
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	83,905	83,909

SLIDE 2018-FUN, Class B, (Series 2018-FUN), 1.351% (LIBOR 1 Month + 125 basis points), 6/15/2031 (5) (6)	935,274	933,991
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	457,798	460,035
WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	1,046,161	1,084,777

		5,816,221

Total Commercial Mortgage Securities (identified cost $6,116,362)		6,189,005

Corporate Bonds & Notes — 57.2%

Auto Manufacturers — 6.5%
American Honda Finance Corp.:
1.950%, 5/10/2023	650,000	671,365
2.050%, 1/10/2023 (2)	1,000,000	1,028,859
2.900%, 2/16/2024 (2)	1,000,000	1,065,395
3.450%, 7/14/2023	1,555,000	1,658,012
Ford Motor Credit Co. LLC, 1.463% (LIBOR 3 Month + 127 basis points), 3/28/2022 (6)	1,000,000	997,663
General Motors Financial Co., Inc.:
1.700%, 8/18/2023	1,200,000	1,227,714
1.736% (LIBOR 3 Month + 155 basis points), 1/14/2022 (6)	750,000	756,179
3.450%, 1/14/2022	750,000	762,563
4.150%, 6/19/2023	1,000,000	1,068,237
PACCAR Financial Corp.:
1.900%, 2/7/2023	1,000,000	1,027,425
2.650%, 5/10/2022	600,000	614,315
2.650%, 4/6/2023	675,000	705,203
3.400%, 8/9/2023 (2)	1,500,000	1,599,028
Toyota Motor Credit Corp.:
0.400%, 4/6/2023 (2)	1,500,000	1,504,150
0.500%, 8/14/2023	1,500,000	1,506,495
0.878% (LIBOR 3 Month + 69 basis points), 1/11/2022 (6)	1,000,000	1,003,984
3.350%, 1/8/2024	850,000	915,930
Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023 (5)	1,100,000	1,105,925

		19,218,442

Banks — 20.9%
BancorpSouth Bank, 4.125% (LIBOR 3 Month + 247 basis points), 11/20/2029 (6)	1,750,000	1,813,631
Bank of America Corp.:
0.976% (SOFR + 69 basis points), 4/22/2025 (6)	750,000	754,892
0.981% (SOFR + 91 basis points), 9/25/2025 (6)	850,000	855,638
1.176% (LIBOR 3 Month + 100 basis points), 4/24/2023 (6)	2,000,000	2,016,632
3.300%, 1/11/2023	1,000,000	1,048,969
Bank of New York Mellon Corp.:
1.600%, 4/24/2025	1,000,000	1,031,783
3.450%, 8/11/2023	1,000,000	1,070,661
Bank of Nova Scotia, 1.625%, 5/1/2023	2,500,000	2,564,669
Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023	650,000	697,004
Citigroup, Inc.:
2.700%, 10/27/2022	1,000,000	1,032,015
1.136% (LIBOR 3 Month + 96 basis points), 4/25/2022 (6)	1,500,000	1,511,032
Customers Bancorp, Inc., 3.950%, 6/30/2022	1,000,000	1,030,072
Fifth Third Bancorp:
1.625%, 5/5/2023	1,000,000	1,022,574
3.650%, 1/25/2024	1,750,000	1,885,789
First Citizens BancShares, Inc., 3.375% (SOFR + 247 basis points), 3/15/2030 (6)	1,500,000	1,532,052
Flagstar Bancorp, Inc., 4.125% (SOFR + 391 basis points), 11/1/2030 (6)	1,000,000	1,033,657
Goldman Sachs Group, Inc.:
0.673% (SOFR + 57 basis points), 3/8/2024 (2) (6)	2,000,000	2,006,085
3.625%, 1/22/2023	1,650,000	1,739,191
3.625%, 2/20/2024	1,000,000	1,080,548
0.627% (SOFR + 54 basis points), 11/17/2023 (6)	1,250,000	1,252,768
Home BancShares, Inc., 5.625% (LIBOR 3 Month + 358 basis points), 4/15/2027 (6)	1,000,000	1,030,520
Huntington Bancshares, Inc., 2.300%, 1/14/2022	1,144,000	1,156,921

Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,828,850
JPMorgan Chase & Co.:
0.563% (SOFR + 42 basis points), 2/16/2025 (6)	750,000	748,721
0.697% (SOFR + 58 basis points), 3/16/2024 (6)	750,000	753,346
3.200%, 1/25/2023	1,500,000	1,573,956
KeyBank NA:
3.300%, 2/1/2022	1,000,000	1,020,978
3.375%, 3/7/2023	1,000,000	1,054,385
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7/26/2021	850,000	854,322
3.761%, 7/26/2023	1,000,000	1,071,881
Morgan Stanley:
0.529% (SOFR + 46 basis points), 1/25/2024 (6)	1,250,000	1,252,946
0.560% (SOFR + 47 basis points), 11/10/2023 (6)	750,000	751,769
0.731% (SOFR + 62 basis points), 4/5/2024 (6)	900,000	903,566
0.790% (SOFR + 53 basis points), 5/30/2025 (6)	1,000,000	999,237
2.625%, 11/17/2021	1,250,000	1,264,010
3.125%, 1/23/2023	1,500,000	1,569,682
Peapack-Gladstone Financial Corp., 6.000% (LIBOR 3 Month + 485 basis points), 6/30/2026 (6)	500,000	501,138
PNC Bank NA, 3.500%, 6/8/2023	1,000,000	1,061,913
Royal Bank of Canada:
0.425%, 1/19/2024	1,650,000	1,652,400
0.500%, 10/26/2023 (2)	2,000,000	2,006,174
2.750%, 2/1/2022	400,000	406,956
Toronto-Dominion Bank:
0.750%, 6/12/2023	1,000,000	1,009,412
3.250%, 3/11/2024 (2)	1,000,000	1,077,646
Truist Bank:
3.502% (LIBOR 3 Month + 59 basis points), 8/2/2022 (6)	750,000	754,042
3.689% (LIBOR 3 Month + 74 basis points), 8/2/2024 (6)	700,000	748,641
Truist Financial Corp., 2.200%, 3/16/2023	1,000,000	1,033,195
U.S. Bancorp, 1.450%, 5/12/2025	1,000,000	1,025,822
United Community Banks, Inc., 4.500% (LIBOR 3 Month + 212 basis points), 1/30/2028 (6)	1,000,000	1,028,097
Wells Fargo & Co., 2.625%, 7/22/2022	1,500,000	1,540,889
West Loop BC, 4.000% (LIBOR 3 Month + 187 basis points), 12/1/2027 (6)	2,000,000	2,074,424
Westpac Banking Corp.:
2.500%, 6/28/2022	500,000	512,663
2.800%, 1/11/2022	500,000	508,140

		61,756,304

Beverages — 0.3%
PepsiCo, Inc., 0.400%, 10/7/2023	1,000,000	1,003,373

Computers — 2.0%
Apple, Inc.:
0.750%, 5/11/2023	1,250,000	1,263,307
1.200%, 2/8/2028	1,175,000	1,156,380
1.700%, 9/11/2022	725,000	739,379
2.400%, 5/3/2023	1,500,000	1,560,345
International Business Machines Corp., 3.375%, 8/1/2023	1,000,000	1,066,945

		5,786,356

Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co., 2.250%, 11/15/2022	1,300,000	1,339,448
Procter & Gamble Co., 2.150%, 8/11/2022	775,000	793,314

		2,132,762

Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC:
3.500%, 5/26/2022	1,750,000	1,795,930
4.125%, 7/3/2023	1,000,000	1,060,499
American Express Co.:
3.400%, 2/22/2024	1,000,000	1,077,494
3.700%, 8/3/2023	1,500,000	1,605,396
American Express Credit Corp., 2.700%, 3/3/2022	1,000,000	1,016,998

Capital One Financial Corp.:
3.050%, 3/9/2022	500,000	509,790
3.200%, 1/30/2023	500,000	522,705

		7,588,812

Electric — 1.7%
Entergy Louisiana LLC, 0.620%, 11/17/2023 (2)	1,200,000	1,201,821
NextEra Energy Capital Holdings, Inc.:
1.950%, 9/1/2022	1,000,000	1,020,829
3.150%, 4/1/2024	650,000	696,423
Southern Co., 0.600%, 2/26/2024	1,000,000	1,003,143
Xcel Energy, Inc., 0.500%, 10/15/2023	1,000,000	1,003,210

		4,925,426

Healthcare-Services — 1.5%
Anthem, Inc., 2.950%, 12/1/2022	1,661,000	1,723,113
UnitedHealth Group, Inc.:
2.375%, 8/15/2024	1,200,000	1,270,262
2.875%, 3/15/2023	1,500,000	1,571,600

		4,564,975

Insurance — 0.2%
Aon Corp., 2.200%, 11/15/2022	650,000	667,830

Internet — 1.5%
Amazon.com, Inc.:
0.450%, 5/12/2024	2,350,000	2,356,244
0.800%, 6/3/2025 (2)	1,500,000	1,510,683
1.000%, 5/12/2026	500,000	500,563

		4,367,490

Machinery-Construction & Mining — 1.5%
Caterpillar Financial Services Corp.:
0.650%, 7/7/2023	1,250,000	1,259,188
0.800%, 11/13/2025	750,000	749,530
1.950%, 11/18/2022	775,000	795,068
3.450%, 5/15/2023	1,500,000	1,594,282

		4,398,068

Machinery-Diversified — 1.3%
John Deere Capital Corp.:
0.450%, 1/17/2024	750,000	751,133
2.800%, 1/27/2023 (2)	1,250,000	1,304,598
2.800%, 3/6/2023	750,000	784,797
3.200%, 1/10/2022	1,000,000	1,019,340

		3,859,868

Media — 1.2%
Comcast Corp., 3.700%, 4/15/2024	1,000,000	1,089,654
Walt Disney Co.:
1.650%, 9/1/2022	1,000,000	1,017,640
1.750%, 8/30/2024	1,500,000	1,554,332

		3,661,626

Oil & Gas — 4.0%
BP Capital Markets PLC, 2.500%, 11/6/2022	1,250,000	1,290,063
Chevron Corp.:
1.141%, 5/11/2023	1,000,000	1,017,111
1.554%, 5/11/2025	1,000,000	1,033,429
Equinor ASA, 2.450%, 1/17/2023	1,000,000	1,035,828
Exxon Mobil Corp.:
2.019%, 8/16/2024	2,250,000	2,356,052
2.397%, 3/6/2022	850,000	861,425
Phillips 66:
0.900%, 2/15/2024	1,000,000	1,002,162
3.700%, 4/6/2023	1,000,000	1,058,331
Shell International Finance BV:
0.375%, 9/15/2023	1,000,000	1,003,432
3.500%, 11/13/2023	1,000,000	1,073,246

		11,731,079

Pharmaceuticals — 2.3%
AbbVie, Inc., 3.750%, 11/14/2023	500,000	538,861
Bristol-Myers Squibb Co.:
0.537%, 11/13/2023	2,600,000	2,603,819
0.750%, 11/13/2025 (2)	750,000	746,119
CVS Health Corp.:
2.625%, 8/15/2024	1,000,000	1,062,829
3.700%, 3/9/2023	1,000,000	1,057,425
Johnson & Johnson, 2.625%, 1/15/2025 (2)	700,000	750,080

		6,759,133

Pipelines — 1.4%
Energy Transfer Operating LP, 3.600%, 2/1/2023	2,000,000	2,080,773
Kinder Morgan Energy Partners LP, 3.500%, 9/1/2023	1,903,000	2,016,655

		4,097,428

Retail — 1.7%
McDonald’s Corp., 3.350%, 4/1/2023	1,271,000	1,339,884
Walmart, Inc.:
2.650%, 12/15/2024	1,000,000	1,072,446
3.300%, 4/22/2024	1,500,000	1,617,189
3.400%, 6/26/2023	1,000,000	1,061,837

		5,091,356

Savings & Loans — 1.1%
Axos Financial, Inc., 4.875% (SOFR + 476 basis points), 10/1/2030 (6)	1,000,000	1,061,223
New York Community Bancorp, Inc., 5.900% (LIBOR 3 Month + 278 basis points), 11/6/2028 (6)	1,000,000	1,086,169
Sterling Bancorp, 4.000% (SOFR + 253 basis points), 12/30/2029 (6)	1,000,000	1,027,577

		3,174,969

Software — 2.0%
Microsoft Corp., 2.875%, 2/6/2024	1,500,000	1,595,620
Oracle Corp.:
1.900%, 9/15/2021	525,000	526,884
2.400%, 9/15/2023	1,500,000	1,563,260
2.500%, 5/15/2022	1,000,000	1,018,345
2.950%, 11/15/2024	1,000,000	1,069,790

		5,773,899

Telecommunications — 1.1%
AT&T, Inc., 3.900%, 3/11/2024 (2)	1,000,000	1,082,416
Verizon Communications, Inc.:
1.189% (LIBOR 3 Month + 100 basis points), 3/16/2022 (6)	750,000	755,647
4.150%, 3/15/2024	1,250,000	1,364,863

		3,202,926

Transportation — 1.7%
Union Pacific Corp.:
2.950%, 3/1/2022	1,685,000	1,720,100
3.500%, 6/8/2023	1,500,000	1,591,713
United Parcel Service, Inc., 2.200%, 9/1/2024	1,549,000	1,633,364

		4,945,177

Total Corporate Bonds & Notes (identified cost $165,244,306)		168,707,299

U.S. Government & U.S. Government Agency Obligations — 14.3%

Federal National Mortgage Association — 0.2%
0.625%, 4/22/2025	500,000	501,831

Sovereign — 1.9%
0.250%, 6/26/2023	1,250,000	1,252,487
0.375%, 4/8/2024	2,475,000	2,474,305
0.750%, 2/24/2026	1,875,000	1,867,702

		5,594,494

U.S. Treasury Bonds & Notes — 12.2%
0.125%, 10/15/2023	3,000,000	2,995,781

0.125%, 2/15/2024 (2)	2,000,000	1,994,063
0.250%, 5/15/2024 (2)	1,000,000	998,633
0.250%, 9/30/2025	1,000,000	983,438
1.375%, 6/30/2023	5,000,000	5,126,953
1.500%, 2/28/2023	2,500,000	2,559,863
1.500%, 9/30/2024	1,500,000	1,555,547
1.625%, 4/30/2023	2,000,000	2,056,875
1.750%, 5/15/2023	2,000,000	2,062,812
1.750%, 7/31/2024	2,000,000	2,089,062
2.000%, 11/30/2022	1,000,000	1,028,438
2.125%, 12/31/2022	2,000,000	2,063,516
2.125%, 2/29/2024	1,000,000	1,051,328
2.625%, 7/15/2021	1,000,000	1,003,168
2.750%, 8/15/2021	2,000,000	2,011,319
2.750%, 7/31/2023	2,000,000	2,111,953
2.750%, 8/31/2023	2,500,000	2,644,434
2.750%, 11/15/2023	1,500,000	1,593,633

		35,930,816

Total U.S. Government & U.S. Government Agency Obligations (identified cost $41,492,046)		42,027,141

U.S. Government Agency-Mortgage Securities — 2.2%

Federal Home Loan Mortgage Corporation — 0.7%
3.000%, 12/9/2022	2,000,000	2,086,946

Federal National Mortgage Association — 1.1%
1.500%, 4/1/2031, (Pool MA4308)	2,154,032	2,206,325
2.000%, 12/1/2040, (Pool MA4204)	524,117	537,102
3.500%, 4/1/2026, (Pool AH9345)	41,998	44,911
4.000%, 11/1/2031, (Pool MA0908)	211,663	231,484
5.500%, 11/1/2033, (Pool 555880)	63,935	73,214
5.500%, 2/1/2034	47,133	53,601
5.500%, 8/1/2037	102,057	118,404

		3,265,041

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037, (Pool 668905)	12,051	12,442

Sovereign — 0.4%
0.400%, 5/24/2024	1,000,000	1,000,049

Total U.S. Government Agency-Mortgage Securities (identified cost $6,261,063)		6,364,478

Short-Term Investments — 5.9%

Collateral Investment for Securities on Loan — 1.2%
BMO Government Money Market Fund — Premier Class, 0.010% (3) (4)	3,608,603	3,608,603
Corporate Bonds & Notes — 0.9%
AT&T, Inc., 0.407%, 12/14/2021	$ 1,500,000	1,496,733
Fidelity National Information Service, Inc., 0.274%, 6/7/2021	1,000,000	999,955

		2,496,688

Mutual Funds — 3.8%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	11,325,498	11,325,498

Total Short-Term Investments (identified cost $17,430,789)		17,430,789

Total Investments — 100.8% (identified cost $292,670,220)		297,028,361

Other Assets and Liabilities — (0.8)%		(2,214,344)

Total Net Assets — 100.0%		$294,814,017

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 99.9%

Alabama — 2.3%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$305,000
4.000%, 7/1/2021	1,895,000	1,900,681
Black Belt Energy Gas District:
0.974%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (6)	4,000,000	4,035,927
4.000%, 10/1/2049, Call 7/1/2026 (6)	11,500,000	13,404,286
City of Birmingham, 4.000%, 3/1/2022 (10)	625,000	643,138
City of Oxford, 0.180%, 9/1/2041, Call 5/28/2021 (6)	1,000,000	1,000,000
Columbia Industrial Development Board, 0.040%, 12/1/2037, Call 5/28/2021 (6)	1,450,000	1,450,000
Industrial Development Board of the City of Mobile Alabama, 0.040%, 6/1/2034, Call 5/28/2021 (6)	200,000	200,000
Lower Alabama Gas District, 4.000%, 12/1/2050, Call 9/1/2025 (6)	1,400,000	1,593,240
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,819,354
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,087,607
UAB Medicine Finance Authority:
4.000%, 9/1/2038, Call 9/1/2029	1,000,000	1,188,728
4.000%, 9/1/2044, Call 9/1/2029	2,470,000	2,895,678
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,855,238
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,473,440
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,235,571

		44,087,888

Alaska — 0.4%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,116,671
5.000%, 12/1/2027, Call 6/1/2022	310,000	325,201
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,865,525
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,143,972
Borough of Matanuska-Susitna, 5.000%, 11/1/2022	500,000	534,230
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,020,000

		7,005,599

Arizona — 2.4%
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,032,009
Arizona Industrial Development Authority:
3.550%, 7/15/2029, Call 7/15/2027 (5)	1,350,000	1,461,717
3.750%, 12/15/2029, Call 12/15/2027 (5)	570,000	624,601
4.000%, 7/15/2030, Call 7/15/2028 (5)	625,000	689,686
4.000%, 7/15/2040, Call 7/15/2028 (5)	925,000	999,899
4.000%, 11/1/2045, Call 11/1/2030	1,870,000	2,170,841
4.000%, 7/15/2050, Call 7/15/2028 (5)	1,600,000	1,705,012
4.000%, 11/1/2050, Call 11/1/2030	2,000,000	2,313,941
5.000%, 3/1/2037, Call 9/1/2027 (5)	1,250,000	1,430,438
5.000%, 7/1/2039, Call 7/1/2029 (5)	780,000	913,148
5.000%, 12/15/2039, Call 12/15/2027 (5)	400,000	462,824
5.000%, 3/1/2042, Call 9/1/2027 (5)	1,000,000	1,132,547
5.000%, 7/1/2049, Call 7/1/2029 (5)	1,400,000	1,612,578
5.000%, 7/15/2049, Call 7/15/2027 (5)	3,350,000	3,800,027
5.000%, 12/15/2049, Call 12/15/2027 (5)	700,000	798,121
5.750%, 7/15/2038, Call 7/15/2026 (5)	1,750,000	2,054,745
Chandler Industrial Development Authority, 5.000%, 6/1/2049, Call 6/3/2024 (6)	5,000,000	5,662,906
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (10)	500,000	637,815
City of Phoenix Civic Improvement Corp., NATL-RE:

5.500%, 7/1/2021 (10)	555,000	557,242
5.500%, 7/1/2036 (10)	530,000	785,674
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,523,832
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 6/28/2021	70,000	70,245
Industrial Development Authority of the City of Phoenix, 5.000%, 7/1/2031, Call 7/1/2026 (5)	3,000,000	3,407,823
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (5)	1,000,000	1,116,303
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,373,311
Maricopa County Industrial Development Authority:
5.000%, 7/1/2035, Call 7/1/2026	2,325,000	2,560,983
5.000%, 7/1/2036, Call 7/1/2026	750,000	842,124
5.000%, 7/1/2039, Call 7/1/2029 (5)	1,000,000	1,177,069
5.000%, 7/1/2047, Call 7/1/2026 (5)	1,225,000	1,352,368
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,097,754
5.000%, 7/1/2024	575,000	656,998
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	117,485
Town of Marana, 5.000%, 7/1/2023	450,000	493,989
University Medical Center Corp., 5.000%, 7/1/2021	425,000	426,673
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	458,683

		47,521,411

Arkansas — 0.5%
Arkansas Development Finance Authority, 5.000%, 2/1/2022	150,000	154,433
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	120,000	120,283
4.000%, 7/1/2025, Call 7/1/2021	275,000	275,634
Arkansas State University:
4.000%, 3/1/2022	1,140,000	1,171,774
4.000%, 3/1/2023	985,000	1,038,784
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	245,000	245,498
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,011,661
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,067,883
Conway Health Facilities Board, 4.250%, 8/1/2021	210,000	211,293
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	963,354
5.000%, 11/1/2023, Call 11/1/2022	860,000	912,441
University of Arkansas:
5.000%, 12/1/2021	300,000	307,316
5.000%, 12/1/2022	520,000	558,076
5.000%, 12/1/2023, Call 12/1/2022	500,000	534,110
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,146,415

		9,718,955

California — 8.1%
Alvord Unified School District, AGM, 7.350%, 8/1/2046, Call 8/1/2036	1,150,000	1,482,963
Bay Area Toll Authority, 1.300%, (SIFMA Municipal Swap Index Yield), 4/1/2036, Call 10/1/2026 (6)	5,000,000	5,193,679
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	501,827
0.000%, 8/1/2031	615,000	513,230
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	948,410
Burbank Unified School District, 5.000%, 8/1/2031, Call 2/1/2025 (10)	1,325,000	1,401,329
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,191,553
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,180,070
California Infrastructure & Economic Development Bank, 0.444%, (LIBOR 1 Month), 8/1/2047, Call 6/3/2021 (6)	2,600,000	2,600,208
California Municipal Finance Authority:
0.150%, 9/1/2021 (6)	1,000,000	1,000,016
0.200%, 10/1/2045 (6) (7)	28,000,000	28,000,000
5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,794,841
California Pollution Control Financing Authority, 0.200%, 8/1/2023 (5) (6)	23,000,000	23,000,766

California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,039,011
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	863,493
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,201,273
County of San Joaquin, 5.000%, 4/1/2022	350,000	363,654
Duarte Unified School District, 5.125%, 8/1/2026 (10)	585,000	716,917
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	465,705
5.000%, 10/1/2022	580,000	616,511
5.000%, 10/1/2023	800,000	886,449
Encinitas Union School District, 6.750%, 8/1/2035, Call 8/1/2032	500,000	735,964
Escondido Union High School District, 5.450%, 8/1/2032, Call 8/1/2025 (10)	1,250,000	1,496,794
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	406,671
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,209,842
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	428,771
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,261,220
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,232,483
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,223,177
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	419,515
5.000%, 6/1/2023	400,000	438,375
5.000%, 6/1/2024	775,000	883,814
5.000%, 6/1/2025	425,000	501,521
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	300,739
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,096,416
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	132,449
Lakeside Union School District/Kern County, AGC:
0.000%, 9/1/2027	5,000	4,721
0.000%, 9/1/2027	290,000	266,612
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,018,774
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,779,810
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	682,191
5.000%, 8/1/2025, Call 8/1/2023	760,000	835,539
McKinleyville Union School District, AGM, 7.050%, 8/1/2041, Call 8/1/2026 (10)	165,000	215,164
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	558,683
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	867,952
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (10)	300,000	373,316
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,122,899
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	501,992
Mount Diablo Unified School District, AGM, 5.750%, 8/1/2035, Call 8/1/2025	2,125,000	2,346,685
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (11)	1,000,000	1,202,571
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	2,023,283
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	525,683
5.000%, 7/1/2032, Call 7/1/2022	700,000	735,878
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	584,756
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,770,464
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	303,971
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	277,252
5.000%, 12/1/2028, Call 12/1/2025	425,000	500,192
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,173,505
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,344,155
San Francisco City & County Airport Comm-San Francisco International Airport, 5.000%, 5/1/2045, Call 5/1/2029 (11)	13,500,000	16,630,033
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,574,045
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,405,802
San Miguel Joint Union School District, AGM:
0.000%, 6/15/2021	490,000	489,933
0.000%, 6/15/2022	505,000	502,469

Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	499,686
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	340,289
0.000%, 8/1/2031	470,000	395,001
State of California, 5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,071,335
Tender Option Bond Trust Receipts/Certificates, 0.150%, 11/15/2049, Call 11/15/2026 (5) (6)	3,750,000	3,750,000
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,351,892
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,543,219
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,010,473
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	299,151
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,000,000
Western Placer Unified School District:
2.000%, 6/1/2025, Call 6/1/2023	1,000,000	1,031,798
2.000%, 6/1/2025, Call 6/1/2023	5,000,000	5,145,837
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,248,412
Windsor Unified School District, AGM:
0.000%, 8/1/2023	240,000	237,559
0.000%, 8/1/2024, Call 8/1/2023	330,000	311,448
0.000%, 8/1/2025, Call 8/1/2023	270,000	242,385
0.000%, 8/1/2026, Call 8/1/2023	330,000	280,693
0.000%, 8/1/2028, Call 8/1/2023	420,000	320,091

		158,427,255

Colorado — 2.8%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	578,929
5.000%, 12/1/2026, Call 12/1/2024	355,000	413,678
5.000%, 12/1/2027, Call 12/1/2024	500,000	582,646
Arkansas River Power Authority, 5.000%, 10/1/2038, Call 10/1/2028	2,250,000	2,703,707
City & County of Denver, 5.000%, 8/1/2041, Call 8/1/2026	8,000,000	9,493,735
City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	511,034
5.000%, 11/15/2030, Call 11/15/2027 (11)	5,010,000	6,220,904
5.000%, 12/1/2048, Call 12/1/2028 (11)	3,000,000	3,656,463
Colorado Bridge Enterprise:
4.000%, 12/31/2028, Call 12/31/2027 (11)	2,760,000	3,159,171
4.000%, 6/30/2029, Call 12/31/2027 (11)	4,525,000	5,131,497
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2021 (10)	865,000	873,783
Colorado Health Facilities Authority:
4.000%, 11/15/2043, Call 11/15/2029	1,000,000	1,174,122
4.000%, 8/1/2044, Call 8/1/2029	2,000,000	2,274,977
4.000%, 9/1/2045, Call 9/1/2030	1,000,000	1,136,886
4.000%, 8/1/2049, Call 8/1/2029	2,265,000	2,566,064
4.000%, 9/1/2050, Call 9/1/2030	1,500,000	1,692,997
5.000%, 9/1/2022	750,000	791,963
5.000%, 12/1/2023	215,000	238,195
5.000%, 2/1/2024	420,000	456,168
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,242,146
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2021	725,000	742,754
5.000%, 12/1/2022	1,185,000	1,272,141
County of Boulder, 5.000%, 12/1/2025, Call 6/8/2021	475,000	475,387
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,610,171
E-470 Public Highway Authority, 0.360%, (SOFR), 9/1/2039, Call 6/1/2024 (6) (7)	2,000,000	2,000,596
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,222,748
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,027,626

		55,250,488

Connecticut — 1.9%
City of New Haven, AGM:
5.000%, 8/1/2023	295,000	325,694
5.000%, 8/1/2023	1,765,000	1,942,044
5.000%, 2/1/2024	650,000	729,218

5.000%, 8/1/2024	1,000,000	1,142,669
5.000%, 8/1/2039, Call 8/1/2029	3,000,000	3,769,358
Connecticut Housing Finance Authority:
3.500%, 11/15/2045, Call 5/15/2029	2,340,000	2,608,831
3.600%, 11/15/2030, Call 11/15/2024	305,000	322,894
Connecticut State Health & Educational Facilities Authority:
4.000%, 7/1/2038, Call 7/1/2029	5,430,000	6,198,547
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,254,983
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,603,241
5.000%, 4/15/2028	1,250,000	1,600,656
5.000%, 4/15/2030, Call 4/15/2029	1,150,000	1,491,538
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,661,626
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,388,256
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,875,349
5.000%, 11/1/2036, Call 11/1/2028	1,485,000	1,861,480

		36,776,384

Delaware — 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,123,806
Delaware State Economic Development Authority:
5.000%, 6/1/2036, Call 6/1/2026	500,000	550,720
5.000%, 6/1/2046, Call 6/1/2026	1,000,000	1,084,441
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,602,325

		7,361,292

District of Columbia — 0.6%
District of Columbia:
4.000%, 7/1/2044, Call 7/1/2029	3,480,000	3,899,909
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,895,445
5.000%, 6/1/2036, Call 6/1/2026	1,115,000	1,285,791
5.000%, 12/1/2036, Call 12/1/2021	165,000	169,010
5.000%, 12/1/2036, Call 12/1/2021	335,000	342,743
5.000%, 6/1/2046, Call 6/1/2026	1,385,000	1,576,347
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 4.000%, 10/1/2049, Call 10/1/2029	1,000,000	1,145,003
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,846,379

		12,160,627

Florida — 4.8%
Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,594,386
City of Atlantic Beach:
5.000%, 11/15/2043, Call 11/15/2025	1,085,000	1,227,264
5.000%, 11/15/2048, Call 11/15/2025	1,750,000	1,972,294
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,019,791
City of Gulf Breeze, 5.000%, 12/1/2023, Call 6/18/2021	2,000,000	2,004,370
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,640,043
City of North Port, BAM, 5.000%, 7/1/2022	200,000	210,385
City of Orlando, AGM, 5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,815,037
City of Sunrise, NATL-RE, 0.000%, 10/1/2021	175,000	174,850
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	529,122
5.000%, 12/1/2027, Call 12/1/2025	400,000	468,065
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	581,160
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (11)	740,000	796,669
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (11)	750,000	888,559
5.000%, 10/1/2031, Call 10/1/2025 (11)	1,000,000	1,167,020
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,130,550
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	609,168
County of Miami-Dade Aviation Revenue:
4.000%, 10/1/2044, Call 10/1/2029 (11)	1,000,000	1,145,355
5.000%, 10/1/2025, Call 10/1/2024	800,000	919,488
5.000%, 10/1/2044, Call 10/1/2029 (11)	3,000,000	3,718,681
County of Miami-Dade Water & Sewer System Revenue:

5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,378,926
5.250%, 10/1/2029, Call 10/1/2023	100,000	111,910
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	5,976,570
County of St. Johns, AGM, 5.000%, 10/1/2021	1,110,000	1,127,695
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,665,626
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	135,000	135,314
Florida Housing Finance Corp., GNMA/FNMA/FHLMC COLL, 3.500%, 7/1/2051, Call 7/1/2029	1,250,000	1,384,557
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,838,569
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,556,652
JPMorgan Chase Putters/Drivers Trust, 0.230%, 2/16/2022, Call 8/18/2021 (5) (6)	5,000,000	5,000,000
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,844,805
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,314,491
Miami-Dade County Industrial Development Authority, 0.040%, 5/1/2046, Call 5/28/2021 (6)	9,800,000	9,800,000
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,222,932
Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,173,695
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,171,238
5.000%, 11/15/2042, Call 11/15/2027	250,000	302,979
Polk County Industrial Development Authority:
5.000%, 1/1/2029, Call 1/1/2025	755,000	864,448
5.000%, 1/1/2039, Call 1/1/2025	300,000	335,917
5.000%, 1/1/2049, Call 1/1/2025	1,000,000	1,110,416
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	835,507
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,037,820
5.000%, 1/1/2032, Call 1/1/2025	1,100,000	1,218,146
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	6,089,263
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,509,580
Town of Davie, 5.000%, 4/1/2022	830,000	863,613
Volusia County Educational Facility Authority:
4.000%, 10/15/2038, Call 10/15/2029	585,000	681,753
5.000%, 10/15/2044, Call 10/15/2029	5,850,000	7,251,714
5.000%, 10/15/2049, Call 10/15/2029	1,000,000	1,232,331
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	743,043

		93,391,767

Georgia — 6.3%
Bartow County Development Authority, 1.550%, 8/1/2043 (6)	2,000,000	2,030,756
Burke County Development Authority:
0.050%, 11/1/2052, Call 5/28/2021 (6)	2,850,000	2,850,000
0.060%, 7/1/2049, Call 5/28/2021 (6)	13,055,000	13,055,000
1.500%, 1/1/2040 (6)	1,500,000	1,536,878
2.250%, 10/1/2032 (6)	3,000,000	3,108,474
2.925%, 11/1/2048 (6)	4,250,000	4,534,141
City of Atlanta Airport Passenger Facility Charge:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,115,582
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,788,955
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,115,582
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,115,582
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,245,386
5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,737,040
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	685,000	719,288
Development Authority of Appling County, 1.500%, 1/1/2038 (6)	1,000,000	1,024,586
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2021	1,155,000	1,159,544
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,308,626
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	585,000	606,553

5.000%, 3/1/2037, Call 3/1/2027	500,000	506,437
5.125%, 3/1/2052, Call 3/1/2027	2,925,000	2,926,925
Gainesville & Hall County Hospital Authority:
4.000%, 2/15/2040, Call 2/15/2030	7,000,000	8,294,441
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,804,824
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,402,864
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,573,311
Main Street Natural Gas, Inc.:
0.620%, (SIFMA Municipal Swap Index Yield), 8/1/2048, Call 9/1/2023 (6)	10,000,000	10,043,081
0.824%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (6)	11,500,000	11,564,324
0.904%, (LIBOR 1 Month), 8/1/2048, Call 9/1/2023 (6)	500,000	504,236
4.000%, 8/1/2049, Call 9/1/2024 (6)	6,000,000	6,704,748
5.000%, 5/15/2030, Call 5/15/2029	2,750,000	3,474,713
5.000%, 5/15/2031, Call 5/15/2029	4,000,000	5,018,966
Monroe County Development Authority, 2.250%, 7/1/2025, Call 6/13/2024	3,000,000	3,088,154
Northwest Georgia Housing Authority, FHA 221(D4), 1.540%, 8/1/2022, Call 8/1/2021 (6)	5,400,000	5,411,462
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	858,347
5.000%, 1/1/2024	1,000,000	1,116,953
5.000%, 1/1/2025, Call 1/1/2024	700,000	779,579
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	27,706
Tender Option Bond Trust Receipts/Certificates, 0.150%, 2/2/2023 (5) (6)	7,500,000	7,500,000
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	2,987,994
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,023,792

		122,664,830

Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,532,096
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,167,157

		2,699,253

Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	532,655
5.000%, 10/1/2023	500,000	556,138

		1,088,793

Idaho — 0.1%
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,106,600

Illinois — 17.1%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	3,936,472
Chicago Board of Education:
5.000%, 4/1/2042, Call 4/1/2028	1,500,000	1,765,147
5.000%, 4/1/2046, Call 4/1/2028	1,250,000	1,459,827
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,809,360
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	360,640
5.250%, 12/1/2021	1,000,000	1,023,390
Chicago Housing Authority, HUD SEC 8:
5.000%, 1/1/2023	710,000	755,372
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	2,983,040
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (11)	1,500,000	1,734,220
5.000%, 1/1/2031, Call 1/1/2025 (11)	1,000,000	1,143,506
5.000%, 1/1/2037, Call 1/1/2029 (11)	1,200,000	1,486,684
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,791,351
5.000%, 1/1/2038, Call 1/1/2029 (11)	4,250,000	5,253,318
5.000%, 1/1/2039, Call 1/1/2029 (11)	1,250,000	1,541,808
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,086,307

5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,737,277
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,060,653
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,135,765
Chicago Transit Authority:
4.000%, 12/1/2050, Call 12/1/2029	3,000,000	3,426,398
5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,600,828
City of Chicago:
5.000%, 1/1/2028	6,000,000	7,346,548
5.000%, 1/1/2040, Call 1/1/2029	9,400,000	11,242,927
5.000%, 1/1/2044, Call 1/1/2029	11,750,000	13,984,863
5.500%, 1/1/2035, Call 1/1/2029	2,000,000	2,504,916
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	12,172,828
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,285,071
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,429,050
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	4,005,604
5.000%, 1/1/2039, Call 1/1/2025	500,000	571,373
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,373,747
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	3,074,515
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,229,806
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,225,653
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,221,150
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 6/28/2021	60,000	60,198
City of Springfield, 5.000%, 12/1/2022	905,000	968,433
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,160,848
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,158,429
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	250,960
0.000%, 12/1/2029, Call 12/1/2024	400,000	302,686
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	814,229
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	1,025,075
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	848,005
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	2,459,574
0.000%, 12/1/2029	2,580,000	2,170,369
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,940,795
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,143,594
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,327,214
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,470,164
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,555,933
County of Cook:
5.000%, 11/15/2028, Call 11/15/2026	3,150,000	3,862,992
5.000%, 11/15/2031, Call 11/15/2026	2,750,000	3,355,350
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,115,973
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,932,225
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,811,788
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	895,340
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	664,698
Illinois Finance Authority:
4.000%, 10/1/2040, Call 10/1/2030	500,000	579,519
4.000%, 10/1/2050, Call 10/1/2030	1,500,000	1,707,845
5.000%, 5/15/2023	445,000	482,318
5.000%, 11/15/2023, Call 11/15/2022	215,000	229,596
5.000%, 8/15/2024	250,000	283,660
5.000%, 5/15/2025	820,000	912,067
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,183,457
5.000%, 11/15/2027, Call 11/15/2025	500,000	588,608
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,382,646
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,172,904
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,380,788

5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,136,955
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	6,159,054
5.000%, 1/1/2044, Call 1/1/2028	5,000,000	5,989,903
5.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,238,691
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,120,114
5.000%, 10/1/2049, Call 10/1/2029	1,250,000	1,539,235
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,021,607
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,696,701
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,030,278
Illinois Housing Development Authority, GNMA/FNMA/FHLMC:
2.450%, 6/1/2043, Call 1/1/2023	341,931	354,523
3.750%, 4/1/2050, Call 4/1/2029	4,745,000	5,288,962
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,073,264
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,073,264
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,193,446
5.000%, 1/1/2031, Call 1/1/2029	500,000	644,135
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,277,536
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	5,364,630
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	348,841
0.000%, 1/1/2023	650,000	644,100
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,075,083
5.000%, 1/1/2024	1,000,000	1,117,502
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,661,777
5.250%, 1/1/2033, Call 1/1/2023	900,000	971,271
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	477,237
0.000%, 12/1/2028	335,000	286,860
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	489,412
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	487,579
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 5.000%, 1/1/2022	895,000	918,510
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 12/15/2023	20,000	19,768
0.000%, 12/15/2023	835,000	813,881
0.000%, 6/15/2024	1,000,000	967,040
5.700%, 6/15/2023	1,710,000	1,896,558
5.700%, 6/15/2023	1,820,000	2,015,416
Northern Illinois University, BAM:
5.000%, 4/1/2025	425,000	493,098
5.000%, 10/1/2027 (7)	350,000	431,049
5.000%, 10/1/2028 (7)	325,000	407,240
5.000%, 10/1/2029 (7)	300,000	381,391
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,416,077
5.250%, 6/1/2021	1,120,000	1,120,000
Sales Tax Securitization Corp.:
5.000%, 1/1/2029	2,500,000	3,192,640
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,244,761
5.000%, 1/1/2030	2,000,000	2,601,919
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,793,039
5.000%, 1/1/2031, Call 1/1/2028	2,000,000	2,461,556
5.250%, 1/1/2043, Call 1/1/2029	5,000,000	6,230,103
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	950,912
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,362,303
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,106,337
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,577,857
State of Illinois:
4.000%, 11/1/2034, Call 11/1/2029	5,000,000	5,760,146

5.000%, 4/1/2024, Call 4/1/2023	500,000	541,123
5.000%, 2/1/2026	7,000,000	8,321,872
5.000%, 6/1/2026	5,000,000	5,984,663
5.000%, 10/1/2027	2,300,000	2,829,467
5.000%, 10/1/2029, Call 10/1/2028	2,400,000	2,971,616
5.000%, 10/1/2029, Call 10/1/2028	5,000,000	6,190,866
5.000%, 11/1/2030, Call 11/1/2026	1,000,000	1,177,164
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	6,003,849
5.000%, 3/1/2035, Call 3/1/2031	750,000	959,615
5.000%, 3/1/2036, Call 3/1/2031	500,000	637,895
5.000%, 3/1/2046, Call 3/1/2031	1,750,000	2,175,974
5.500%, 5/1/2039, Call 5/1/2030	4,000,000	5,135,512
5.750%, 5/1/2045, Call 5/1/2030	2,000,000	2,583,053
6.500%, 6/15/2022	135,000	138,384
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,469,249
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	222,453
Village of Elwood, AGC:
0.000%, 3/1/2024, Call 9/1/2021	250,000	217,855
0.000%, 3/1/2026, Call 9/1/2021	1,280,000	998,136
Village of Franklin Park, BAM:
5.000%, 10/1/2022, Call 10/1/2021	730,000	741,380
5.000%, 10/1/2023, Call 10/1/2021	685,000	695,897
5.000%, 10/1/2024, Call 10/1/2021	425,000	431,746
5.000%, 10/1/2025, Call 10/1/2021	920,000	934,542
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	587,416
5.000%, 6/1/2029, Call 6/1/2025	600,000	700,750
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,321,455
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,693,387
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	2,102,973
Will County Community High School District No. 210 Lincoln-Way, AGM, 4.000%, 1/1/2034, Call 1/1/2029	650,000	742,158
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2021	55,000	54,941
0.000%, 11/1/2021	245,000	244,259
0.000%, 11/1/2022	60,000	59,687
0.000%, 11/1/2022	190,000	187,733
Will County School District No. 114 Manhattan, NATL-RE, 0.000%, 12/1/2023	1,600,000	1,558,375
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,818,547
Winnebago & Boone Counties School District No. 205 Rockford, 4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,954,111

		334,269,358

Indiana — 2.1%
City of Boonville, 2.600%, 1/1/2023, Call 6/28/2021	950,000	950,907
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,304,665
City of Whiting, 5.000%, 12/1/2044 (6)	2,200,000	2,669,616
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	135,183
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	582,965
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,768,321
Indiana Bond Bank:
0.000%, 1/15/2031, Call 1/15/2029	1,500,000	1,257,098
0.000%, 1/15/2032, Call 1/15/2029	1,500,000	1,213,386
0.710%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (6)	1,650,000	1,650,350
Indiana Finance Authority:
0.150%, 5/1/2028 (6)	3,000,000	3,000,000
0.200%, 5/1/2034 (6)	6,500,000	6,500,000
3.000%, 11/1/2030	1,000,000	1,069,805
3.000%, 11/1/2030	2,000,000	2,139,609
5.000%, 10/1/2022	300,000	319,583
5.000%, 10/1/2023	400,000	445,315
5.000%, 10/1/2024, Call 10/1/2023	275,000	306,154

5.000%, 5/1/2029, Call 5/1/2022	130,000	135,793
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,103,542
5.000%, 11/15/2038, Call 11/15/2025	2,000,000	2,279,634
5.250%, 10/1/2024, Call 10/1/2021	710,000	722,458
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,226,126
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,830,675
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	527,930
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	300,299
5.000%, 1/15/2024	215,000	239,718
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	25,000	25,128
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,357,356

		42,061,616

Iowa — 1.1%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	1,213,000	1,231,085
Iowa Finance Authority:
0.050%, 12/1/2033, Call 5/28/2021 (6)	600,000	600,000
0.090%, 6/1/2039, Call 5/28/2021 (6)	11,100,000	11,100,000
5.000%, 5/15/2036, Call 5/15/2026	4,065,000	4,668,303
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,156,623
5.000%, 3/1/2048, Call 3/1/2024	1,250,000	1,345,794
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,527,893

		21,629,698

Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,060,539

Kentucky — 2.2%
City of Berea, 0.030%, 6/1/2032, Call 6/1/2021 (6)	430,000	430,000
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,147,423
5.000%, 9/1/2025	1,250,000	1,482,830
Kentucky Economic Development Finance Authority:
0.150%, 4/1/2031 (6)	3,000,000	3,000,000
5.000%, 8/15/2041, Call 8/15/2027	3,500,000	4,208,356
Kentucky Public Energy Authority:
1.194%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (6)	7,000,000	7,154,341
4.000%, 12/1/2050, Call 3/1/2026 (6)	4,000,000	4,621,467
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,564,707
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,209,960
5.000%, 10/1/2047, Call 7/1/2029 (6)	4,000,000	5,200,239
Louisville-Jefferson County, 0.090%, 6/1/2033	5,000,000	5,000,000
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,451,479
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,262,227

		42,733,029

Louisiana — 0.8%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,342,634
City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,476,815
Lafayette Public Trust Financing Authority, AGM, 4.000%, 10/1/2021	675,000	683,190
Louisiana Public Facilities Authority, 5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,991,713
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	876,095
Parish of St. John the Baptist:
2.125%, 6/1/2037 (6)	3,000,000	3,102,122
2.375%, 6/1/2037 (6)	2,500,000	2,626,661
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	785,622
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	45,000	44,953

		14,929,805

Maine — 0.3%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	314,104
Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call 7/1/2028	3,500,000	4,246,165

Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	2,150,000	2,171,713

		6,731,982

Maryland — 0.4%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	832,908
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,076,856
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,070,119
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	778,519
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 6/28/2021	655,000	659,987
5.125%, 7/1/2037, Call 6/28/2021	3,110,000	3,134,057

		7,552,446

Massachusetts — 1.2%
Commonwealth of Massachusetts, 5.000%, 1/1/2037, Call 1/1/2029	850,000	1,086,486
Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	5,534,993
Massachusetts Development Finance Agency:
4.000%, 6/1/2049, Call 6/1/2029	1,000,000	1,131,449
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,430,669
5.000%, 7/1/2027, Call 7/1/2025	125,000	146,913
5.000%, 7/1/2029, Call 1/1/2029	750,000	950,401
5.000%, 7/1/2031, Call 1/1/2029	2,000,000	2,507,188
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,606,032
5.000%, 10/1/2037, Call 10/1/2022 (5)	500,000	549,103
5.000%, 6/1/2039, Call 6/1/2029	750,000	928,779
5.000%, 10/1/2047, Call 10/1/2022 (5)	500,000	547,182
Massachusetts Educational Financing Authority, 5.000%, 7/1/2025, Call 7/1/2022 (11)	265,000	277,218
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (11)	580,000	586,037
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	863,093
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2039, Call 1/1/2023 (6)	5,000,000	5,379,365

		23,524,908

Michigan — 2.8%
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	732,427
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,479,439
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	706,320
5.000%, 5/1/2026	500,000	608,099
Charter Township of Northville, 4.000%, 4/1/2022	240,000	247,803
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	23,969
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2021	290,000	294,123
5.000%, 10/1/2022	290,000	306,613
5.000%, 10/1/2023	250,000	274,739
5.000%, 10/1/2024	300,000	340,112
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	368,983
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,253,432
5.000%, 5/1/2025	1,000,000	1,173,368
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2022	1,000,000	1,044,527
5.000%, 5/1/2025	1,700,000	1,999,791
Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,705,780
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	235,525
5.000%, 5/1/2027, Call 5/1/2025	230,000	270,364
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,037,711
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,022,360
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,003,978
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,562,942
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,063,998

Michigan Finance Authority:
4.000%, 2/15/2044, Call 8/15/2029	4,000,000	4,618,678
5.000%, 7/1/2026, Call 7/1/2025	175,000	206,701
5.000%, 7/1/2027, Call 7/1/2025	600,000	707,092
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,117,037
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,761,754
5.000%, 7/1/2034, Call 7/1/2025	500,000	584,828
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,240,780
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,208,922
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,709,437
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,711,919
Michigan State Housing Development Authority, 3.500%, 12/1/2050, Call 6/1/2029	3,475,000	3,848,763
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028 (11)	3,400,000	4,128,387
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	227,360
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	70,000	73,084
Tender Option Bond Trust Receipts/Certificates, Q-SBLF, 0.150%, 5/1/2028 (5) (6)	4,000,000	4,000,000
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (11)	3,000,000	3,559,525
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,486,796

		53,947,466

Minnesota — 0.6%
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,205,998
Minnesota Housing Finance Agency, 3.000%, 1/1/2051, Call 1/1/2030	4,995,000	5,460,563
Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	377,333	386,541
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	284,060	287,217
3.500%, 7/1/2050, Call 7/1/2029	2,420,000	2,676,335
3.900%, 7/1/2030, Call 1/1/2022	315,000	319,175
5.000%, 1/1/2031, Call 7/1/2021	475,000	476,523

		10,812,352

Mississippi — 0.9%
Mississippi Business Finance Corp.:
0.250%, 5/1/2037, Call 11/1/2021 (6) (7)	3,000,000	3,000,247
3.200%, 9/1/2028, Call 3/13/2024	4,000,000	4,213,556
Mississippi Development Bank:
3.125%, 10/1/2023	155,000	159,845
5.000%, 10/1/2023	2,150,000	2,279,221
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,234,404
Mississippi Hospital Equipment & Facilities Authority:
4.000%, 1/1/2039, Call 1/1/2030	1,500,000	1,728,544
4.000%, 1/1/2040, Call 1/1/2030	1,100,000	1,265,036
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	144,282
State of Mississippi, 5.000%, 10/15/2036, Call 10/15/2028	3,395,000	4,194,993

		18,220,128

Missouri — 2.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,261,101
City of Kansas City:
5.000%, 9/1/2021, Call 6/28/2021	500,000	501,738
5.000%, 9/1/2023, Call 6/28/2021	300,000	301,020
5.000%, 10/1/2026, Call 10/1/2025	120,000	142,744
5.000%, 10/1/2028, Call 10/1/2025	115,000	136,055
5.000%, 9/1/2032, Call 6/28/2021	1,000,000	1,003,232
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 2/15/2044, Call 2/15/2029	2,000,000	2,308,870
4.000%, 2/1/2048, Call 2/1/2029	2,750,000	3,056,273
4.000%, 2/15/2049, Call 2/15/2029	2,500,000	2,868,043
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,546,014
5.000%, 2/1/2042, Call 2/1/2024	3,000,000	3,357,023
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,017,151
Kansas City Industrial Development Authority, 5.000%, 3/1/2046, Call 3/1/2029 (11)	2,000,000	2,450,830
Lees Summit Industrial Development Authority:

5.000%, 8/15/2036, Call 8/15/2024	1,100,000	1,211,968
5.000%, 8/15/2051, Call 8/15/2024	2,405,000	2,619,230
St. Louis County Industrial Development Authority, 5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,126,467
Tender Option Bond Trust Receipts/Certificates, 0.150%, 3/1/2050, Call 3/1/2030 (5) (6)	9,250,000	9,250,000

		39,157,759

Nebraska — 0.2%
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,027,395
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	862,151
5.000%, 5/1/2027, Call 5/1/2022	585,000	611,344
5.000%, 5/1/2028, Call 5/1/2022	550,000	574,768
5.000%, 5/1/2029, Call 5/1/2022	660,000	689,721

		3,765,379

Nevada — 0.7%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,095,726
City of Sparks NV, 2.500%, 6/15/2024 (5)	630,000	638,331
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,367,946
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,138,633
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,964,487
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,356,108

		14,561,231

New Hampshire — 0.5%
New Hampshire Business Finance Authority:
0.200%, 9/1/2021 (6) (7)	1,210,000	1,210,000
2.150%, 7/1/2027, Call 4/2/2024 (6)	4,000,000	4,200,486
4.000%, 1/1/2027, Call 1/1/2026	245,000	286,789
4.000%, 1/1/2028, Call 1/1/2026	285,000	330,792
4.000%, 1/1/2029, Call 1/1/2026	295,000	340,227
4.000%, 1/1/2030, Call 1/1/2026	280,000	320,746
4.000%, 1/1/2031, Call 1/1/2026	290,000	330,379
4.000%, 1/1/2041, Call 1/1/2026	1,000,000	1,115,908
4.000%, 1/1/2051, Call 1/1/2026	2,000,000	2,209,368
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	390,000	391,110

		10,735,805

New Jersey — 3.3%
New Jersey Economic Development Authority:
5.000%, 11/1/2021	4,600,000	4,690,648
5.000%, 6/15/2025	400,000	470,222
5.000%, 6/15/2026	555,000	670,275
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	3,068,234
New Jersey Transportation Trust Fund Authority:
4.000%, 6/15/2036, Call 12/15/2028	1,000,000	1,151,521
4.000%, 6/15/2044, Call 12/15/2028	2,500,000	2,828,315
4.000%, 6/15/2050, Call 12/15/2028	3,500,000	3,919,744
5.000%, 6/15/2022	500,000	524,638
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,184,470
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,181,246
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,718,754
5.000%, 12/15/2033, Call 12/15/2029	3,000,000	3,799,263
5.250%, 12/15/2023	240,000	270,195
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,249,354
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,149,612
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,143,073
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	432,740
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	577,880
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,622,378
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,733,308
State of New Jersey, 4.000%, 6/1/2032	2,000,000	2,547,012
Tobacco Settlement Financing Corp.:

5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,442,803
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,495,249
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,863,925
5.250%, 6/1/2046, Call 6/1/2028	2,440,000	2,973,198

		63,708,057

New Mexico — 0.6%
City of Santa Fe:
2.625%, 5/15/2025, Call 11/15/2021	750,000	754,298
4.000%, 6/1/2025, Call 6/1/2022	655,000	679,382
5.000%, 5/15/2044, Call 5/15/2026	1,350,000	1,513,677
New Mexico Hospital Equipment Loan Council:
2.375%, 7/1/2024, Call 6/8/2021	550,000	550,470
5.000%, 7/1/2049, Call 7/1/2026	5,225,000	5,986,171
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	438,480	453,521
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.625%, 3/1/2028, Call 9/1/2021	275,000	278,068
5.350%, 3/1/2030, Call 6/28/2021	645,000	646,688

		10,862,275

New York — 6.6%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	166,936
5.000%, 12/1/2024	200,000	230,441
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,103,442
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,476,592
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,118,313
City of New York:
0.180%, 4/1/2042, Call 5/28/2021 (6)	3,000,000	3,000,000
5.000%, 8/1/2032, Call 2/1/2022	3,000,000	3,093,980
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,384,995
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,795,528
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	3,156,167
City of New York, AGC, 0.500%, 10/1/2021, Call 6/1/2021 (6) (9)	400,000	400,000
East Ramapo Central School District, SAW, 1.250%, 5/5/2022	2,000,000	2,016,843
Long Island Power Authority, 0.827%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (6)	5,000,000	5,019,002
Metropolitan Transportation Authority:
0.500%, (SIFMA Municipal Swap Index Yield), 11/15/2044 (6)	1,000,000	995,095
0.557%, (SOFR), 11/1/2032, Call 1/1/2024 (6)	2,250,000	2,249,358
5.000%, 5/15/2022	3,040,000	3,177,403
5.000%, 9/1/2022	8,930,000	9,455,535
5.000%, 2/1/2023	9,930,000	10,698,848
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	2,226,851
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,777,197
5.000%, 11/15/2048 (6)	800,000	917,737
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,106,255
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,178,055
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,356,109
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,831,442
5.000%, 8/1/2036, Call 8/1/2028	5,555,000	7,035,000
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	4,931,578
5.250%, 8/1/2037, Call 8/1/2028	3,500,000	4,498,504
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	570,858
5.000%, 6/15/2029, Call 6/15/2024	600,000	684,637
5.000%, 6/15/2048, Call 12/15/2027	1,000,000	1,249,503
New York Liberty Development Corp., 2.800%, 9/15/2069, Call 3/15/2029	1,000,000	1,014,358
New York State Dormitory Authority:
3.250%, 3/15/2035, Call 9/15/2023	2,500,000	2,627,914
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	7,838,256
5.000%, 12/1/2035, Call 6/1/2027 (5)	500,000	606,592
5.000%, 12/1/2037, Call 6/1/2027 (5)	500,000	605,806

5.250%, 3/15/2037, Call 9/15/2028	1,695,000	2,182,872
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,083,915
New York Transportation Development Corp.:
4.375%, 10/1/2045, Call 10/1/2030 (11)	1,500,000	1,780,437
5.000%, 12/1/2030 (11)	350,000	458,385
5.000%, 12/1/2031, Call 12/1/2030 (11)	400,000	521,821
5.000%, 12/1/2032, Call 12/1/2030 (11)	300,000	388,572
5.000%, 12/1/2033, Call 12/1/2030 (11)	450,000	580,949
5.000%, 12/1/2034, Call 12/1/2030 (11)	450,000	579,532
5.000%, 10/1/2035, Call 10/1/2030 (11)	6,000,000	7,715,129
5.000%, 12/1/2035, Call 12/1/2030 (11)	300,000	385,453
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (11)	2,500,000	2,766,859
Triborough Bridge & Tunnel Authority:
0.387%, (SOFR), 1/1/2032, Call 11/1/2023 (6)	2,000,000	1,999,321
5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,893,338
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,208,348
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,169,368
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	500,000

		129,809,429

North Carolina — 1.1%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	591,957
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,016,077
5.000%, 10/1/2024, Call 10/1/2021	835,000	848,424
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,522,472
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,800,733
North Carolina Capital Facilities Finance Agency, 0.150%, 7/1/2034 (6)	5,000,000	5,000,000
North Carolina Medical Care Commission:
4.000%, 10/1/2045, Call 10/1/2027	660,000	750,455
5.000%, 6/1/2027, Call 6/1/2022	500,000	524,517
5.000%, 1/1/2038, Call 1/1/2026	1,000,000	1,164,807
5.000%, 1/1/2044, Call 1/1/2026	1,000,000	1,153,263
5.000%, 10/1/2045, Call 10/1/2027	1,500,000	1,813,993
North Carolina Turnpike Authority:
5.000%, 1/1/2043, Call 1/1/2030	1,400,000	1,731,147
5.000%, 7/1/2047, Call 7/1/2026	750,000	858,575
5.000%, 1/1/2049, Call 1/1/2030	1,500,000	1,835,805
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,203,761

		21,815,986

North Dakota — 0.7%
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,011,622
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,935,162
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,885,210
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,620,888
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,347,515
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,225,492

		13,025,889

Ohio — 2.9%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,019,985
American Municipal Power, Inc., 2.300%, 2/15/2038, Call 8/15/2021 (6)	2,000,000	2,008,289
Buckeye Tobacco Settlement Financing Authority, 4.000%, 6/1/2048, Call 6/1/2030	2,000,000	2,315,351
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,011,811
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,028,670
City of Cleveland Airport System Revenue, MAC:
5.000%, 1/1/2022, Call 6/28/2021	2,320,000	2,327,754
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,306,410
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	490,027

5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,145,171
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,203,761
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,439,480
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,008,299
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	542,786
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,097,758
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,097,758
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	388,636
0.000%, 12/1/2025	600,000	573,618
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,181,514
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,357,261
5.000%, 5/15/2031, Call 5/15/2023	405,000	441,008
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	995,166
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,120,000
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	939,661
County of Miami, 5.000%, 8/1/2045, Call 8/1/2028	2,220,000	2,709,887
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,366,857
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,192,237
Franklin County Convention Facilities Authority, 5.000%, 12/1/2044, Call 12/1/2029	1,500,000	1,766,014
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	732,375
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,580,356
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,692,511
New Albany Community Authority:
5.000%, 10/1/2022	1,000,000	1,064,477
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,174,866
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	246,586
5.000%, 12/1/2028, Call 12/1/2023	365,000	409,108
5.000%, 12/1/2029, Call 12/1/2023	500,000	560,422
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2021	795,000	809,551
4.000%, 12/1/2022	845,000	891,222
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,438,326
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	236,033
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,154,008
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	5,000,000	5,007,478
Tender Option Bond Trust Receipts/Certificates, 0.090%, 11/15/2042, Call 11/15/2029 (5) (6)	945,000	945,000
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	250,000

		57,267,488

Oklahoma — 0.7%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,112,417
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 6/28/2021	550,000	550,698
4.000%, 9/1/2021	805,000	811,617
Oklahoma Development Finance Authority, 0.140%, 8/15/2031, Call 6/1/2021 (6)	5,000,000	5,000,000
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (11)	1,405,000	1,520,071
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	2,750,000	3,137,766
5.250%, 11/15/2045, Call 11/15/2025	250,000	282,440

		13,415,009

Oregon — 0.4%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,047,455
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	729,401
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,985,416
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	252,911
5.000%, 9/1/2022	505,000	534,562

Oregon State Business Development Commission, 5.000%, 3/1/2049 (6)	1,000,000	1,034,434
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,012,465
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 6/21/2021 (11)	100,000	100,086

		8,696,730
Pennsylvania — 3.9%
Allegheny County Hospital Development Authority:
4.000%, 7/15/2038, Call 7/15/2029	500,000	593,172
4.000%, 7/15/2039, Call 7/15/2029	500,000	591,827
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,225,942
5.000%, 5/15/2038, Call 5/15/2025	255,000	287,187
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,828,248
5.000%, 5/15/2043, Call 5/15/2025	350,000	391,477
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,853,105
Berks County Municipal Authority, 5.000%, 2/1/2040, Call 8/1/2029 (6)	5,985,000	6,318,983
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,411,415
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	513,082
City of Pittsburgh, 4.000%, 9/1/2021	750,000	756,976
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,236,162
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,539,282
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,227,697
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,226,037
Delaware County Industrial Development Authority, 0.040%, 9/1/2045, Call 5/28/2021 (6)	4,800,000	4,800,000
Doylestown Hospital Authority, 4.000%, 7/1/2045, Call 7/1/2029	1,250,000	1,344,465
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	3,000,963
Lancaster County Hospital Authority, 5.000%, 6/15/2044, Call 6/15/2026	1,000,000	1,103,713
Lancaster Industrial Development Authority, 5.000%, 5/1/2022	430,000	449,160
Lehigh County Industrial Development Authority, 1.800%, 2/15/2027 (6)	1,100,000	1,119,526
Montgomery County Higher Education & Health Authority:
4.000%, 9/1/2044, Call 9/1/2029	1,000,000	1,151,601
5.000%, 9/1/2033, Call 9/1/2029	1,500,000	1,912,047
Montgomery County Industrial Development Authority:
5.000%, 11/15/2036, Call 11/15/2026	4,315,000	5,063,341
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	1,131,854
Pennsylvania Economic Development Financing Authority, 0.200%, 8/1/2045 (6) (7)	10,000,000	10,000,333
Pennsylvania Economic Development Financing Authority, AGM, 5.000%, 1/1/2022	305,000	312,831
Pennsylvania Turnpike Commission:
1.030%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/28/2021 (6)	5,000,000	5,003,214
4.000%, 12/1/2023, Call 6/28/2021	50,000	50,128
4.000%, 12/1/2037, Call 12/1/2027	2,975,000	3,414,230
5.000%, 12/1/2037, Call 12/1/2027	1,250,000	1,552,350
5.000%, 12/1/2037, Call 12/1/2029	1,000,000	1,294,086
5.000%, 12/1/2039, Call 12/1/2029	1,000,000	1,289,355
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	6,556,800
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,743,011
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,060,616

		76,354,216
Rhode Island — 0.3%
Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	766,566
Rhode Island Student Loan Authority:
4.000%, 12/1/2022, Call 12/1/2021 (11)	2,885,000	2,935,019
4.250%, 12/1/2025, Call 12/1/2021 (11)	1,655,000	1,683,174
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	875,166
4.000%, 3/15/2026, Call 3/15/2024	460,000	505,257

		6,765,182
South Carolina — 1.2%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	751,364
5.250%, 1/1/2028, Call 1/1/2022	475,000	488,533

County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	511,282
5.000%, 10/1/2026, Call 10/1/2022	400,000	425,832
County of Florence, 5.000%, 11/1/2031, Call 11/1/2024	360,000	411,273
Patriots Energy Group Financing Agency:
0.934%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (6)	8,000,000	8,079,077
4.000%, 10/1/2048, Call 11/1/2023 (6)	2,500,000	2,725,479
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	451,558
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,004,096
South Carolina Jobs-Economic Development Authority:
5.000%, 7/1/2022	1,735,000	1,826,011
5.000%, 4/1/2038, Call 4/1/2024	2,000,000	2,163,415
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,981,099
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (10)	1,500,000	1,628,274

		24,447,293

South Dakota — 0.5%
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	774,619
4.500%, 9/1/2021, Call 6/28/2021	1,080,000	1,083,133
4.500%, 9/1/2022, Call 6/28/2021	1,005,000	1,007,885
5.000%, 11/1/2022	715,000	763,527
5.000%, 8/1/2023	375,000	413,475
5.000%, 11/1/2023	625,000	696,087
5.000%, 8/1/2024	195,000	223,485
5.000%, 11/1/2024	650,000	751,635
5.000%, 11/1/2025, Call 11/1/2024	600,000	692,268
5.000%, 9/1/2027, Call 9/1/2024	720,000	809,306
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,060,000	2,103,691

		9,319,111

Tennessee — 1.6%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,970,567
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
5.000%, 11/1/2027, Call 11/1/2021	1,500,000	1,527,483
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,208,992
Metropolitan Nashville Airport Authority:
4.000%, 7/1/2049, Call 7/1/2030 (11)	1,250,000	1,437,608
5.000%, 7/1/2044, Call 7/1/2030 (11)	500,000	627,219
Tennergy Corp., 4.000%, 12/1/2051, Call 6/1/2028 (6) (7)	1,000,000	1,196,510
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,709,917
5.250%, 9/1/2021	3,810,000	3,857,199
5.250%, 9/1/2022	250,000	265,282
Tennessee Housing Development Agency:
3.500%, 7/1/2050, Call 7/1/2029	5,775,000	6,414,144
3.500%, 7/1/2050, Call 7/1/2029	2,435,000	2,697,823

		31,912,744

Texas — 6.5%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,116,630
Bexar County Hospital District:
5.000%, 2/15/2034, Call 2/15/2028	1,000,000	1,251,191
5.000%, 2/15/2038, Call 2/15/2028	1,250,000	1,551,806
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	962,286
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,187,655
5.000%, 9/1/2027, Call 9/1/2025	600,000	710,370
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,181,181
City of Houston Airport System Revenue:
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,746,237
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	6,267,766

City of Houston Hotel Occupancy Tax & Special Revenue, 5.000%, 9/1/2026, Call 9/1/2024	250,000	281,323
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	256,918
5.000%, 10/1/2027, Call 10/1/2024	240,000	273,534
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	634,025
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,292,629
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	799,568
5.000%, 8/15/2027, Call 8/15/2025	545,000	644,330
5.000%, 8/15/2028, Call 8/15/2025	835,000	985,278
5.000%, 8/15/2029, Call 8/15/2025	335,000	395,291
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,474,967
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,048,365
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,455,833
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,062,950
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,056,937
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,136,870
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,067,870
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,222,343
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,340,609
Fort Bend Independent School District, PSF, 1.950%, 8/1/2049 (6)	1,145,000	1,169,498
Georgetown Independent School District, PSF:
5.000%, 8/15/2027	1,000,000	1,260,876
5.000%, 8/15/2028	1,000,000	1,292,970
Grand Parkway Transportation Corp., 5.050%, 10/1/2030, Call 10/1/2028 (10)	1,000,000	1,155,984
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,519,424
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,599,114
Harris County Cultural Education Facilities Finance Corp., 0.880%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (6)	2,400,000	2,400,000
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	461,604
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,353,851
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	814,141
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,583,807
5.000%, 5/15/2036, Call 5/15/2029	1,500,000	1,904,929
Matagorda County Navigation District No. 1, 2.600%, 11/1/2029	1,000,000	1,075,496
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	634,803
Mission Economic Development Corp., 0.200%, 5/1/2046 (6) (7)	27,400,000	27,400,000
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2021	315,000	317,750
5.000%, 11/15/2031, Call 11/15/2024	850,000	919,230
5.000%, 8/15/2036, Call 8/15/2021 (5)	1,700,000	1,708,902
5.125%, 8/15/2047, Call 8/15/2021 (5)	1,260,000	1,265,980
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,006,548
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	483,702
North Texas Tollway Authority:
4.000%, 1/1/2036, Call 1/1/2029	1,000,000	1,188,969
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,427,659
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	6,041,918
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,140,108
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	504,537
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,231,380
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,588,853
5.000%, 5/15/2045, Call 5/15/2024	5,145,000	5,530,904
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,297,181
5.000%, 11/15/2046, Call 11/15/2027	1,250,000	1,463,452
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2025	700,000	830,829
5.000%, 12/15/2029	2,250,000	2,912,223

5.000%, 12/15/2030	1,900,000	2,492,095
5.000%, 12/15/2031	1,350,000	1,789,998
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,119,547
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,664,522

		126,957,546

U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (5)	2,320,000	2,664,661
5.000%, 9/1/2033, Call 9/1/2025 (5)	1,000,000	1,146,439

		3,811,100

Utah — 0.5%
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	339,195
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,603,852
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,369,954
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	529,135
Utah Housing Corp., 1.540%, 8/1/2022, Call 8/1/2021 (6)	3,000,000	3,006,417
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,019,533
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,325,872

		10,193,958

Vermont — 0.0%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	370,000	392,713

Virginia — 0.5%
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	514,661
Henrico County Economic Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,000,000	1,129,019
Henrico County Economic Development Authority, AGM, 0.193%, 8/23/2027, Call 5/28/2021 (6) (9)	50,000	50,000
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,199,490
5.000%, 6/15/2030, Call 6/15/2026	700,000	831,012
Virginia College Building Authority, 5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,700,906
Virginia Small Business Financing Authority, 5.000%, 7/1/2049, Call 1/1/2022 (11)	2,500,000	2,564,829

		8,989,917

Washington — 1.6%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	206,253
FYI Properties, 5.000%, 6/1/2031, Call 6/1/2028	5,000,000	6,142,915
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 6/28/2021	350,000	354,633
5.500%, 12/1/2028, Call 6/28/2021	1,000,000	1,004,559
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,827,425
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,269,708
Port of Bellingham, 5.250%, 12/1/2022, Call 6/18/2021	1,060,000	1,062,316
Port of Seattle, 4.000%, 4/1/2044, Call 4/1/2029 (11)	1,000,000	1,134,672
Snohomish County Housing Authority, 5.000%, 4/1/2031, Call 4/1/2029	1,000,000	1,250,838
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	665,961
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	798,435
Washington State Housing Finance Commission:
2.375%, 1/1/2026, Call 7/1/2021 (5)	1,000,000	1,000,172
2.550%, 7/1/2022 (6)	550,000	551,048
5.000%, 1/1/2029, Call 1/1/2026 (5)	840,000	989,054
5.000%, 1/1/2036, Call 1/1/2025 (5)	2,125,000	2,316,302
5.000%, 1/1/2038, Call 1/1/2026 (5)	2,000,000	2,302,626
5.000%, 1/1/2044, Call 7/1/2026 (5)	1,000,000	1,110,795
5.000%, 1/1/2049, Call 7/1/2026 (5)	1,000,000	1,107,291
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	768,744
WBRP 3.2:

5.000%, 1/1/2026, Call 7/1/2025	750,000	885,529
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,100,303

		31,849,579

West Virginia — 0.6%
West Virginia Economic Development Authority, 0.625%, 12/1/2038 (6)	1,000,000	1,000,169
West Virginia Hospital Finance Authority:
5.000%, 9/1/2031, Call 9/1/2029	2,020,000	2,534,249
5.000%, 9/1/2032, Call 9/1/2029	1,000,000	1,246,750
5.000%, 6/1/2042, Call 6/1/2027	3,665,000	4,390,667
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	2,126,092

		11,297,927

Wisconsin — 2.4%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	109,255
Public Finance Authority:
4.000%, 1/1/2046, Call 1/1/2027	2,000,000	2,161,489
5.000%, 11/15/2029	2,500,000	3,056,549
5.000%, 11/15/2030	1,620,000	2,002,347
5.000%, 7/1/2037, Call 7/1/2024	820,000	882,037
5.000%, 11/15/2041, Call 11/15/2027	250,000	303,835
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,068,149
5.125%, 7/15/2037, Call 7/15/2027 (5)	2,500,000	2,796,385
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	828,718
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,024,091
5.000%, 5/1/2027, Call 5/1/2022	25,000	26,114
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,651,150
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,519,129
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	4,396,393
Wisconsin Center District, AGM:
5.250%, 12/15/2023	265,000	282,770
5.250%, 12/15/2023	145,000	159,002
5.250%, 12/15/2027	420,000	512,511
5.250%, 12/15/2027	1,510,000	1,834,260
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	605,000	612,332
5.000%, 8/15/2021	1,160,000	1,171,496
5.000%, 10/1/2022	750,000	795,863
5.000%, 12/15/2022	500,000	536,743
5.000%, 12/15/2023	500,000	558,886
5.000%, 12/15/2024	500,000	579,318
5.000%, 3/1/2025, Call 3/1/2024	315,000	340,147
5.000%, 8/15/2027, Call 8/15/2022	500,000	529,192
5.000%, 12/15/2028, Call 12/15/2024	100,000	114,988
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,799,252
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,801,832
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,043,643
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,291,916
5.125%, 4/15/2031, Call 4/15/2023	250,000	272,666
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,676,560

		47,739,018

Total Municipals (identified cost $1,817,048,478)		1,953,585,810
Mutual Funds — 0.9%
Nuveen New York AMT-Free Municipal Credit Income Fund	10,000,000	10,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund	7,000,000	7,000,000

Total Mutual Funds (identified cost $17,000,000)		17,000,000

Short-Term Investments — 0.0%

Repurchase Agreements — 0.0%

Agreement with Fixed Income Clearing Corp., 0.005%, dated 5/28/2021, to be repurchased at $275,134 on 5/28/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 1/15/2028, with a fair value of $280,666.	275,134	275,134

Total Short-Term Investments (identified cost $275,134)		275,134

Total Investments — 100.8% (identified cost $1,834,323,612)		1,970,860,944

Other Assets and Liabilities — (0.8)%		(16,310,247)

Total Net Assets — 100.0%		$1,954,550,697

Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 0.1%

Federal Home Loan Mortgage Corporation — 0.1%
0.366% (LIBOR 1 Month + 26 basis points), 8/25/2031, (Series T-32) (6)	$132,754	$129,633

Total Asset-Backed Securities (identified cost $132,754)		129,633
Collateralized Mortgage Obligations — 8.9%

Federal National Mortgage Association — 0.2%
0.506% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (6)	73,223	73,679
4.000%, 3/25/2041, (Series 2012-21)	108,037	114,190

		187,869

Private Sponsor — 6.4%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	440,310	467,531
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	130,272	140,977
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.338%, 7/25/2037 (6)	251,280	235,621
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	259,860	259,417
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	3,008	1,903
Federal Home Loan Mortgage Corporation, Class M2, (Series 2019-DNA1), 2.741% (LIBOR 1 Month + 265 basis points), 1/25/2049 (5) (6)	886,694	903,561
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.252%, 4/25/2051 (5) (6)	1,000,000	1,134,049
Class B, (Series 2019-K95), 3.919%, 8/25/2052 (5) (6)	1,000,000	1,116,015
Class C, (Series 2018-K77), 4.302%, 5/25/2051 (5) (6)	1,000,000	1,089,082
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	45,951	53,741
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.540%, 11/25/2034 (6)	184,637	190,820
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	512,756	442,800
RFMSI Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	248,031	242,205
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 2.815%, 12/25/2034 (6)	234,893	230,757
Wells Fargo Mortgage Backed Securities Trust:
Class A1, (Series 2006-AR19), 2.810%, 12/25/2036 (6)	311,000	310,195
Class A1, (Series 2007-15), 6.000%, 11/25/2037	221,104	218,543
Class A6, (Series 2007-7), 6.000%, 6/25/2037	137,360	129,305

		7,166,522

WL Collateral CMO — 2.3%
Federal Home Loan Mortgage Corporation, Class M2, (Series 2021-HQA1), 2.260% (SOFR30A + 225 basis points), 8/25/2033 (5) (6)	2,000,000	2,029,419
Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.442% (LIBOR 1 Month + 435 basis points), 5/25/2029 (6)	492,940	516,278

		2,545,697

Total Collateralized Mortgage Obligations (identified cost $9,462,700)		9,900,088
Commercial Mortgage Securities — 7.3%

Private Sponsor — 7.3%
BANK, Class A4, (Series 2018-BN15), 4.407%, 11/15/2061 (6)	750,000	875,205
Commercial Mortgage Trust, Class D, (Series 2013-CR12), 5.072%, 10/10/2046 (5) (6)	500,000	323,429
Commercial Mortgage Trust,, Class A4, (Series 2013-CR10), 4.210%, 8/10/2046 (6)	2,000,000	2,145,977

CSAIL Commercial Mortgage Trust, Class B, (Series 2015-C3), 4.270%, 8/15/2048 (6)	500,000	514,391
GS Mortgage Securities Trust:
Class B, (Series 2014-GC24), 4.515%, 9/10/2047 (6)	250,000	262,497
Class D, (Series 2013-GC16), 5.311%, 11/10/2046 (5) (6)	300,000	302,044
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, (Series 2012-C6), 5.313%, 5/15/2045 (6)	750,000	710,949
Wells Fargo Commercial Mortgage Trust:
Class B, (Series 2015-C26), 3.783%, 2/15/2048	750,000	799,947
Class C, (Series 2016-C36), 4.328%, 11/15/2059 (6)	2,000,000	1,775,275
WFRBS Commercial Mortgage Trust, Class D, (Series 2013-C16), 5.005%, 9/15/2046 (5) (6)	485,000	409,566

Total Commercial Mortgage Securities (identified cost $8,023,451)		8,119,280
Corporate Bonds & Notes — 73.5%

Aerospace/Defense — 1.9%
Boeing Co., 4.875%, 5/1/2025	350,000	393,333
Embraer Netherlands Finance BV, 6.950%, 1/17/2028 (5)	300,000	341,100
Howmet Aerospace, Inc., 6.875%, 5/1/2025	250,000	289,750
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	250,000	267,813
TransDigm, Inc., 5.500%, 11/15/2027	500,000	521,935
TransDigm, Inc.,, 4.625%, 1/15/2029 (5)	350,000	346,363

		2,160,294

Agriculture — 2.0%
Altria Group, Inc., 5.950%, 2/14/2049	500,000	616,389
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024	500,000	547,534
JBS USA Food Co., 5.750%, 1/15/2028 (2) (5)	500,000	530,505
Vector Group Ltd., 5.750%, 2/1/2029 (5)	550,000	556,201

		2,250,629

Airlines — 1.6%
American Airlines, Inc., 11.750%, 7/15/2025 (5)	500,000	627,825
British Airways 2020-1 Class A Pass Through Trust, 4.250%, 5/15/2034 (5)	177,804	190,315
Delta Air Lines, Inc.:
2.900%, 10/28/2024 (2)	500,000	507,288
3.750%, 10/28/2029	150,000	149,915
United Airlines Pass Through Trust, 5.875%, 4/15/2029	285,495	316,193

		1,791,536

Auto Manufacturers — 1.0%
Ford Motor Co., 4.750%, 1/15/2043	500,000	505,090
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028 (2) (5)	350,000	357,810
Navistar International Corp., 9.500%, 5/1/2025 (5)	250,000	270,588

		1,133,488

Auto Parts & Equipment — 1.0%
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	250,000	271,589
DANA, Inc. , 4.250%, 9/1/2030	500,000	516,875
Tenneco, Inc., 7.875%, 1/15/2029 (5)	300,000	335,986

		1,124,450

Banks — 4.4%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (2) (5)	1,000,000	1,069,000
Banco Santander SA, 2.749%, 12/3/2030 (2)	450,000	442,286
Barclays PLC, 3.811% (H15T1Y + 170 basis points), 3/10/2042 (6)	675,000	679,024
BBVA Bancomer SA, 1.875%, 9/18/2025 (5)	400,000	404,504
CBB International Sukuk Programme Co. SPC, 3.950%, 9/16/2027 (5)	500,000	510,365
CIT Group, Inc., 3.929% (SOFR + 383 basis points), 6/19/2024 (2) (6)	500,000	530,877
Deutsche Bank AG,, 3.729% (SOFR + 276 basis points), 1/14/2032 (6)	575,000	576,475
JPMorgan Chase & Co.:
1.578% (SOFR + 89 basis points), 4/22/2027 (2) (6)	350,000	352,958
2.525% (SOFR + 151 basis points), 11/19/2041 (6)	350,000	321,072

		4,886,561

Beverages — 0.7%
Molson Coors Beverage Co., 4.200%, 7/15/2046 (2)	750,000	798,311

Building Materials — 1.2%
Cemex SAB de C.V., 7.375%, 6/5/2027 (5)	350,000	394,656
Cemex SAB de C.V.,, 3.875%, 7/11/2031 (5)	350,000	352,585
US Concrete, Inc., 5.125%, 3/1/2029 (5)	600,000	615,129

		1,362,370

Chemicals — 2.2%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	500,000	526,255
Chemours Co., 5.750%, 11/15/2028 (5)	550,000	588,560
Nouryon Holding BV, 8.000%, 10/1/2026 (2) (5)	500,000	529,630
OCP SA, 4.500%, 10/22/2025 (5)	750,000	804,094

		2,448,539

Commercial Services — 3.0%
Alta Equipment Group, Inc., 5.625%, 4/15/2026 (5)	750,000	771,570
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	350,000	378,892
Howard University, 2.801%, 10/1/2023	250,000	257,675
Prime Security Services Borrower LLC, 3.375%, 8/31/2027 (2) (5)	500,000	480,875
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 4/15/2026 (2) (5)	615,000	673,610
United Rentals North America, Inc., 5.500%, 5/15/2027	750,000	794,062

		3,356,684

Computers — 1.9%
Dell International LLC, 5.300%, 10/1/2029 (5)	750,000	889,311
NCR Corp., 5.125%, 4/15/2029 (5)	600,000	616,470
Seagate HDD Cayman:
4.091%, 6/1/2029 (5)	270,000	272,372
4.875%, 6/1/2027	253,000	276,656

		2,054,809

Diversified Financial Services — 1.6%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	460,634
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	500,000	551,524
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.250%, 6/3/2026 (5)	700,000	735,000

		1,747,158

Electric — 1.5%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	563,135
Talen Energy Supply LLC, 6.500%, 6/1/2025	650,000	550,062
Vistra Operations Co. LLC, 4.375%, 5/1/2029 (5)	500,000	503,235

		1,616,432

Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (2) (5)	750,000	762,233

Electronics — 0.2%
Jabil, Inc., 3.000%, 1/15/2031	250,000	254,009

Engineering & Construction — 0.5%
Fluor Corp., 4.250%, 9/15/2028 (2)	500,000	511,250

Entertainment — 0.6%
International Game Technology PLC, 4.125%, 4/15/2026 (2) (5)	650,000	671,980

Environmental Control — 0.5%
Stericycle, Inc., 3.875%, 1/15/2029 (5)	500,000	499,475

Food — 1.6%
Albertsons Cos. LLC, 5.750%, 3/15/2025	80,000	82,261
MARB BondCo PLC, 3.950%, 1/29/2031 (5)	1,000,000	962,675
Pilgrim’s Pride Corp., 4.250%, 4/15/2031 (2) (5)	750,000	759,487

		1,804,423

Forest Products & Paper — 0.9%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	750,000	987,187

Gas — 0.5%
National Fuel Gas Co., 2.950%, 3/1/2031	500,000	497,835

Healthcare-Services — 1.9%
Encompass Health Corp., 4.500%, 2/1/2028	250,000	258,438
HCA, Inc., 3.500%, 9/1/2030	500,000	514,162
Laboratory Corp. of America Holdings, 1.550%, 6/1/2026	275,000	276,231
Molina Healthcare, Inc., 4.375%, 6/15/2028 (2) (5)	500,000	516,330
Tenet Healthcare Corp., 7.500%, 4/1/2025 (2) (5)	535,000	574,289

		2,139,450

Home Builders — 0.9%
Forestar Group, Inc., 3.850%, 5/15/2026 (2) (5)	500,000	504,303
Meritage Homes Corp., 3.875%, 4/15/2029 (5)	450,000	469,163

		973,466

Home Furnishings — 0.7%
Whirlpool Corp., 4.750%, 2/26/2029 (2)	650,000	764,889

Household Products/Wares — 0.4%
ACCO Brands Corp., 4.250%, 3/15/2029 (5)	500,000	493,175

Insurance — 1.9%
Athene Holding, Ltd., 3.500%, 1/15/2031	500,000	527,168
Brighthouse Financial, Inc., 5.625%, 5/15/2030	500,000	606,803
Sammons Financial Group, Inc., 3.350%, 4/16/2031 (5)	750,000	761,103
SBL Holdings, Inc., 5.000%, 2/18/2031 (5)	250,000	270,139

		2,165,213

Internet — 0.3%
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	250,000	291,643

Investment Companies — 2.6%
FS KKR Capital Corp., 3.400%, 1/15/2026	500,000	515,989
Goldman Sachs BDC, Inc., 3.750%, 2/10/2025	750,000	808,203
Icahn Enterprises LP, 4.750%, 9/15/2024	500,000	521,700
Owl Rock Capital Corp., 5.250%, 4/15/2024	500,000	550,289
Prospect Capital Corp., 3.364%, 11/15/2026	500,000	497,484

		2,893,665

Iron/Steel — 1.6%
ArcelorMittal, 4.550%, 3/11/2026 (2)	750,000	838,309
GUSAP III LP, 4.250%, 1/21/2030 (2) (5)	500,000	541,885
United States Steel Corp., 6.875%, 8/15/2025	250,000	256,250
Vale Overseas, Ltd., 3.750%, 7/8/2030	150,000	158,813

		1,795,257

Leisure Time — 0.8%
NCL Finance, Ltd., 6.125%, 3/15/2028 (2) (5)	325,000	339,242
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	500,000	517,030

		856,272

Lodging — 0.2%
MGM Resorts International, 6.750%, 5/1/2025 (2)	200,000	214,671

Media — 3.5%
AMC Networks, Inc., 5.000%, 4/1/2024	433,000	438,659
CSC Holdings LLC, 3.375%, 2/15/2031 (5)	300,000	280,326
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (5)	500,000	487,590
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	750,000	772,500
Time Warner Cable LLC, 4.500%, 9/15/2042	500,000	540,388
Virgin Media Finance PLC, 5.000%, 7/15/2030 (5)	750,000	747,891
Ziggo BV, 5.500%, 1/15/2027 (5)	650,000	674,375

		3,941,729

Mining — 1.5%
Freeport-McMoRan, Inc., 4.125%, 3/1/2028	600,000	627,000
Kinross Gold Corp., 6.875%, 9/1/2041	750,000	1,025,704

		1,652,704

Miscellaneous Manufacturing — 0.8%
Trinity Industries, Inc., 4.550%, 10/1/2024	830,000	879,285

Oil & Gas — 2.7%
Comstock Resources, Inc., 6.750%, 3/1/2029 (5)	550,000	575,547
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1) (12)	750,000	136,875
EQT Corp., 3.125%, 5/15/2026 (5)	250,000	254,693
Occidental Petroleum Corp., 4.400%, 8/15/2049	500,000	420,733
PBF Holding Co. LLC, 7.250%, 6/15/2025 (2)	750,000	610,714
Valero Energy Corp., 2.150%, 9/15/2027	400,000	402,710
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (5)	700,000	617,956

		3,019,228

Oil & Gas Services — 0.2%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	400,000	167,250

Packaging & Containers — 0.8%
Berry Global, Inc., 1.570%, 1/15/2026 (5)	350,000	350,693
Klabin Austria GmbH, 3.200%, 1/12/2031 (5)	500,000	481,750

		832,443

Pharmaceuticals — 3.6%
AdaptHealth LLC, 4.625%, 8/1/2029 (5)	750,000	736,875
Bausch Health Cos., Inc., 5.000%, 1/30/2028 (5)	500,000	469,445
HLF Financing Sarl LLC , 4.875%, 6/1/2029 (5)	775,000	777,364
Mylan, Inc., 5.200%, 4/15/2048	700,000	826,866
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046	800,000	687,140
6.000%, 4/15/2024	500,000	529,085

		4,026,775

Pipelines — 3.1%
Buckeye Partners LP, 4.500%, 3/1/2028 (5)	500,000	501,222
Enable Midstream Partners LP, 4.950%, 5/15/2028	500,000	566,805
Energy Transfer Operating LP, 5.150%, 2/1/2043	750,000	814,419
EQM Midstream Partners LP, 4.000%, 8/1/2024	500,000	512,240
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	900,000	1,023,261

		3,417,947

Real Estate — 0.3%
Howard Hughes Corp., 4.125%, 2/1/2029 (5)	350,000	348,229

Real Estate Investment Trusts — 3.2%
Crown Castle International Corp., 2.900%, 4/1/2041	500,000	465,935
Diversified Healthcare Trust, 4.750%, 2/15/2028	500,000	483,225
Host Hotels & Resorts LP, 3.500%, 9/15/2030	500,000	514,213
iStar, Inc., 4.750%, 10/1/2024	600,000	627,900
MPT Operating Partnership LP, 4.625%, 8/1/2029	500,000	531,128
SBA Communications Corp., 4.875%, 9/1/2024	500,000	510,940
Service Properties Trust, 4.950%, 10/1/2029 (2)	500,000	466,898

		3,600,239

Retail — 3.4%
Foundation Building Materials, Inc., 6.000%, 3/1/2029 (5)	400,000	392,672
Genuine Parts Co., 1.875%, 11/1/2030	350,000	332,276
L Brands, Inc., 6.950%, 3/1/2033	500,000	584,432
Magic Mergeco, Inc., 7.875%, 5/1/2029 (5)	500,000	510,625
Nordstrom, Inc., 4.250%, 8/1/2031 (5)	750,000	762,393
QVC, Inc., 4.750%, 2/15/2027	500,000	528,778
Ross Stores, Inc., 4.600%, 4/15/2025	350,000	396,484
White Cap Buyer LLC, 6.875%, 10/15/2028 (2) (5)	250,000	263,466

		3,771,126

Semiconductors — 0.9%
Broadcom, Inc., 4.750%, 4/15/2029	600,000	687,355
Marvell Technology, Inc., 4.875%, 6/22/2028 (5)	250,000	285,679

		973,034

Software — 2.1%
Citrix Systems, Inc., 3.300%, 3/1/2030 (2)	500,000	520,530
MSCI, Inc., 3.625%, 11/1/2031 (5)	1,000,000	1,010,420
VMware, Inc., 3.900%, 8/21/2027	750,000	834,040

		2,364,990

Sovereign — 2.8%
Argentine Government International Bond:
0.125%, 7/9/2030	85,626	31,748
0.125%, 7/9/2035	156,873	52,083
1.000%, 7/9/2029	9,405	3,668
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	757,000
Dominican Republic International Bond, 4.875%, 9/23/2032 (5)	500,000	518,500
Egypt Government International Bond, 5.875%, 2/16/2031 (5)	500,000	493,262
Mexico Government International Bond, 4.280%, 8/14/2041	300,000	312,258
Oman Sovereign Sukuk Co., 4.397%, 6/1/2024 (5)	500,000	521,883
Turkiye Ihracat Kredi Bankasi AS, 5.000%, 9/23/2021 (5)	450,000	454,242

		3,144,644

Telecommunications — 3.0%
Altice France SA, 5.125%, 7/15/2029 (5)	500,000	496,378
Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/1/2026 (5)	550,000	569,266
Telecom Italia SpA, 5.303%, 5/30/2024 (5)	600,000	653,250
T-Mobile USA, Inc., 2.250%, 2/15/2026	350,000	353,395
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (5)	750,000	783,381
Verizon Communications, Inc., 1.450%, 3/20/2026	500,000	505,283

		3,360,953

Transportation — 0.8%
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (5)	500,000	512,548
Empresa de Transporte de Pasajeros Metro SA, 3.650%, 5/7/2030 (5)	350,000	375,357

		887,905

Total Corporate Bonds & Notes (identified cost $78,895,709)		81,695,835

U.S. Government Agency-Mortgage Securities — 2.9%

Federal Home Loan Mortgage Corporation — 0.3%
3.500%, 4/1/2042	37,533	40,704
4.500%, 7/1/2040	13,693	15,337
5.000%, 12/1/2022	9,878	10,292
5.000%, 1/1/2040	123,428	141,820
5.500%, 10/1/2021	154	154
5.500%, 7/1/2035	27,173	31,393
6.000%, 12/1/2036	11,363	13,438
6.000%, 12/1/2037	4,496	5,054
7.500%, 4/1/2024	8,154	8,700
7.500%, 4/1/2027	7,279	8,197
8.000%, 8/1/2030	8,290	9,376
8.500%, 9/1/2024	3,634	3,904

		288,369

Federal National Mortgage Association — 2.5%
2.500%, 9/1/2040	1,892,188	1,969,109
3.000%, 8/1/2032	114,676	121,839
4.000%, 3/1/2041	150,237	164,969
5.500%, 1/1/2023	17,375	19,371
5.500%, 2/1/2036	74,307	86,207
6.000%, 9/1/2021	5,591	5,614
6.500%, 8/1/2030	169,497	190,152
6.500%, 12/1/2031	10,165	11,562
6.500%, 11/1/2037	20,082	23,607
7.000%, 3/1/2029	21,822	25,355
7.000%, 7/1/2029	57,019	63,731
7.000%, 2/1/2030	41,323	45,988
7.500%, 10/1/2030	5,801	6,107
8.000%, 10/1/2028	68,083	75,863
8.000%, 4/1/2030	16,996	20,567

		2,830,041

Government National Mortgage Association — 0.1%
5.000%, 4/15/2034	119,168	137,978
7.000%, 8/15/2031	20,298	23,499

9.500%, 10/15/2024	2	2

		161,479

Total U.S. Government Agency-Mortgage Securities (identified cost $3,196,842)		3,279,889

Short-Term Investments — 15.8%

Collateral Investment for Securities on Loan — 8.9%
BMO Government Money Market Fund — Premier Class 0.010% (3) (4)	9,842,270	9,842,270

Mutual Funds — 6.9%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	7,689,367	7,689,367

Total Short-Term Investments (identified cost $17,531,637)		17,531,637

Total Investments — 108.5% (identified cost $117,243,093)		120,656,362

Other Assets and Liabilities — (8.5)%		(9,438,471)

Total Net Assets — 100.0%		$111,217,891

Corporate Income Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares or Principal Amount	Value

Corporate Bonds & Notes — 96.8%

Aerospace/Defense — 2.5%
BAE Systems PLC:
1.900%, 2/15/2031 (5)	$1,000,000	$949,953
3.400%, 4/15/2030 (5)	1,800,000	1,932,174
Boeing Co.:
2.800%, 3/1/2024	2,000,000	2,107,842
4.875%, 5/1/2025	2,000,000	2,247,619
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	2,000,000	2,142,500
TransDigm, Inc., 6.250%, 3/15/2026 (5)	2,000,000	2,112,550

		11,492,638

Agriculture — 3.5%
Altria Group, Inc., 3.700%, 2/4/2051	3,000,000	2,738,526
BAT Capital Corp., 4.540%, 8/15/2047	2,750,000	2,762,430
Bunge, Ltd. Finance Corp.:
3.250%, 8/15/2026 (2)	1,000,000	1,082,673
3.750%, 9/25/2027 (2)	1,800,000	1,989,109
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (5)	1,750,000	1,880,243
JBS USA Food Co., 5.750%, 1/15/2028 (2) (5)	1,000,000	1,061,010
Philip Morris International, Inc., 0.875%, 5/1/2026	2,000,000	1,981,083
Vector Group Ltd., 5.750%, 2/1/2029 (5)	2,250,000	2,275,369

		15,770,443

Airlines — 1.0%
Delta Air Lines, Inc.:
2.900%, 10/28/2024 (2)	1,960,000	1,988,571
3.750%, 10/28/2029	1,000,000	999,431
United Airlines Pass Through Trust, 5.875%, 4/15/2029	1,570,223	1,739,060

		4,727,062

Auto Manufacturers — 3.1%
Ford Motor Co., 5.291%, 12/8/2046	2,000,000	2,129,410
Ford Motor Credit Co. LLC:
1.463% (LIBOR 3 Month + 127 basis points), 3/28/2022 (6)	750,000	748,247
4.134%, 8/4/2025	1,500,000	1,593,000
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	1,092,316
4.350%, 1/17/2027	1,500,000	1,690,481
Hyundai Capital America, 2.650%, 2/10/2025 (5)	2,000,000	2,090,410
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028 (5)	1,500,000	1,533,473
Navistar International Corp., 9.500%, 5/1/2025 (5)	800,000	865,880
Toyota Motor Credit Corp., 3.400%, 4/14/2025	2,000,000	2,201,511

		13,944,728

Auto Parts & Equipment — 0.7%
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028 (2)	1,450,000	1,575,215
Tenneco, Inc.:
5.125%, 4/15/2029 (5)	1,000,000	1,001,250
7.875%, 1/15/2029 (5)	500,000	559,977

		3,136,442

Banks — 14.7%
Banco Santander SA:
1.748% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	2,000,000	2,022,827
2.749%, 12/3/2030 (2)	2,000,000	1,965,713
Bank of America Corp.:
0.981% (SOFR + 91 basis points), 9/25/2025 (6)	500,000	503,317

2.592% (SOFR + 215 basis points), 4/29/2031 (6)	3,500,000	3,563,801
3.458% (LIBOR 3 Month + 97 basis points), 3/15/2025 (6)	1,000,000	1,076,359
Barclays PLC, 3.811% (H15T1Y + 170 basis points), 3/10/2042 (6)	3,575,000	3,596,315
BBVA Bancomer SA, 1.875%, 9/18/2025 (5)	1,250,000	1,264,075
BNP Paribas SA, 2.824%, 1/26/2041 (5)	3,200,000	2,929,809
Capital One Financial Corp., 3.300%, 10/30/2024	1,250,000	1,352,428
Citigroup, Inc.:
1.565% (LIBOR 3 Month + 143 basis points), 9/1/2023 (6)	2,000,000	2,030,081
2.561% (SOFR + 117 basis points), 5/1/2032 (6)	1,000,000	1,003,978
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (5)	2,000,000	1,966,984
Credit Suisse Group AG, 1.305% (SOFR + 98 basis points), 2/2/2027 (5) (6)	2,750,000	2,695,403
Goldman Sachs Group, Inc., 4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (6)	1,250,000	1,420,085
HSBC Holdings PLC, 3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (6)	2,150,000	2,376,548
JPMorgan Chase & Co.:
1.578% (SOFR + 89 basis points), 4/22/2027 (6)	1,500,000	1,512,677
2.525% (SOFR + 151 basis points), 11/19/2041 (6)	2,100,000	1,926,433
2.739% (SOFR + 151 basis points), 10/15/2030 (6)	3,000,000	3,109,549
3.509% (LIBOR 3 Month + 95 basis points), 1/23/2029 (6)	1,500,000	1,645,839
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (6)	2,000,000	2,069,994
Macquarie Group Ltd., 1.340% (SOFR + 107 basis points), 1/12/2027 (5) (6)	1,500,000	1,487,443
Mizuho Financial Group, Inc., 1.234% (H15T1Y + 67 basis points), 5/22/2027 (6)	3,250,000	3,210,989
Morgan Stanley:
1.593% (SOFR + 88 basis points), 5/4/2027 (6)	1,750,000	1,765,912
1.928% (SOFR + 102 basis points), 4/28/2032 (6)	1,000,000	954,853
2.699% (SOFR + 114 basis points), 1/22/2031 (6)	2,000,000	2,067,459
National Securities Clearing Corp., 0.750%, 12/7/2025 (5)	1,750,000	1,731,701
PNC Financial Services Group, Inc., 2.200%, 11/1/2024	2,000,000	2,115,004
Royal Bank of Canada:
1.200%, 4/27/2026	2,500,000	2,504,110
2.250%, 11/1/2024 (2)	2,000,000	2,107,485
Societe Generale SA, 1.488% (H15T1Y + 110 basis points), 12/14/2026 (5) (6)	2,000,000	1,990,887
Wells Fargo & Co.:
1.415% (LIBOR 3 Month + 123 basis points), 10/31/2023 (6)	2,000,000	2,029,928
2.572% (SOFR + 126 basis points), 2/11/2031 (6)	2,500,000	2,560,287
3.584% (LIBOR 3 Month + 131 basis points), 5/22/2028 (6)	2,000,000	2,212,214

		66,770,487

Beverages — 1.1%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046 (2)	2,000,000	2,414,892
Constellation Brands, Inc., 2.875%, 5/1/2030	500,000	518,430
Molson Coors Beverage Co., 4.200%, 7/15/2046 (2)	2,000,000	2,128,828

		5,062,150

Biotechnology — 1.1%
Amgen, Inc., 3.150%, 2/21/2040	1,500,000	1,522,517
Biogen, Inc., 2.250%, 5/1/2030	1,500,000	1,481,438
Regeneron Pharmaceuticals, Inc., 2.800%, 9/15/2050	2,000,000	1,754,045

		4,758,000

Building Materials — 0.5%
US Concrete, Inc., 5.125%, 3/1/2029 (5)	2,000,000	2,050,430

Chemicals — 2.8%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	1,000,000	1,052,510
Chemours Co., 5.750%, 11/15/2028 (5)	1,000,000	1,070,110
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (5)	2,000,000	1,990,896
Mosaic Co., 4.050%, 11/15/2027	1,500,000	1,673,458
Nouryon Holding BV, 8.000%, 10/1/2026 (2) (5)	1,000,000	1,059,260
Nutrien, Ltd., 4.125%, 3/15/2035	1,000,000	1,126,713
OCP SA, 4.500%, 10/22/2025 (5)	2,000,000	2,144,250
Orbia Advance Corp SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	590,875
6.750%, 9/19/2042 (5)	1,500,000	1,937,850

		12,645,922

Commercial Services — 0.9%
ADT Security Corp., 4.125%, 6/15/2023	500,000	520,655
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	1,500,000	1,623,823
Quanta Services, Inc., 2.900%, 10/1/2030	1,750,000	1,805,463

		3,949,941

Computers — 1.4%
Apple, Inc., 3.750%, 11/13/2047	2,000,000	2,275,136
Dell International LLC, 8.350%, 7/15/2046 (5)	2,000,000	3,141,868
NCR Corp., 5.125%, 4/15/2029 (5)	1,000,000	1,027,450

		6,444,454

Diversified Financial Services — 5.8%
BlackRock, Inc., 2.400%, 4/30/2030 (2)	2,000,000	2,074,816
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	2,000,000	2,206,098
Citadel Finance LLC, 3.375%, 3/9/2026 (5)	3,500,000	3,502,635
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,500,000	1,669,681
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,500,000	2,918,664
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.250%, 6/3/2026 (5)	1,600,000	1,680,000
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	672,452
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	582,502
Nasdaq, Inc.:
2.500%, 12/21/2040	2,500,000	2,254,163
3.250%, 4/28/2050	1,000,000	959,425
Nomura Holdings, Inc., 2.648%, 1/16/2025	850,000	893,057
NTT Finance Corp., 1.591%, 4/3/2028 (5)	2,000,000	1,977,537
Private Export Funding Corp., 1.750%, 11/15/2024	2,000,000	2,080,759
Synchrony Financial, 3.950%, 12/1/2027	2,750,000	3,042,092

		26,513,881

Electric — 3.3%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	750,000	844,703
AEP Transmission Co. LLC, 3.800%, 6/15/2049	2,000,000	2,209,919
Alabama Power Co.:
3.750%, 3/1/2045	2,000,000	2,222,809
1.450%, 9/15/2030	2,500,000	2,349,785
Berkshire Hathaway Energy Co., 1.650%, 5/15/2031 (2)	850,000	807,824
Duke Energy Florida LLC, 2.500%, 12/1/2029	2,000,000	2,077,376
Public Service Electric and Gas Co.:
0.950%, 3/15/2026 (2)	1,000,000	997,922
3.200%, 8/1/2049	1,000,000	1,037,174
San Diego Gas & Electric Co., 4.100%, 6/15/2049	1,000,000	1,162,486
Talen Energy Supply LLC, 6.500%, 6/1/2025	1,500,000	1,269,375

		14,979,373

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (5)	1,500,000	1,524,465

Electronics — 0.4%
Jabil, Inc., 3.000%, 1/15/2031	2,000,000	2,032,071

Engineering & Construction — 0.6%
Fluor Corp., 4.250%, 9/15/2028 (2)	2,500,000	2,556,250

Entertainment — 0.4%
International Game Technology PLC, 4.125%, 4/15/2026 (5)	1,800,000	1,860,867

Environmental Control — 0.2%
Stericycle, Inc., 3.875%, 1/15/2029 (5)	925,000	924,029

Food — 2.0%
Flowers Foods, Inc., 2.400%, 3/15/2031	1,000,000	990,230
JM Smucker Co., 3.550%, 3/15/2050	1,000,000	1,031,523
Kraft Heinz Foods Co., 4.375%, 6/1/2046	1,950,000	2,098,620
Kroger Co., 4.450%, 2/1/2047	1,000,000	1,141,973
MARB BondCo PLC, 3.950%, 1/29/2031 (5)	1,000,000	962,675
Mars, Inc., 2.375%, 7/16/2040 (5)	2,000,000	1,841,861
Pilgrim’s Pride Corp., 4.250%, 4/15/2031 (2) (5)	1,000,000	1,012,650

		9,079,532

Gas — 0.3%
National Fuel Gas Co., 2.950%, 3/1/2031	1,500,000	1,493,504

Healthcare-Products — 0.6%
STERIS Irish FinCo UnLtd Co., 2.700%, 3/15/2031	2,500,000	2,513,871

Healthcare-Services — 2.5%
Anthem, Inc., 2.250%, 5/15/2030	3,300,000	3,285,449
Encompass Health Corp., 4.500%, 2/1/2028	1,000,000	1,033,750
Highmark, Inc., 1.450%, 5/10/2026 (5)	1,000,000	1,000,581
Laboratory Corp. of America Holdings, 1.550%, 6/1/2026	1,500,000	1,506,714
Molina Healthcare, Inc., 4.375%, 6/15/2028 (5)	1,500,000	1,548,990
Tenet Healthcare Corp., 7.500%, 4/1/2025 (5)	700,000	751,406
Universal Health Services, Inc., 2.650%, 10/15/2030 (5)	2,000,000	1,981,770

		11,108,660

Household Products/Wares — 0.4%
ACCO Brands Corp., 4.250%, 3/15/2029 (5)	2,000,000	1,972,700

Insurance — 6.0%
Athene Holding, Ltd., 3.500%, 1/15/2031	1,500,000	1,581,504
Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,000,000	1,213,605
Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,642,000	1,747,352
Five Corners Funding Trust II, 2.850%, 5/15/2030 (5)	1,250,000	1,300,379
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	2,500,000	2,882,031
Lincoln National Corp., 3.625%, 12/12/2026	2,000,000	2,219,060
Nationwide Financial Services, Inc., 3.900%, 11/30/2049 (5)	2,500,000	2,663,752
New York Life Insurance Co., 3.750%, 5/15/2050 (5)	1,000,000	1,073,207
Pacific Life Global Funding II, 1.450%, 1/20/2028 (5)	2,000,000	1,960,158
Prudential Financial, Inc.:
3.700%, 3/13/2051	2,000,000	2,161,124
3.935%, 12/7/2049	1,000,000	1,125,421
Sammons Financial Group, Inc., 3.350%, 4/16/2031 (5)	2,000,000	2,029,608
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (5)	2,000,000	1,982,092
Unum Group:
4.000%, 3/15/2024	2,000,000	2,170,280
4.000%, 6/15/2029	1,000,000	1,105,749

		27,215,322

Internet — 2.1%
Amazon.com, Inc.:
3.100%, 5/12/2051	1,250,000	1,252,763
4.050%, 8/22/2047	1,500,000	1,747,480
eBay, Inc.:
3.650%, 5/10/2051	1,500,000	1,501,704
4.000%, 7/15/2042	1,500,000	1,600,027
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	1,500,000	1,749,856
VeriSign, Inc., 2.700%, 6/15/2031	1,500,000	1,503,090

		9,354,920

Investment Companies — 1.2%
Ares Capital Corp., 3.625%, 1/19/2022 (2)	1,500,000	1,525,443
FS KKR Capital Corp., 3.400%, 1/15/2026	2,000,000	2,063,954
Icahn Enterprises LP, 4.375%, 2/1/2029 (5)	1,000,000	982,670
Prospect Capital Corp., 3.364%, 11/15/2026	1,000,000	994,967

		5,567,034

Iron/Steel — 0.8%
Nucor Corp., 4.400%, 5/1/2048	2,000,000	2,414,942
Vale Overseas, Ltd., 3.750%, 7/8/2030	1,350,000	1,429,313

		3,844,255

Leisure Time — 0.2%
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	1,000,000	1,034,060

Lodging — 1.0%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,002,468
MGM Resorts International, 6.750%, 5/1/2025 (2)	1,375,000	1,475,863

Travel & Leisure Co., 6.000%, 4/1/2027	2,000,000	2,220,730

		4,699,061

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc., 3.803%, 8/15/2042 (2)	2,000,000	2,317,720

Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp., 4.400%, 3/15/2024	1,500,000	1,636,597

Media — 2.3%
Charter Communications Operating LLC, 5.375%, 5/1/2047	2,000,000	2,342,681
Comcast Corp., 4.600%, 10/15/2038	1,750,000	2,119,137
Cox Communications, Inc., 4.600%, 8/15/2047 (5)	1,500,000	1,756,955
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (5)	1,500,000	1,462,770
ViacomCBS, Inc., 4.375%, 3/15/2043	1,500,000	1,637,283
Virgin Media Finance PLC, 5.000%, 7/15/2030 (5)	1,250,000	1,246,484

		10,565,310

Mining — 0.8%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (5)	600,000	645,996
Freeport-McMoRan, Inc., 4.125%, 3/1/2028	2,750,000	2,873,750

		3,519,746

Miscellaneous Manufacturing — 1.1%
Siemens Financieringsmaatschappij NV:
1.700%, 3/11/2028 (5)	2,825,000	2,830,034
3.300%, 9/15/2046 (5)	2,000,000	2,111,295

		4,941,329

Oil & Gas — 2.5%
Ecopetrol SA, 7.375%, 9/18/2043	1,500,000	1,804,380
EQT Corp., 3.900%, 10/1/2027	500,000	534,575
Exxon Mobil Corp., 3.095%, 8/16/2049	1,000,000	978,592
Occidental Petroleum Corp., 4.300%, 8/15/2039	1,250,000	1,070,581
Petroleos Mexicanos, 6.875%, 8/4/2026	1,500,000	1,664,745
Shell International Finance BV, 3.750%, 9/12/2046	1,000,000	1,110,556
Valero Energy Corp.:
2.150%, 9/15/2027	2,000,000	2,013,550
4.000%, 4/1/2029	1,000,000	1,096,585
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (5)	1,150,000	1,015,214

		11,288,778

Oil & Gas Services — 0.9%
Baker Hughes a GE Co. LLC, 4.080%, 12/15/2047	2,000,000	2,171,372
Halliburton Co., 4.850%, 11/15/2035	1,550,000	1,788,278

		3,959,650

Packaging & Containers — 0.5%
Berry Global, Inc., 1.570%, 1/15/2026 (5)	2,125,000	2,129,208

Pharmaceuticals — 6.5%
AbbVie, Inc., 0.799% (LIBOR 3 Month + 65 basis points), 11/21/2022 (6)	4,682,000	4,716,139
AdaptHealth LLC, 4.625%, 8/1/2029 (5)	1,000,000	982,500
AstraZeneca PLC, 3.500%, 8/17/2023	2,000,000	2,133,886
Bayer US Finance II LLC, 4.875%, 6/25/2048 (5)	2,350,000	2,821,396
Cigna Corp., 2.375%, 3/15/2031 (2)	2,000,000	1,997,307
CVS Health Corp.:
3.250%, 8/15/2029	2,000,000	2,153,615
4.300%, 3/25/2028	1,411,000	1,617,685
Eli Lilly and Co., 3.700%, 3/1/2045	1,000,000	1,114,590
Evernorth Health, Inc., 4.800%, 7/15/2046	1,500,000	1,707,113
HLF Financing Sarl LLC , 4.875%, 6/1/2029 (5)	2,250,000	2,256,862
Johnson & Johnson, 1.300%, 9/1/2030	2,200,000	2,109,489
Mylan, Inc., 5.200%, 4/15/2048	1,500,000	1,771,856
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/2023	2,000,000	2,100,902
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046	2,500,000	2,147,312

		29,630,652

Pipelines — 1.8%
Enable Midstream Partners LP, 4.950%, 5/15/2028	3,000,000	3,400,832
Energy Transfer LP, 5.300%, 4/1/2044	1,500,000	1,660,768

EQM Midstream Partners LP, 4.000%, 8/1/2024	1,500,000	1,536,720
MPLX LP, 4.800%, 2/15/2029	1,250,000	1,450,057

		8,048,377

Real Estate — 0.3%
Howard Hughes Corp., 4.125%, 2/1/2029 (5)	1,500,000	1,492,410

Real Estate Investment Trusts — 3.0%
Crown Castle International Corp., 2.900%, 4/1/2041	2,000,000	1,863,741
EPR Properties, 5.250%, 7/15/2023	1,000,000	1,048,574
Host Hotels & Resorts LP, 3.500%, 9/15/2030	1,400,000	1,439,798
iStar, Inc., 5.500%, 2/15/2026	2,500,000	2,575,150
Kimco Realty Corp., 3.300%, 2/1/2025	1,250,000	1,355,105
Mid-America Apartments LP, 3.600%, 6/1/2027	2,275,000	2,523,516
Rexford Industrial Realty LP, 2.125%, 12/1/2030	1,250,000	1,191,909
Service Properties Trust, 4.500%, 3/15/2025	1,500,000	1,460,625

		13,458,418

Retail — 4.2%
7-Eleven, Inc., 2.800%, 2/10/2051 (5)	2,000,000	1,795,697
Genuine Parts Co., 1.875%, 11/1/2030	2,500,000	2,373,398
Home Depot, Inc., 4.250%, 4/1/2046	2,000,000	2,394,815
L Brands, Inc., 6.950%, 3/1/2033	1,350,000	1,577,968
Lowe’s Cos., Inc., 3.000%, 10/15/2050	2,250,000	2,114,257
Ross Stores, Inc., 4.600%, 4/15/2025	2,000,000	2,265,625
Starbucks Corp.:
2.550%, 11/15/2030	1,000,000	1,014,374
3.750%, 12/1/2047	2,000,000	2,117,653
Walgreens Boots Alliance, Inc., 4.100%, 4/15/2050	2,000,000	2,107,247
Walmart, Inc., 3.700%, 6/26/2028	1,000,000	1,136,284

		18,897,318

Semiconductors — 1.6%
Broadcom, Inc., 4.750%, 4/15/2029	2,000,000	2,291,184
KLA Corp., 3.300%, 3/1/2050	1,750,000	1,742,145
Marvell Technology, Inc.:
2.950%, 4/15/2031 (5)	2,000,000	2,027,731
4.875%, 6/22/2028 (5)	1,000,000	1,142,714

		7,203,774

Software — 2.5%
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,826,021
Citrix Systems, Inc., 3.300%, 3/1/2030	3,000,000	3,123,177
Fiserv, Inc., 4.400%, 7/1/2049	2,000,000	2,319,606
Oracle Corp., 4.000%, 11/15/2047	1,000,000	1,049,215
VMware, Inc., 3.900%, 8/21/2027	2,000,000	2,224,107

		11,542,126

Sovereign — 1.1%
Bermuda Government International Bond, 2.375%, 8/20/2030 (5)	2,500,000	2,475,000
Export-Import Bank of Korea, 3.000%, 11/1/2022	2,250,000	2,331,130

		4,806,130

Telecommunications — 3.3%
Altice France SA, 5.125%, 7/15/2029 (5)	750,000	744,566
AT&T, Inc.:
4.350%, 6/15/2045	1,000,000	1,106,037
4.500%, 5/15/2035	2,000,000	2,298,480
Motorola Solutions, Inc., 2.300%, 11/15/2030	1,475,000	1,430,502
Telecom Italia Capital SA, 7.200%, 7/18/2036	1,500,000	1,863,000
T-Mobile USA, Inc.:
2.250%, 2/15/2026	1,000,000	1,009,700
2.625%, 4/15/2026	1,000,000	1,019,045
Verizon Communications, Inc.:
2.550%, 3/21/2031	3,000,000	3,021,646
4.522%, 9/15/2048	2,000,000	2,374,286

		14,867,262

Transportation — 1.9%
CSX Corp., 3.800%, 4/15/2050	1,500,000	1,649,903

FedEx Corp., 4.050%, 2/15/2048	2,500,000	2,764,053
Norfolk Southern Corp., 2.300%, 5/15/2031	1,000,000	1,002,135
Union Pacific Corp., 3.250%, 2/5/2050	2,000,000	2,001,133
United Parcel Service, Inc., 5.200%, 4/1/2040	1,000,000	1,321,943

		8,739,167

Water — 0.2%
American Water Capital Corp., 2.800%, 5/1/2030	1,000,000	1,049,302

Total Corporate Bonds & Notes (identified cost $416,308,958)		439,119,826

Short-Term Investments — 6.4%

Collateral Investment for Securities on Loan — 3.4%
BMO Government Money Market Fund — Premier Class 0.010% (3) (4)	15,423,335	15,423,335

Mutual Funds — 3.0%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	13,625,260	13,625,260

Total Short-Term Investments (identified cost $29,048,595)		29,048,595

Total Investments — 103.2% (identified cost $445,357,553)		468,168,421

Other Assets and Liabilities — (3.2)%		(14,706,363)

Total Net Assets — 100.0%		$453,462,058

Core Plus Bond Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations — 5.3%

Federal Home Loan Mortgage Corporation — 1.9%
3.244%, 8/25/2027, (Series K068)	$6,000,000	$6,718,828
3.310%, 5/25/2023, (Series K032) (6)	15,000,000	15,842,112

		22,560,940
Federal National Mortgage Association — 0.9%
3.370%, 7/25/2028, (Series 2018-M10) (6)	10,000,000	11,279,567

Private Sponsor — 0.8%
Federal Home Loan Mortgage Corporation, Class M2, (Series 2019-DNA1), 2.741% (LIBOR 1 Month + 265 basis points), 1/25/2049 (5) (6)	4,433,471	4,517,806
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.252%, 4/25/2051 (5) (6)	3,500,000	3,969,169
Class B, (Series 2019-K95), 3.919%, 8/25/2052 (5) (6)	1,500,000	1,674,023

		10,160,998

WL Collateral CMO — 1.7%
Federal Home Loan Mortgage Corporation, Class M2, (Series 2021-HQA1), 2.260% (SOFR30A + 225 basis points), 8/25/2033 (5) (6)	18,500,000	18,772,124

Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.442% (LIBOR 1 Month + 435 basis points), 5/25/2029 (6)	2,053,916	2,151,161

		20,923,285

Total Collateralized Mortgage Obligations (identified cost $61,947,886)		64,924,790
Commercial Mortgage Securities — 4.8%

Private Sponsor — 4.8%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (6)	7,500,000	8,654,708
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	11,050,380

Commercial Mortgage Trust, Class D, (Series 2013-CR12), 5.071%, 10/10/2046 (5) (6)	4,500,000	2,910,858
GS Mortgage Securities Trust:
Class B, (Series 2020-GC45), 3.405%, 2/13/2053 (6)	3,500,000	3,731,550
Class D, (Series 2013-GC16), 5.311%, 11/10/2046 (5) (6)	2,000,000	2,013,629
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	10,171,056
Wells Fargo Commercial Mortgage Trust:
Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	7,724,088
Class B, (Series 2015-C26), 3.783%, 2/15/2048	7,000,000	7,466,169
WFRBS Commercial Mortgage Trust, Class D, (Series 2013-C16), 5.005%, 9/15/2046 (5) (6)	6,609,000	5,581,073

Total Commercial Mortgage Securities (identified cost $56,816,787)		59,303,511
Common Stocks — 0.0%

Energy — 0.0%

Oil & Gas-Drilling — 0.0%
Valaris, Ltd. (1)	5,801	136,173

Total Common Stocks (identified cost $127,587)		136,173

Corporate Bonds & Notes — 46.7%

Aerospace/Defense — 1.1%
BAE Systems PLC, 1.900%, 2/15/2031 (5)	2,500,000	2,374,882

Boeing Co., 4.875%, 5/1/2025	3,750,000	4,214,287
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	3,500,000	3,749,375
TransDigm, Inc., 6.250%, 3/15/2026 (5)	3,000,000	3,168,825

		13,507,369
Agriculture — 1.3%
Altria Group, Inc., 5.950%, 2/14/2049	5,000,000	6,163,887
BAT Capital Corp., 4.540%, 8/15/2047	5,000,000	5,022,600
Philip Morris International, Inc., 0.875%, 5/1/2026	5,000,000	4,952,707

		16,139,194
Airlines — 1.0%
Delta Air Lines, Inc.:
2.900%, 10/28/2024 (2)	2,000,000	2,029,154
3.750%, 10/28/2029	5,000,000	4,997,155
United Airlines Pass Through Trust, 5.875%, 4/15/2029	4,282,425	4,742,891

		11,769,200
Apparel — 0.5%
Tapestry, Inc., 4.125%, 7/15/2027 (2)	5,500,000	6,019,980

Auto Manufacturers — 1.5%
Ford Motor Co.:
4.750%, 1/15/2043	5,000,000	5,050,900
5.291%, 12/8/2046	1,500,000	1,597,058
General Motors Co., 5.000%, 10/1/2028 (2)	2,000,000	2,332,741
General Motors Financial Co., Inc., 4.000%, 1/15/2025	4,000,000	4,369,265
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028 (5)	2,900,000	2,964,713
Navistar International Corp., 9.500%, 5/1/2025 (5)	1,850,000	2,002,348

		18,317,025
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028 (2)	2,000,000	2,172,710

Banks — 8.9%
Banco Santander SA, 1.748% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	4,000,000	4,045,655
Bank of America Corp., 4.183%, 11/25/2027	7,500,000	8,441,938
Barclays PLC, 3.811% (H15T1Y + 170 basis points), 3/10/2042 (6)	10,000,000	10,059,622
BNP Paribas SA, 2.824%, 1/26/2041 (5)	6,000,000	5,493,392

Capital One Financial Corp., 1.135% (LIBOR 3 Month + 95 basis points), 3/9/2022 (6)	1,500,000	1,509,377
CBB International Sukuk Programme Co. SPC, 3.950%, 9/16/2027 (5)	3,500,000	3,572,555
Citigroup, Inc.:
0.981% (SOFR + 67 basis points), 5/1/2025 (6)	2,500,000	2,516,284
1.565% (LIBOR 3 Month + 143 basis points), 9/1/2023 (6)	5,000,000	5,075,204
Goldman Sachs Group, Inc., 4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (6)	5,000,000	5,680,338
HSBC Holdings PLC, 3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (6)	4,000,000	4,421,484
ING Groep NV, 4.100%, 10/2/2023	5,000,000	5,417,793
JPMorgan Chase & Co.:
1.184% (LIBOR 3 Month + 100 basis points), 1/15/2023 (6)	4,000,000	4,024,546
1.578% (SOFR + 89 basis points), 4/22/2027 (2) (6)	4,500,000	4,538,030
2.525% (SOFR + 151 basis points), 11/19/2041 (6)	6,000,000	5,504,094
3.625%, 12/1/2027	5,000,000	5,529,264
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (6)	7,500,000	7,762,478
Mizuho Financial Group, Inc., 0.777% (LIBOR 3 Month + 63 basis points), 5/25/2024 (6)	3,860,000	3,881,396
Morgan Stanley:
0.985% (SOFR + 72 basis points), 12/10/2026 (6)	2,000,000	1,977,793
3.950%, 4/23/2027	5,000,000	5,635,854
PNC Financial Services Group, Inc., 2.200%, 11/1/2024	5,750,000	6,080,636
Regions Financial Corp., 2.250%, 5/18/2025	3,500,000	3,662,956
Wells Fargo & Co., 0.805% (SOFR + 51 basis points), 5/19/2025 (6)	4,000,000	4,018,130

		108,848,819
Building Materials — 0.2%
US Concrete, Inc., 5.125%, 3/1/2029 (5)	2,375,000	2,434,886

Chemicals — 1.2%
Braskem Netherlands Finance BV, 4.500%, 1/31/2030 (5)	1,500,000	1,562,625
Chemours Co., 5.750%, 11/15/2028 (5)	3,000,000	3,210,330
Nouryon Holding BV, 8.000%, 10/1/2026 (5)	4,500,000	4,766,670
Orbia Advance Corp SAB de C.V., 6.750%, 9/19/2042 (5)	4,400,000	5,684,360

		15,223,985
Commercial Services — 0.9%
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	3,850,000	4,167,814
Quanta Services, Inc., 2.900%, 10/1/2030	3,500,000	3,610,926
Triton Container International, Ltd., 2.050%, 4/15/2026 (5)	3,200,000	3,229,881

		11,008,621
Computers — 0.7%
Dell International LLC:
5.300%, 10/1/2029 (5)	2,500,000	2,964,371
8.350%, 7/15/2046 (5)	2,000,000	3,141,868
Seagate HDD Cayman:
4.091%, 6/1/2029 (5)	1,091,000	1,100,585
4.875%, 6/1/2027	1,006,000	1,100,061

		8,306,885
Diversified Financial Services — 2.9%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	5,000,000	5,515,245
Citadel Finance LLC, 3.375%, 3/9/2026 (5)	5,000,000	5,003,765
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,500,000	1,751,198
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	672,452
Jefferies Group LLC, 4.150%, 1/23/2030	5,000,000	5,550,297
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,271,758
Nasdaq, Inc., 1.650%, 1/15/2031 (2)	8,000,000	7,480,204
Synchrony Financial, 3.950%, 12/1/2027	6,500,000	7,190,400

		35,435,319
Electric — 1.7%
Berkshire Hathaway Energy Co.:
2.850%, 5/15/2051	6,500,000	6,001,990
4.050%, 4/15/2025 (2)	3,500,000	3,904,231
Duke Energy Florida LLC, 2.500%, 12/1/2029	5,000,000	5,193,441
Vistra Operations Co. LLC, 4.375%, 5/1/2029 (5)	5,500,000	5,535,585

		20,635,247
Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (5)	2,500,000	2,540,775

Engineering & Construction — 0.3%
Fluor Corp., 4.250%, 9/15/2028 (2)	4,000,000	4,090,000

Entertainment — 0.2%
International Game Technology PLC, 4.125%, 4/15/2026 (5)	2,000,000	2,067,630

Food — 1.4%
Albertsons Cos. LLC, 5.750%, 3/15/2025	448,000	460,661
Kraft Heinz Foods Co., 4.375%, 6/1/2046	5,000,000	5,381,078
Kroger Co., 4.450%, 2/1/2047	5,000,000	5,709,865
MARB BondCo PLC, 3.950%, 1/29/2031 (5)	2,000,000	1,925,350
Pilgrim’s Pride Corp., 4.250%, 4/15/2031 (2) (5)	4,000,000	4,050,600

		17,527,554
Healthcare-Products — 0.3%
STERIS Irish FinCo UnLtd Co., 2.700%, 3/15/2031	3,750,000	3,770,806

Healthcare-Services — 0.9%
Anthem, Inc., 2.375%, 1/15/2025	5,000,000	5,254,768
Laboratory Corp. of America Holdings, 1.550%, 6/1/2026	3,000,000	3,013,429
Molina Healthcare, Inc., 4.375%, 6/15/2028 (5)	2,500,000	2,581,650

		10,849,847
Home Builders — 0.4%
Forestar Group, Inc., 3.850%, 5/15/2026 (2) (5)	2,000,000	2,017,210

Meritage Homes Corp., 3.875%, 4/15/2029 (5)	2,375,000	2,476,139

		4,493,349

Household Products/Wares — 0.3%
ACCO Brands Corp., 4.250%, 3/15/2029 (5)	4,000,000	3,945,400

Insurance — 3.0%
Athene Holding, Ltd., 3.500%, 1/15/2031	2,000,000	2,108,671
Brighthouse Financial, Inc., 5.625%, 5/15/2030	2,750,000	3,337,414
Five Corners Funding Trust II, 2.850%, 5/15/2030 (2) (5)	5,000,000	5,201,515
Manulife Financial Corp., 2.484%, 5/19/2027 (2)	3,500,000	3,681,676
Pacific Life Global Funding II, 1.450%, 1/20/2028 (5)	4,500,000	4,410,355
Reinsurance Group of America, Inc., 3.150%, 6/15/2030	3,750,000	3,952,133
Sammons Financial Group, Inc., 3.350%, 4/16/2031 (5)	3,000,000	3,044,412
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (5)	4,300,000	4,261,498
Unum Group, 5.750%, 8/15/2042	5,930,000	7,187,127

		37,184,801
Internet — 0.7%
Amazon.com, Inc., 3.100%, 5/12/2051	3,000,000	3,006,632
eBay, Inc., 4.000%, 7/15/2042	3,500,000	3,733,397
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	1,537,000	1,793,018

		8,533,047
Investment Companies — 1.0%
FS KKR Capital Corp., 3.400%, 1/15/2026	3,500,000	3,611,920
Icahn Enterprises LP, 4.375%, 2/1/2029 (5)	2,750,000	2,702,342
Owl Rock Capital Corp., 3.400%, 7/15/2026	4,000,000	4,185,151
Prospect Capital Corp., 3.364%, 11/15/2026	2,000,000	1,989,935

		12,489,348
Leisure Time — 0.3%
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	3,500,000	3,619,210

Lodging — 0.4%
MGM Resorts International, 6.750%, 5/1/2025	2,375,000	2,549,218
Wyndham Destinations, Inc., 5.650%, 4/1/2024 (2)	2,250,000	2,462,501

		5,011,719
Media — 2.1%
Charter Communications Operating LLC, 5.375%, 5/1/2047	6,500,000	7,613,714
Discovery Communications LLC, 5.300%, 5/15/2049	5,000,000	5,974,204
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (5)	3,500,000	3,413,130
Univision Communications, Inc., 6.625%, 6/1/2027 (5)	1,350,000	1,461,375
ViacomCBS, Inc., 4.375%, 3/15/2043	3,500,000	3,820,328
Ziggo BV, 5.500%, 1/15/2027 (5)	2,750,000	2,853,125

		25,135,876
Mining — 0.6%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (5)	1,200,000	1,291,992
Glencore Funding LLC, 4.000%, 3/27/2027 (5)	5,000,000	5,553,550

		6,845,542
Oil & Gas — 1.9%
Diamond Offshore Drilling, Inc., 3.450%, 11/1/2023 (12)	5,000,000	912,500
EQT Corp., 3.900%, 10/1/2027	1,900,000	2,031,385
Exxon Mobil Corp., 3.095%, 8/16/2049	6,000,000	5,871,549
Occidental Petroleum Corp., 4.400%, 8/15/2049	3,750,000	3,155,494
Petroleos Mexicanos, 6.875%, 8/4/2026	2,611,000	2,897,766
Valero Energy Corp., 2.150%, 9/15/2027	3,000,000	3,020,325
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (5)	5,500,000	4,855,372

		22,744,391
Packaging & Containers — 0.6%
Berry Global, Inc., 1.570%, 1/15/2026 (5)	6,000,000	6,011,880
Klabin Austria GmbH, 3.200%, 1/12/2031 (5)	1,000,000	963,500

		6,975,380
Pharmaceuticals — 2.0%
AdaptHealth LLC, 4.625%, 8/1/2029 (5)	2,300,000	2,259,750
Bayer US Finance II LLC, 4.250%, 12/15/2025 (5)	5,000,000	5,611,226
HLF Financing Sarl LLC , 4.875%, 6/1/2029 (5)	6,000,000	6,018,300

Mylan, Inc., 5.200%, 4/15/2048	5,000,000	5,906,187
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046	5,000,000	4,294,625

		24,090,088
Pipelines — 0.5%
Energy Transfer Operating LP, 5.150%, 3/15/2045	4,000,000	4,405,808
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044	2,000,000	2,214,356

		6,620,164
Real Estate — 0.3%
Howard Hughes Corp., 4.125%, 2/1/2029 (5)	3,500,000	3,482,290

Real Estate Investment Trusts — 1.9%
Crown Castle International Corp., 2.900%, 4/1/2041	4,000,000	3,727,482
EPR Properties, 5.250%, 7/15/2023	910,000	954,203
iStar, Inc., 5.500%, 2/15/2026	7,000,000	7,210,420
Rexford Industrial Realty LP, 2.125%, 12/1/2030	5,000,000	4,767,637
Service Properties Trust, 4.500%, 3/15/2025	2,500,000	2,434,375
Simon Property Group LP, 3.250%, 9/13/2049	5,000,000	4,783,215

		23,877,332
Retail — 1.4%
Genuine Parts Co., 1.875%, 11/1/2030	5,000,000	4,746,796
L Brands, Inc., 6.950%, 3/1/2033	1,500,000	1,753,297
Lowe’s Cos., Inc., 3.000%, 10/15/2050	7,000,000	6,577,687
Walgreens Boots Alliance, Inc., 3.200%, 4/15/2030	3,500,000	3,682,673

		16,760,453
Semiconductors — 0.7%
Broadcom, Inc., 4.110%, 9/15/2028	3,000,000	3,319,666
Marvell Technology, Inc.:
2.950%, 4/15/2031 (5)	3,000,000	3,041,597
4.875%, 6/22/2028 (5)	2,000,000	2,285,428

		8,646,691
Software — 0.7%
CA, Inc., 4.700%, 3/15/2027	4,000,000	4,521,633
Citrix Systems, Inc., 3.300%, 3/1/2030	4,000,000	4,164,236

		8,685,869
Sovereign — 0.3%
Egypt Government International Bond, 5.875%, 2/16/2031 (5)	1,000,000	986,524
Mexico Government International Bond, 4.280%, 8/14/2041	2,500,000	2,602,150

		3,588,674
Telecommunications — 2.1%
Altice France SA, 5.125%, 7/15/2029 (5)	2,000,000	1,985,510
Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/1/2026 (5)	2,500,000	2,587,575
Lumen Technologies, Inc., 7.600%, 9/15/2039	4,000,000	4,548,880
Motorola Solutions, Inc., 2.300%, 11/15/2030	3,000,000	2,909,496
Telecom Italia SpA, 5.303%, 5/30/2024 (5)	6,000,000	6,532,500
T-Mobile USA, Inc., 3.375%, 4/15/2029	4,500,000	4,580,258
Verizon Communications, Inc., 3.550%, 3/22/2051 (2)	2,250,000	2,290,396

		25,434,615
Transportation — 0.1%
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (5)	1,750,000	1,793,916

Total Corporate Bonds & Notes (identified cost $543,317,203)		570,624,007

U.S. Government & U.S. Government Agency Obligations — 15.8%

U.S. Treasury Bonds & Notes — 15.8%
0.375%, 4/30/2025	$25,000,000	24,846,680
1.125%, 5/15/2040	15,000,000	12,537,012
1.500%, 10/31/2024	40,000,000	41,481,250
2.000%, 8/15/2025	25,000,000	26,458,008
2.250%, 8/15/2049	10,000,000	9,928,906
2.375%, 5/15/2029	5,000,000	5,368,945
2.750%, 6/30/2025	40,000,000	43,531,250
2.875%, 5/15/2049	20,150,000	22,685,279

3.000%, 2/15/2049	5,000,000	5,756,641

Total U.S. Government & U.S. Government Agency Obligations (identified cost $187,698,540)		192,593,971

U.S. Government Agency-Mortgage Securities — 24.0%

Federal Home Loan Mortgage Corporation — 2.8%
3.000%, 11/1/2042	642,070	684,638
3.000%, 4/1/2043	875,681	938,935
3.000%, 4/1/2043	1,444,804	1,540,971
3.000%, 5/1/2043	1,207,555	1,282,681
3.000%, 7/1/2043	4,898,763	5,203,327
3.000%, 9/1/2043	5,246,962	5,594,085
3.000%, 4/1/2045	3,491,562	3,688,204
3.500%, 12/1/2040	553,862	602,310
3.500%, 12/1/2041	359,858	390,205
3.500%, 3/1/2042	135,595	147,437
3.500%, 12/1/2042	293,971	319,645
3.500%, 11/1/2043	2,654,641	2,868,445
3.500%, 1/1/2044	2,503,422	2,705,046
3.500%, 2/1/2044	2,715,839	2,931,685
3.500%, 11/1/2044	1,737,605	1,867,955
4.000%, 4/1/2026	111,860	119,180
4.000%, 12/1/2039	244,447	267,394
4.000%, 12/1/2040	1,367,610	1,502,738
4.000%, 3/1/2041	110,797	121,545
4.000%, 8/1/2041	83,836	92,555
4.000%, 11/1/2041	323,091	356,641
4.500%, 3/1/2039	54,523	60,419
4.500%, 5/1/2039	242,307	271,409
4.500%, 2/1/2040	55,526	61,978
4.500%, 2/1/2041	433,678	480,575
5.000%, 12/1/2035	35,765	41,120
5.000%, 1/1/2038	17,673	20,389
5.000%, 3/1/2038	58,168	66,893
5.000%, 3/1/2038	17,866	20,517
5.000%, 2/1/2039	121,494	133,810
5.000%, 1/1/2040	88,546	101,740
6.000%, 6/1/2037	19,444	22,581
6.000%, 1/1/2038	24,986	28,322

		34,535,375
Federal National Mortgage Association — 20.3%
1.500%, 9/1/2035	16,944,613	17,173,587
1.500%, 2/1/2051	19,620,021	19,280,957
2.000%, 1/1/2036	23,840,827	24,658,564
2.000%, 5/1/2036	19,892,262	20,574,564
2.000%, 7/1/2050	6,250,336	6,322,026
2.000%, 7/1/2050	17,458,578	17,658,823
2.000%, 8/1/2050	8,684,755	8,784,366
2.500%, 9/1/2040	5,523,201	5,747,729
2.500%, 4/1/2050	10,715,218	11,111,767
2.500%, 9/1/2050	4,213,551	4,369,486
2.500%, 6/1/2051	11,250,000	11,666,340
3.000%, 3/1/2043	1,928,817	2,055,709
3.000%, 7/1/2043	2,992,541	3,173,618
3.000%, 7/1/2043	6,511,061	6,959,049
3.000%, 9/1/2044	3,329,012	3,520,057
3.000%, 1/1/2045	4,542,866	4,813,455
3.000%, 6/1/2045	2,971,271	3,137,465
3.000%, 3/1/2046	5,317,667	5,595,323
3.000%, 7/1/2046	7,081,744	7,473,187
3.000%, 4/1/2049	7,447,545	7,787,318
3.000%, 9/1/2049	8,718,045	9,121,556
3.000%, 9/1/2049	8,628,066	9,016,267
3.000%, 11/1/2049	2,059,278	2,151,931

3.500%, 5/1/2042	541,153	584,778
3.500%, 10/1/2042	446,644	485,568
3.500%, 10/1/2042	382,366	414,279
3.500%, 10/1/2042	458,696	495,645
3.500%, 11/1/2042	242,575	262,225
3.500%, 12/1/2042	576,191	626,128
3.500%, 12/1/2047	1,713,625	1,817,829
3.500%, 3/1/2049	9,223,068	9,742,918
3.500%, 4/1/2049	4,040,690	4,268,440
3.500%, 6/1/2049	6,552,941	6,922,292
3.500%, 10/1/2049	4,094,362	4,325,137
4.000%, 11/1/2040	138,022	150,924
4.000%, 1/1/2041	150,910	165,444
4.000%, 2/1/2041	1,042,072	1,143,157
4.000%, 2/1/2041	151,993	166,096
4.000%, 3/1/2041	103,852	114,035
4.000%, 11/1/2041	151,253	166,529
4.000%, 9/1/2048	2,054,781	2,196,785
4.500%, 6/1/2039	357,702	400,432
4.500%, 8/1/2041	151,099	167,278
5.000%, 7/1/2022	17,191	17,908
5.000%, 3/1/2035	118,196	134,957
5.000%, 5/1/2042	268,773	306,725
5.500%, 2/1/2034	21,586	24,548
5.500%, 8/1/2037	208,280	241,642
5.500%, 6/1/2038	31,187	36,294
6.000%, 12/1/2038	8,050	9,081
6.500%, 10/1/2037	22,051	26,406
6.500%, 11/1/2037	10,041	11,803

		247,578,427
Government National Mortgage Association — 0.9%
2.000%, 1/20/2036	9,649,474	9,997,063
4.000%, 10/15/2040	176,069	194,427
4.000%, 12/15/2040	189,817	207,484
4.000%, 4/15/2041	255,598	282,727
5.500%, 8/20/2038	48,344	53,960
5.500%, 2/15/2039	24,588	28,389
6.000%, 12/15/2038	34,247	39,665
6.000%, 1/15/2039	13,476	15,662

		10,819,377

Total U.S. Government Agency-Mortgage Securities (identified cost $287,326,223)		292,933,179

Short-Term Investments — 4.5%

Collateral Investment for Securities on Loan — 1.4%
BMO Government Money Market Fund — Premier Class, 0.010% (3) (4)	17,232,863	17,232,863

Mutual Funds — 3.1%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	37,345,220	37,345,220

Total Short-Term Investments (identified cost $54,578,083)		54,578,083

Total Investments — 101.1% (identified cost $1,191,812,309)		1,235,093,714

Other Assets and Liabilities — (1.1)%		(13,416,771)

Total Net Assets — 100.0%		$1,221,676,943

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 28, 2021. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of May 28, 2021. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Non-income producing.

(2)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(3)	Denotes an investment in an affiliated entity. Please refer to Note 4, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

(4)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedule of Investments.

(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At May 28, 2021 these securities amounted to:

	Amount	% of Total Net Assets
Global Low Volatility Equity Fund	$124,571	3.49%
Disciplined International Equity Fund	958,723	1.27
LGM Emerging Markets Equity Fund	6,827,040	2.17
Ultra Short Tax-Free Fund	53,366,019	10.23
Short Tax-Free Fund	4,308,140	3.21
Short-Term Income Fund	35,440,481	12.02
Intermediate Tax-Free Fund	99,540,293	5.09
Strategic Income Fund	50,370,780	45.29
Corporate Income Fund	121,313,965	26.75
Core Plus Bond Fund	217,089,191	17.77

(6)

Denotes a variable rate security. The rate shown is the current interest rate as of May 28, 2021. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(7)	Purchased on a when-issued or delayed delivery basis.

(8)	Denotes a zero coupon rate security.

(9)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(10)

Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(11)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 4.76%, as calculated based upon total portfolio market value.

(12)	Issue is in default or bankruptcy.

Notes to Schedules of Investments (Unaudited)

1.    Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. As of May 28, 2021, the Corporation consisted of 27 portfolios, including 22 diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, and 5 target risk portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Funds	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund (1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund(1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.

(1) Collectively referred to as the “International Funds”.

2.    Securities Lending

Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company serves as the securities lending agent for the Funds participating in the program. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in the BMO Government Money Market Fund. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Notes to Schedules of Investments (Unaudited)

Cash collateral received as part of the Funds’ securities lending program was invested in the following security as of May 28, 2021:

Description	Value
BMO Government Money Market Fund – Premier Class, 0.010%(1)	$72,642,841

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$1,211,178	$1,242,936
Large-Cap Value Fund	463,637	473,054
Small-Cap Value Fund	807,209	815,829
Small-Cap Growth Fund	85,123	88,460
Global Low Volatility Equity Fund	136,040	144,175
Disciplined International Equity Fund	1,598,926	1,710,504
Pyrford International Stock Fund	17,322,156	18,866,912
LGM Emerging Markets Equity Fund	3,046,274	3,193,900
Short-Term Income Fund	3,537,025	3,608,603
Strategic Income Fund	9,642,964	9,842,270
Corporate Income Fund	15,124,961	15,423,335
Core Plus Bond Fund	16,887,642	17,232,863

Total	$69,863,135	$72,642,841

1)	Denotes an investment in an affiliated entity. Please refer to Note 4, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

3.     Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase, and of sufficient credit quality, are valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Notes to Schedules of Investments (Unaudited)

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended May 31, 2021 the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of May 28, 2021.

The following is a summary of the inputs used, as of May 28, 2021, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$169,313,784	$—	$—	$169,313,784
Short-Term Investments	4,838,472	—	—	4,838,472

Total	$174,152,256	$—	$—	$174,152,256

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$237,569,620	$—	$—	$237,569,620
Short-Term Investments	6,006,460	—	—	6,006,460

Total	$243,576,080	$—	$—	$243,576,080

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$333,706,496	$—	$—	$333,706,496
Short-Term Investments	6,957,117	—	—	6,957,117

Total	$340,663,613	$—	$—	$340,663,613

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$527,257,367	$—	$—	$527,257,367
Short-Term Investments	9,672,689	—	—	9,672,689

Total	$536,930,056	$—	$—	$536,930,056

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$45,077,535	$—	$—	$45,077,535
Short-Term Investments	611,357	—	—	611,357

Total	$45,688,892	$—	$—	$45,688,892

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$22,306,067	$—	$—	$22,306,067
Short-Term Investments	327,583	—	—	327,583

Total	$22,633,650	$—	$—	$22,633,650

Notes to Schedules of Investments (Unaudited)

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$106,860,437	$—	$—	$106,860,437
Short-Term Investments	3,444,942	—	—	3,444,942

Total	$110,305,379	$—	$—	$110,305,379

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$117,672,075	$—	$—	$117,672,075
Short-Term Investments	1,996,340	—	—	1,996,340

Total	$119,668,415	$—	$—	$119,668,415

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$22,673	$—	$—	$22,673
Bermuda	43,909	—	—	43,909
Canada	317,758	—	—	317,758
Cayman Islands	120,964	—	—	120,964
China	34,757	—	—	34,757
Denmark	22,478	—	—	22,478
France	25,314	—	—	25,314
Germany	26,985	—	—	26,985
Hong Kong	200,448	—	—	200,448
Hungary	9,566	—	—	9,566
Israel	38,291	—	—	38,291
Italy	106,200	—	—	106,200
Japan	591,747	—	—	591,747
Mexico	45,913	—	—	45,913
Netherlands	110,605	—	—	110,605
Philippines	91,423	—	—	91,423
Singapore	121,134	—	—	121,134
Spain	26,371	—	—	26,371
Switzerland	166,730	—	—	166,730
Taiwan	184,466	—	—	184,466
United Kingdom	102,343	—	—	102,343
United States	1,080,880	—	—	1,080,880
Short-Term Investments	204,839	—	—	204,839

Total	$3,695,794	$—	$—	$3,695,794

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,247,620	$—	$—	$6,247,620
China	1,302,194	—	—	1,302,194
Denmark	2,191,125	—	—	2,191,125
Finland	1,005,128	—	—	1,005,128
France	4,723,073	—	—	4,723,073
Germany	4,001,710	—	—	4,001,710
Hong Kong	215,362	—	—	215,362
Italy	3,784,604	—	—	3,784,604
Japan	16,024,857	—	—	16,024,857
Jersey	935,214	—	—	935,214
Netherlands	7,117,962	—	—	7,117,962
New Zealand	452,480	—	—	452,480
Norway	1,370,812	—	—	1,370,812
Singapore	3,285,551	—	—	3,285,551
Spain	863,931	—	—	863,931
Sweden	2,215,498	—	—	2,215,498
Switzerland	8,485,559	—	—	8,485,559
United Kingdom	7,948,296	—	—	7,948,296
Short-Term Investments	4,487,633	—	—	4,487,633

Total	$76,658,609	$—	$—	$76,658,609

Notes to Schedules of Investments (Unaudited)

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$80,621,596	$—	$—	$80,621,596
Finland	20,127,992	—	—	20,127,992
France	58,384,424	—	—	58,384,424
Germany	59,720,535	—	—	59,720,535
Hong Kong	37,216,838	—	—	37,216,838
Indonesia	13,601,830	—	—	13,601,830
Japan	107,410,902	—	—	107,410,902
Malaysia	21,898,015	—	—	21,898,015
Netherlands	25,326,398	—	—	25,326,398
Norway	13,717,320	—	—	13,717,320
Singapore	44,958,033	—	—	44,958,033
Sweden	11,999,803	—	—	11,999,803
Switzerland	87,371,940	—	—	87,371,940
Taiwan	20,960,643	—	—	20,960,643
United Kingdom	137,561,213	—	—	137,561,213
Preferred Stocks
Germany	10,832,252	—	—	10,832,252
Short-Term Investments	26,639,275	—	—	26,639,275

Total	$778,349,009	$—	$—	$778,349,009

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$8,060,507	$—	$—	$8,060,507
China	91,018,917	—	—	91,018,917
Hong Kong	31,834,944	—	—	31,834,944
India	73,254,649	—	—	73,254,649
Indonesia	6,239,030	—	—	6,239,030
Jersey	6,827,040	—	—	6,827,040
Mexico	11,233,842	—	—	11,233,842
Nigeria	3,337,059	—	—	3,337,059
Portugal	4,957,307	—	—	4,957,307
Russia	9,703,472	—	—	9,703,472
South Africa	11,298,006	—	—	11,298,006
South Korea	8,539,614	—	—	8,539,614
Taiwan	30,205,223	—	—	30,205,223
Thailand	3,421,914	—	—	3,421,914
United Kingdom	3,098,707	—	—	3,098,707
United States	4,698,852	—	—	4,698,852
Common Stock Units	4,988,755	—	—	4,988,755

Short-Term Investments	3,526,380	3,193,900	—	6,720,280

Total	$316,244,218	$3,193,900	$—	$319,438,118

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$497,356,093	$—	$497,356,093
Mutual Funds	27,320,000	—	—	27,320,000
Repurchase Agreements	—	129,504	—	129,504

Total	$27,320,000	$497,485,597	$—	$524,805,597

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$136,439,545	$—	$136,439,545
Mutual Funds	1,400,000	—	—	1,400,000
Repurchase Agreements	—	204,292	—	204,292

Total	$1,400,000	$136,643,837	$—	$138,043,837

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$43,301,066	$—	$43,301,066
Collateralized Mortgage Obligations	—	13,008,583	—	13,008,583
Commercial Mortgage Securities	—	6,189,005	—	6,189,005
Corporate Bonds & Notes	—	168,707,299	—	168,707,299

Notes to Schedules of Investments (Unaudited)

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
U.S. Government & U.S. Government Agency Obligations	$—	$42,027,141	$—	$42,027,141
U.S. Government Agency-Mortgage Securities	—	6,364,478	—	6,364,478
Short-Term Investments	14,934,101	2,496,688	—	17,430,789

Total	$14,934,101	$282,094,260	$—	$297,028,361

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,953,585,810	$—	$1,953,585,810
Mutual Funds	17,000,000	—	—	17,000,000
Repurchase Agreements	—	275,134	—	275,134

Total	$17,000,000	$1,953,860,944	$—	$1,970,860,944

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$129,633	$—	$129,633
Collateralized Mortgage Obligations	—	9,900,088	—	9,900,088
Commercial Mortgage Securities	—	8,119,280	—	8,119,280
Corporate Bonds & Notes	—	81,695,835	—	81,695,835
U.S. Government Agency-Mortgage Securities	—	3,279,889	—	3,279,889
Short-Term Investments	17,531,637	—	—	17,531,637

Total	$17,531,637	$103,124,725	$—	$120,656,362

	Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$439,119,826	$—	$439,119,826
Short-Term Investments	29,048,595	—	—	29,048,595

Total	$29,048,595	$439,119,826	$—	$468,168,421

	Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$64,924,790	$—	$64,924,790
Commercial Mortgage Securities	—	59,303,511	—	59,303,511
Common Stocks	136,173	—	—	136,173
Corporate Bonds & Notes	—	570,624,007	—	570,624,007
U.S. Government & U.S. Government Agency Obligations	—	192,593,971	—	192,593,971
U.S. Government Agency-Mortgage Securities	—	292,933,179	—	292,933,179
Short-Term Investments	54,578,083	—	—	54,578,083

Total	$54,714,256	$1,180,379,458	$—	$1,235,093,714

(1)        All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

Notes to Schedules of Investments (Unaudited)

4.     Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 28, 2021 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases(1)	Sales Proceeds(1)	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%
Low Volatility Equity Fund	$4,254,460	$21,481,776	$25,735,231	$851	$(1,856)	$—	$1,464	$—
Dividend Income Fund	5,160,131	9,323,159	14,482,514	713	(1,489)	—	1,698	—
Large-Cap Value Fund	3,589,882	12,472,203	16,061,831	162	(416)	—	1,072	—
Large-Cap Growth Fund	2,951,726	27,793,751	30,743,352	590	(2,715)	—	2,674	—
Mid-Cap Value Fund	1,403,585	5,487,148	6,890,896	281	(118)	—	146	—
Mid-Cap Growth Fund	1,582,909	15,041,709	16,624,611	317	(324)	—	288	—
Small-Cap Value Fund	1,651,709	3,875,920	5,527,572	271	(328)	—	363	—
Small-Cap Growth Fund	1,915,098	8,646,616	10,561,709	291	(296)	—	444	—
Global Low Volatility Equity Fund	172,064	288,152	460,219	34	(31)	—	32	—
Disciplined International Equity Fund	885,003	4,636,205	5,521,077	177	(308)	—	244	—
Pyrford International Stock Fund	30,794,964	29,852,649	60,646,162	(1,611)	160	—	4,867	—
LGM Emerging Markets Equity Fund	5,950,565	38,853,527	44,800,734	1,190	(4,548)	—	4,746	—
Short-Term Income Fund	7,069,356	41,894,271	48,963,160	1,414	(1,881)	—	1,738	—
Strategic Income Fund	702,920	14,661,522	15,363,811	104	(735)	—	760	—
Corporate Income Fund	18,017,006	60,500,728	78,515,675	1,839	(3,898)	—	3,754	—
Core Plus Bond Fund	24,129,137	147,725,914	171,851,254	4,139	(7,936)	—	9,251	—

Cash Sweep Investments in BMO Government Money Market Fund — Premier Class,0.010%
Low Volatility Equity Fund	—	32,306,189	28,710,653	—	—	3,595,536	109	—
Dividend Income Fund	—	59,519,619	53,513,159	—	—	6,006,460	237	—
Large-Cap Value Fund	—	38,036,137	31,552,074	—	—	6,484,063	194	—
Large-Cap Growth Fund	—	53,848,971	44,176,282	—	—	9,672,689	364	—
Mid-Cap Value Fund	—	5,529,775	4,918,418	—	—	611,357	22	—
Mid-Cap Growth Fund	—	2,645,439	2,317,856	—	—	327,583	14	—
Small-Cap Value Fund	—	13,739,683	11,110,570	—	—	2,629,113	64	—
Small-Cap Growth Fund	—	10,898,720	8,990,840	—	—	1,907,880	73	—
Global Low Volatility Equity Fund	—	370,014	309,350	—	—	60,664	3	—
Disciplined International Equity Fund	—	17,746,521	14,969,392	—	—	2,777,129	62	—
Pyrford International Stock Fund	—	99,354,444	91,582,081	—	—	7,772,363	934	—
LGM Emerging Markets Equity Fund	—	62,417,385	58,891,005	—	—	3,526,380	325	—
Short-Term Income Fund	—	100,663,867	89,338,369	—	—	11,325,498	383	—
Strategic Income Fund	—	44,658,750	36,969,383	—	—	7,689,367	242	—
Corporate Income Fund	—	108,856,802	95,231,542	—	—	13,625,260	698	—
Core Plus Bond Fund	—	235,409,773	198,064,553	—	—	37,345,220	1,297	—

Notes to Schedules of Investments (Unaudited)

Collateral Investment for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 0.190%

Global Low Volatility Equity Fund	$430,413	$556,090	$986,171	$—	$(332)	$—	$—	$—
Disciplined International Equity Fund	532,390	2,402,989	2,935,426	—	47	—	—	—
Pyrford International Stock Fund	17,734,286	95,954,411	113,695,823	—	7,126	—	—	—

Collateral Investment for Securities on Loan in BMO Government Money Market Fund, Premier Class, 0.010%

Low Volatility Equity Fund	—	1,318,748	75,812	—	—	1,242,936	—	—
Large-Cap Value Fund	—	2,029,865	1,556,811	—	—	473,054	—	—
Small-Cap Value Fund	—	13,739,683	831,222	—	—	815,829	—	—
Small-Cap Growth Fund	—	10,898,720	2,042,579	—	—	88,460	—	—
Global Low Volatility Equity Fund	—	980,215	836,039	—	—	144,175	—	—
Disciplined International Equity Fund	—	10,426,293	8,715,789	—	—	1,710,504	—	—
Pyrford International Stock Fund	—	130,361,901	111,494,989	—	—	18,866,912	—	—
LGM Emerging Markets Equity Fund	—	7,807,747	4,613,847	—	—	3,193,900	—	—
Short-Term Income Fund	—	12,081,071	8,472,468	—	—	3,608,603	—	—
Strategic Income Fund	—	13,600,200	36,969,383	—	—	9,842,270	—	—
Corporate Income Fund	—	28,116,433	12,693,098	—	—	15,423,335	—	—
Core Plus Bond Fund	—	33,392,083	16,159,220	—	—	17,232,863	—	—

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Government Money Market Fund, Premier Class, 0.010%

Low Volatility Equity Fund	513,206	3,204,758	3,717,964	—	—	—	—	—
Dividend Income Fund	1,054,246	10,655,754	11,710,000	—	—	—	—	—
Large-Cap Value Fund	1,334,152	6,409,620	7,743,772	—	—	—	—	—
Large-Cap Growth Fund	1,086,000	10,984,000	12,070,000	—	—	—	—	—
Mid-Cap Value Fund	222,430	2,247,570	2,470,000	—	—	—	—	—
Mid-Cap Growth Fund	318,797	3,221,203	3,540,000	—	—	—	—	—
Small-Cap Value Fund	160,341	1,308,151	1,468,492	—	—	—	—	—
Small-Cap Growth Fund	498,064	2,329,878	2,827,942	—	—	—	—	—
Short-Term Income Fund	622,366	5,366,620	5,988,986	—	—	—	—	—
Strategic Income Fund	186,808	7,752,338	7,939,146	—	—	—	—	—
Corporate Income Fund	1,440,121	17,385,260	18,825,381	—	—	—	—	—
Core Plus Bond Fund	1,563,469	20,134,848	21,698,317	—	—	—	—	—

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 0.190%

Low Volatility Equity Fund	7,985,080	—	7,985,080	—	—	—	—	—
Dividend Income Fund	16,403,255	—	16,403,255	—	—	—	—	—
Large-Cap Value Fund	20,758,364	—	20,758,364	—	—	—	—	—
Large-Cap Growth Fund	16,897,322	—	16,897,322	—	—	—	—	—
Mid-Cap Value Fund	3,460,834	—	3,460,834	—	—	—	—	—
Mid-Cap Growth Fund	4,960,240	—	4,960,240	—	—	—	—	—
Small-Cap Value Fund	2,494,785	—	2,494,785	—	—	—	—	—
Small-Cap Growth Fund	7,749,483	—	7,749,483	—	—	—	—	—
Short-Term Income Fund	9,683,533	—	9,683,533	—	—	—	—	—
Corporate Income Fund	22,407,164	—	22,407,164	—	—	—	—	—
Core Plus Bond Fund	24,326,355	—	24,326,355	—	—	—	—	—

(1) Includes adjustment for net change in Collateral Pool Pro Rata Allocation of value, at end of period.